Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LORD ABBETT MUNICIPAL INCOME FUND INC
Entity Central Index Key	0000737800
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000096621
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Income Municipal Bond Fund
Class Name	Class A
Trading Symbol	HYMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.83%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned -0.20%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 0.20% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg High Yield Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: The Fund’s allocation to investment grade bonds was the primary contributor to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration relative to the Bloomberg High Yield Municipal Bond Index detracted as the yield curve steepened and intermediate and longer maturity rates rose over the period. An overweight allocation to the Industrial Development sector and underweight allocation to the Special Tax, Local General Obligation, and Tobacco sectors detracted from relative performance. Security selection within the Education, Transportation and Special Tax sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg High Yield Municipal Bond Index	Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	Lipper High Yield Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$9,771	$10,000	$10,000	$10,000	$10,000
10/31/2015	$9,877	$10,122	$10,093	$10,073	$10,002
11/30/2015	$9,916	$10,162	$10,133	$10,129	$9,975
12/31/2015	$9,971	$10,178	$10,168	$10,221	$9,943
1/31/2016	$10,054	$10,236	$10,248	$10,313	$10,080
2/29/2016	$10,118	$10,348	$10,327	$10,333	$10,151
3/31/2016	$10,208	$10,457	$10,409	$10,433	$10,244
4/30/2016	$10,307	$10,521	$10,477	$10,533	$10,284
5/31/2016	$10,415	$10,659	$10,577	$10,618	$10,286
6/30/2016	$10,647	$10,990	$10,849	$10,827	$10,471
7/31/2016	$10,712	$11,062	$10,898	$10,842	$10,537
8/31/2016	$10,757	$11,102	$10,929	$10,886	$10,525
9/30/2016	$10,776	$11,132	$10,928	$10,863	$10,519
10/31/2016	$10,662	$10,994	$10,800	$10,733	$10,439
11/30/2016	$10,193	$10,340	$10,241	$10,233	$10,192
12/31/2016	$10,238	$10,482	$10,375	$10,301	$10,206
1/31/2017	$10,358	$10,629	$10,494	$10,376	$10,226
2/28/2017	$10,485	$10,883	$10,682	$10,491	$10,295
3/31/2017	$10,514	$10,907	$10,706	$10,546	$10,290
4/30/2017	$10,597	$10,981	$10,780	$10,728	$10,369
5/31/2017	$10,707	$11,149	$10,947	$10,892	$10,449
6/30/2017	$10,717	$11,125	$10,918	$10,884	$10,438
7/31/2017	$10,818	$11,198	$10,996	$10,955	$10,483
8/31/2017	$10,978	$11,352	$11,123	$11,072	$10,577
9/30/2017	$10,929	$11,291	$11,065	$11,060	$10,527
10/31/2017	$10,863	$11,322	$11,094	$11,060	$10,533
11/30/2017	$10,872	$11,351	$11,091	$11,077	$10,519
12/31/2017	$10,993	$11,498	$11,225	$11,197	$10,568
1/31/2018	$10,973	$11,391	$11,111	$11,126	$10,446
2/28/2018	$10,963	$11,399	$11,104	$11,094	$10,347
3/31/2018	$11,075	$11,566	$11,224	$11,168	$10,413
4/30/2018	$11,130	$11,617	$11,243	$11,173	$10,336
5/31/2018	$11,280	$11,860	$11,441	$11,316	$10,410
6/30/2018	$11,384	$11,919	$11,481	$11,351	$10,397
7/31/2018	$11,421	$11,961	$11,517	$11,390	$10,399
8/31/2018	$11,515	$12,057	$11,588	$11,434	$10,466
9/30/2018	$11,456	$12,010	$11,532	$11,376	$10,399
10/31/2018	$11,293	$11,859	$11,413	$11,254	$10,317
11/30/2018	$11,322	$11,942	$11,509	$11,301	$10,378
12/31/2018	$11,410	$12,045	$11,622	$11,397	$10,569
1/31/2019	$11,458	$12,126	$11,703	$11,460	$10,681
2/28/2019	$11,601	$12,192	$11,767	$11,552	$10,675
3/31/2019	$11,886	$12,507	$12,029	$11,779	$10,880
4/30/2019	$11,975	$12,577	$12,089	$11,845	$10,883
5/31/2019	$12,182	$12,781	$12,275	$12,026	$11,076
6/30/2019	$12,262	$12,848	$12,332	$12,081	$11,215
7/31/2019	$12,350	$12,928	$12,418	$12,160	$11,240
8/31/2019	$12,646	$13,239	$12,680	$12,387	$11,531
9/30/2019	$12,595	$13,213	$12,628	$12,331	$11,470
10/31/2019	$12,593	$13,241	$12,653	$12,339	$11,504
11/30/2019	$12,641	$13,292	$12,696	$12,388	$11,498
12/31/2019	$12,719	$13,331	$12,734	$12,429	$11,490
1/31/2020	$12,999	$13,660	$13,018	$12,671	$11,711
2/29/2020	$13,330	$13,948	$13,255	$12,899	$11,922
3/31/2020	$11,775	$12,414	$12,140	$11,728	$11,852
4/30/2020	$11,344	$11,995	$11,820	$11,389	$12,063
5/31/2020	$11,770	$12,485	$12,265	$11,755	$12,119
6/30/2020	$12,288	$12,979	$12,616	$12,141	$12,195
7/31/2020	$12,592	$13,332	$12,913	$12,401	$12,377
8/31/2020	$12,618	$13,367	$12,914	$12,406	$12,277
9/30/2020	$12,583	$13,380	$12,924	$12,402	$12,271
10/31/2020	$12,568	$13,404	$12,925	$12,391	$12,216
11/30/2020	$12,907	$13,726	$13,195	$12,675	$12,336
12/31/2020	$13,163	$13,983	$13,384	$12,889	$12,353
1/31/2021	$13,461	$14,275	$13,595	$13,108	$12,264
2/28/2021	$13,256	$14,125	$13,427	$12,948	$12,087
3/31/2021	$13,365	$14,278	$13,551	$13,049	$11,936
4/30/2021	$13,558	$14,487	$13,719	$13,222	$12,030
5/31/2021	$13,727	$14,654	$13,836	$13,371	$12,070
6/30/2021	$13,888	$14,840	$13,964	$13,512	$12,155
7/31/2021	$14,038	$15,018	$14,113	$13,639	$12,290
8/31/2021	$13,976	$14,994	$14,081	$13,591	$12,267
9/30/2021	$13,817	$14,896	$13,985	$13,468	$12,161
10/31/2021	$13,754	$14,836	$13,934	$13,434	$12,157
11/30/2021	$13,969	$15,030	$14,094	$13,596	$12,193
12/31/2021	$14,004	$15,069	$14,126	$13,629	$12,162
1/31/2022	$13,520	$14,648	$13,734	$13,268	$11,900
2/28/2022	$13,370	$14,613	$13,696	$13,158	$11,767
3/31/2022	$12,797	$14,085	$13,219	$12,707	$11,441
4/30/2022	$12,279	$13,585	$12,785	$12,254	$11,006
5/31/2022	$12,423	$13,735	$12,943	$12,405	$11,077
6/30/2022	$11,947	$13,296	$12,600	$11,968	$10,904
7/31/2022	$12,377	$13,792	$13,023	$12,395	$11,170
8/31/2022	$12,072	$13,485	$12,734	$12,106	$10,854
9/30/2022	$11,304	$12,654	$12,053	$11,452	$10,385
10/31/2022	$11,043	$12,395	$11,857	$11,248	$10,251
11/30/2022	$11,727	$13,117	$12,500	$11,849	$10,628
12/31/2022	$11,689	$13,095	$12,500	$11,800	$10,580
1/31/2023	$12,164	$13,677	$12,986	$12,249	$10,905
2/28/2023	$11,834	$13,247	$12,618	$11,918	$10,623
3/31/2023	$11,953	$13,453	$12,844	$12,086	$10,893
4/30/2023	$12,049	$13,530	$12,882	$12,126	$10,959
5/31/2023	$11,965	$13,437	$12,785	$12,057	$10,840
6/30/2023	$12,186	$13,676	$12,977	$12,176	$10,801
7/31/2023	$12,228	$13,764	$13,050	$12,209	$10,794
8/31/2023	$12,075	$13,556	$12,855	$12,037	$10,725
9/30/2023	$11,669	$13,095	$12,440	$11,658	$10,452
10/31/2023	$11,391	$12,885	$12,273	$11,423	$10,287
11/30/2023	$12,153	$13,884	$13,164	$12,217	$10,753
12/31/2023	$12,536	$14,301	$13,528	$12,585	$11,165
1/31/2024	$12,608	$14,234	$13,463	$12,632	$11,134
2/29/2024	$12,704	$14,346	$13,538	$12,709	$10,977
3/31/2024	$12,794	$14,517	$13,642	$12,785	$11,078
4/30/2024	$12,655	$14,428	$13,529	$12,633	$10,798
5/31/2024	$12,736	$14,537	$13,582	$12,710	$10,981
6/30/2024	$12,985	$14,893	$13,870	$13,005	$11,086
7/31/2024	$13,117	$15,056	$14,014	$13,138	$11,344
8/31/2024	$13,248	$15,233	$14,159	$13,245	$11,507
9/30/2024	$13,463	$15,371	$14,291	$13,409	$11,662
10/31/2024	$13,305	$15,137	$14,077	$13,224	$11,372
11/30/2024	$13,498	$15,462	$14,359	$13,445	$11,493
12/31/2024	$13,316	$15,205	$14,130	$13,236	$11,304
1/31/2025	$13,401	$15,320	$14,225	$13,306	$11,364
2/28/2025	$13,560	$15,511	$14,389	$13,471	$11,614
3/31/2025	$13,315	$15,329	$14,194	$13,224	$11,619
4/30/2025	$13,121	$15,056	$13,990	$13,031	$11,665
5/31/2025	$13,073	$15,066	$13,999	$12,979	$11,581
6/30/2025	$13,137	$15,155	$14,083	$12,944	$11,759
7/31/2025	$12,915	$14,926	$13,935	$12,790	$11,728
8/31/2025	$12,981	$15,006	$14,026	$12,879	$11,868
9/30/2025	$13,437	$15,401	$14,380	$13,279	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	(0.20%)	1.32%	3.24%
Class A with sales charge	(2.47%)	0.86%	3.00%
Bloomberg High Yield Municipal Bond Index	0.20%	2.85%	4.41%
Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	0.62%	2.16%	3.70%
Lipper High Yield Municipal Debt Funds Average	(0.97%)	1.38%	2.88%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,140,786,753
Holdings Count | Holding	600
Advisory Fees Paid, Amount	$ 17,835,908
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$4,140,786,753
# of Portfolio Holdings	600
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$17,835,908

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.37%
  A-1.85%
  A+2.61%
  AA3.34%
  AA-2.21%
  AA+1.13%
  AAA0.55%
  B0.16%
  B-2.42%
  B+1.56%
  BB4.29%
  BB-1.50%
  BB+11.52%
  BBB4.53%
  BBB-9.17%
  BBB+2.06%
  CCC0.35%
  CCC-0.86%
  CCC+1.06%
  NR45.46%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096623
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Income Municipal Bond Fund
Class Name	Class C
Trading Symbol	HYMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$145	1.46%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned -0.73%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 0.20% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg High Yield Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: The Fund’s allocation to investment grade bonds was the primary contributor to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration relative to the Bloomberg High Yield Municipal Bond Index detracted as the yield curve steepened and intermediate and longer maturity rates rose over the period. An overweight allocation to the Industrial Development sector and underweight allocation to the Special Tax, Local General Obligation, and Tobacco sectors detracted from relative performance. Security selection within the Education, Transportation and Special Tax sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg High Yield Municipal Bond Index	Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	Lipper High Yield Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,094	$10,122	$10,093	$10,073	$10,002
11/30/2015	$10,137	$10,162	$10,133	$10,129	$9,975
12/31/2015	$10,179	$10,178	$10,168	$10,221	$9,943
1/31/2016	$10,259	$10,236	$10,248	$10,313	$10,080
2/29/2016	$10,319	$10,348	$10,327	$10,333	$10,151
3/31/2016	$10,406	$10,457	$10,409	$10,433	$10,244
4/30/2016	$10,510	$10,521	$10,477	$10,533	$10,284
5/31/2016	$10,615	$10,659	$10,577	$10,618	$10,286
6/30/2016	$10,845	$10,990	$10,849	$10,827	$10,471
7/31/2016	$10,897	$11,062	$10,898	$10,842	$10,537
8/31/2016	$10,947	$11,102	$10,929	$10,886	$10,525
9/30/2016	$10,951	$11,132	$10,928	$10,863	$10,519
10/31/2016	$10,829	$10,994	$10,800	$10,733	$10,439
11/30/2016	$10,347	$10,340	$10,241	$10,233	$10,192
12/31/2016	$10,388	$10,482	$10,375	$10,301	$10,206
1/31/2017	$10,504	$10,629	$10,494	$10,376	$10,226
2/28/2017	$10,628	$10,883	$10,682	$10,491	$10,295
3/31/2017	$10,651	$10,907	$10,706	$10,546	$10,290
4/30/2017	$10,730	$10,981	$10,780	$10,728	$10,369
5/31/2017	$10,836	$11,149	$10,947	$10,892	$10,449
6/30/2017	$10,841	$11,125	$10,918	$10,884	$10,438
7/31/2017	$10,937	$11,198	$10,996	$10,955	$10,483
8/31/2017	$11,093	$11,352	$11,123	$11,072	$10,577
9/30/2017	$11,037	$11,291	$11,065	$11,060	$10,527
10/31/2017	$10,966	$11,322	$11,094	$11,060	$10,533
11/30/2017	$10,978	$11,351	$11,091	$11,077	$10,519
12/31/2017	$11,085	$11,498	$11,225	$11,197	$10,568
1/31/2018	$11,059	$11,391	$11,111	$11,126	$10,446
2/28/2018	$11,053	$11,399	$11,104	$11,094	$10,347
3/31/2018	$11,160	$11,566	$11,224	$11,168	$10,413
4/30/2018	$11,201	$11,617	$11,243	$11,173	$10,336
5/31/2018	$11,346	$11,860	$11,441	$11,316	$10,410
6/30/2018	$11,444	$11,919	$11,481	$11,351	$10,397
7/31/2018	$11,475	$11,961	$11,517	$11,390	$10,399
8/31/2018	$11,564	$12,057	$11,588	$11,434	$10,466
9/30/2018	$11,499	$12,010	$11,532	$11,376	$10,399
10/31/2018	$11,338	$11,859	$11,413	$11,254	$10,317
11/30/2018	$11,352	$11,942	$11,509	$11,301	$10,378
12/31/2018	$11,434	$12,045	$11,622	$11,397	$10,569
1/31/2019	$11,486	$12,126	$11,703	$11,460	$10,681
2/28/2019	$11,624	$12,192	$11,767	$11,552	$10,675
3/31/2019	$11,892	$12,507	$12,029	$11,779	$10,880
4/30/2019	$11,976	$12,577	$12,089	$11,845	$10,883
5/31/2019	$12,186	$12,781	$12,275	$12,026	$11,076
6/30/2019	$12,250	$12,848	$12,332	$12,081	$11,215
7/31/2019	$12,341	$12,928	$12,418	$12,160	$11,240
8/31/2019	$12,621	$13,239	$12,680	$12,387	$11,531
9/30/2019	$12,573	$13,213	$12,628	$12,331	$11,470
10/31/2019	$12,564	$13,241	$12,653	$12,339	$11,504
11/30/2019	$12,596	$13,292	$12,696	$12,388	$11,498
12/31/2019	$12,667	$13,331	$12,734	$12,429	$11,490
1/31/2020	$12,949	$13,660	$13,018	$12,671	$11,711
2/29/2020	$13,262	$13,948	$13,255	$12,899	$11,922
3/31/2020	$11,708	$12,414	$12,140	$11,728	$11,852
4/30/2020	$11,284	$11,995	$11,820	$11,389	$12,063
5/31/2020	$11,690	$12,485	$12,265	$11,755	$12,119
6/30/2020	$12,198	$12,979	$12,616	$12,141	$12,195
7/31/2020	$12,504	$13,332	$12,913	$12,401	$12,377
8/31/2020	$12,512	$13,367	$12,914	$12,406	$12,277
9/30/2020	$12,471	$13,380	$12,924	$12,402	$12,271
10/31/2020	$12,459	$13,404	$12,925	$12,391	$12,216
11/30/2020	$12,778	$13,726	$13,195	$12,675	$12,336
12/31/2020	$13,035	$13,983	$13,384	$12,889	$12,353
1/31/2021	$13,311	$14,275	$13,595	$13,108	$12,264
2/28/2021	$13,113	$14,125	$13,427	$12,948	$12,087
3/31/2021	$13,213	$14,278	$13,551	$13,049	$11,936
4/30/2021	$13,397	$14,487	$13,719	$13,222	$12,030
5/31/2021	$13,546	$14,654	$13,836	$13,371	$12,070
6/30/2021	$13,698	$14,840	$13,964	$13,512	$12,155
7/31/2021	$13,849	$15,018	$14,113	$13,639	$12,290
8/31/2021	$13,769	$14,994	$14,081	$13,591	$12,267
9/30/2021	$13,616	$14,896	$13,985	$13,468	$12,161
10/31/2021	$13,536	$14,836	$13,934	$13,434	$12,157
11/30/2021	$13,741	$15,030	$14,094	$13,596	$12,193
12/31/2021	$13,779	$15,069	$14,126	$13,629	$12,162
1/31/2022	$13,295	$14,648	$13,734	$13,268	$11,900
2/28/2022	$13,130	$14,613	$13,696	$13,158	$11,767
3/31/2022	$12,561	$14,085	$13,219	$12,707	$11,441
4/30/2022	$12,046	$13,585	$12,785	$12,254	$11,006
5/31/2022	$12,181	$13,735	$12,943	$12,405	$11,077
6/30/2022	$11,707	$13,296	$12,600	$11,968	$10,904
7/31/2022	$12,123	$13,792	$13,023	$12,395	$11,170
8/31/2022	$11,817	$13,485	$12,734	$12,106	$10,854
9/30/2022	$11,059	$12,654	$12,053	$11,452	$10,385
10/31/2022	$10,809	$12,395	$11,857	$11,248	$10,251
11/30/2022	$11,472	$13,117	$12,500	$11,849	$10,628
12/31/2022	$11,418	$13,095	$12,500	$11,800	$10,580
1/31/2023	$11,886	$13,677	$12,986	$12,249	$10,905
2/28/2023	$11,548	$13,247	$12,618	$11,918	$10,623
3/31/2023	$11,669	$13,453	$12,844	$12,086	$10,893
4/30/2023	$11,746	$13,530	$12,882	$12,126	$10,959
5/31/2023	$11,668	$13,437	$12,785	$12,057	$10,840
6/30/2023	$11,867	$13,676	$12,977	$12,176	$10,801
7/31/2023	$11,901	$13,764	$13,050	$12,209	$10,794
8/31/2023	$11,746	$13,556	$12,855	$12,037	$10,725
9/30/2023	$11,345	$13,095	$12,440	$11,658	$10,452
10/31/2023	$11,069	$12,885	$12,273	$11,423	$10,287
11/30/2023	$11,815	$13,884	$13,164	$12,217	$10,753
12/31/2023	$12,170	$14,301	$13,528	$12,585	$11,165
1/31/2024	$12,245	$14,234	$13,463	$12,632	$11,134
2/29/2024	$12,320	$14,346	$13,538	$12,709	$10,977
3/31/2024	$12,402	$14,517	$13,642	$12,785	$11,078
4/30/2024	$12,272	$14,428	$13,529	$12,633	$10,798
5/31/2024	$12,333	$14,537	$13,582	$12,710	$10,981
6/30/2024	$12,579	$14,893	$13,870	$13,005	$11,086
7/31/2024	$12,688	$15,056	$14,014	$13,138	$11,344
8/31/2024	$12,808	$15,233	$14,159	$13,245	$11,507
9/30/2024	$13,010	$15,371	$14,291	$13,409	$11,662
10/31/2024	$12,851	$15,137	$14,077	$13,224	$11,372
11/30/2024	$13,042	$15,462	$14,359	$13,445	$11,493
12/31/2024	$12,848	$15,205	$14,130	$13,236	$11,304
1/31/2025	$12,923	$15,320	$14,225	$13,306	$11,364
2/28/2025	$13,071	$15,511	$14,389	$13,471	$11,614
3/31/2025	$12,828	$15,329	$14,194	$13,224	$11,619
4/30/2025	$12,634	$15,056	$13,990	$13,031	$11,665
5/31/2025	$12,581	$15,066	$13,999	$12,979	$11,581
6/30/2025	$12,636	$15,155	$14,083	$12,944	$11,759
7/31/2025	$12,416	$14,926	$13,935	$12,790	$11,728
8/31/2025	$12,485	$15,006	$14,026	$12,879	$11,868
9/30/2025	$12,916	$15,401	$14,380	$13,279	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	(0.73%)	0.70%	2.59%
Class C with sales charge	(1.68%)	0.70%	2.59%
Bloomberg High Yield Municipal Bond Index	0.20%	2.85%	4.41%
Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	0.62%	2.16%	3.70%
Lipper High Yield Municipal Debt Funds Average	(0.97%)	1.38%	2.88%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,140,786,753
Holdings Count | Holding	600
Advisory Fees Paid, Amount	$ 17,835,908
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$4,140,786,753
# of Portfolio Holdings	600
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$17,835,908

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.37%
  A-1.85%
  A+2.61%
  AA3.34%
  AA-2.21%
  AA+1.13%
  AAA0.55%
  B0.16%
  B-2.42%
  B+1.56%
  BB4.29%
  BB-1.50%
  BB+11.52%
  BBB4.53%
  BBB-9.17%
  BBB+2.06%
  CCC0.35%
  CCC-0.86%
  CCC+1.06%
  NR45.46%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096624
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Income Municipal Bond Fund
Class Name	Class F
Trading Symbol	HYMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$73	0.73%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned -0.10%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 0.20% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg High Yield Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: The Fund’s allocation to investment grade bonds was the primary contributor to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration relative to the Bloomberg High Yield Municipal Bond Index detracted as the yield curve steepened and intermediate and longer maturity rates rose over the period. An overweight allocation to the Industrial Development sector and underweight allocation to the Special Tax, Local General Obligation, and Tobacco sectors detracted from relative performance. Security selection within the Education, Transportation and Special Tax sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg High Yield Municipal Bond Index	Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	Lipper High Yield Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,109	$10,122	$10,093	$10,073	$10,002
11/30/2015	$10,149	$10,162	$10,133	$10,129	$9,975
12/31/2015	$10,207	$10,178	$10,168	$10,221	$9,943
1/31/2016	$10,292	$10,236	$10,248	$10,313	$10,080
2/29/2016	$10,359	$10,348	$10,327	$10,333	$10,151
3/31/2016	$10,452	$10,457	$10,409	$10,433	$10,244
4/30/2016	$10,554	$10,521	$10,477	$10,533	$10,284
5/31/2016	$10,666	$10,659	$10,577	$10,618	$10,286
6/30/2016	$10,903	$10,990	$10,849	$10,827	$10,471
7/31/2016	$10,971	$11,062	$10,898	$10,842	$10,537
8/31/2016	$11,019	$11,102	$10,929	$10,886	$10,525
9/30/2016	$11,039	$11,132	$10,928	$10,863	$10,519
10/31/2016	$10,923	$10,994	$10,800	$10,733	$10,439
11/30/2016	$10,443	$10,340	$10,241	$10,233	$10,192
12/31/2016	$10,490	$10,482	$10,375	$10,301	$10,206
1/31/2017	$10,614	$10,629	$10,494	$10,376	$10,226
2/28/2017	$10,745	$10,883	$10,682	$10,491	$10,295
3/31/2017	$10,775	$10,907	$10,706	$10,546	$10,290
4/30/2017	$10,861	$10,981	$10,780	$10,728	$10,369
5/31/2017	$10,966	$11,149	$10,947	$10,892	$10,449
6/30/2017	$10,987	$11,125	$10,918	$10,884	$10,438
7/31/2017	$11,091	$11,198	$10,996	$10,955	$10,483
8/31/2017	$11,255	$11,352	$11,123	$11,072	$10,577
9/30/2017	$11,206	$11,291	$11,065	$11,060	$10,527
10/31/2017	$11,140	$11,322	$11,094	$11,060	$10,533
11/30/2017	$11,150	$11,351	$11,091	$11,077	$10,519
12/31/2017	$11,274	$11,498	$11,225	$11,197	$10,568
1/31/2018	$11,255	$11,391	$11,111	$11,126	$10,446
2/28/2018	$11,246	$11,399	$11,104	$11,094	$10,347
3/31/2018	$11,361	$11,566	$11,224	$11,168	$10,413
4/30/2018	$11,419	$11,617	$11,243	$11,173	$10,336
5/31/2018	$11,574	$11,860	$11,441	$11,316	$10,410
6/30/2018	$11,681	$11,919	$11,481	$11,351	$10,397
7/31/2018	$11,720	$11,961	$11,517	$11,390	$10,399
8/31/2018	$11,817	$12,057	$11,588	$11,434	$10,466
9/30/2018	$11,748	$12,010	$11,532	$11,376	$10,399
10/31/2018	$11,591	$11,859	$11,413	$11,254	$10,317
11/30/2018	$11,622	$11,942	$11,509	$11,301	$10,378
12/31/2018	$11,713	$12,045	$11,622	$11,397	$10,569
1/31/2019	$11,764	$12,126	$11,703	$11,460	$10,681
2/28/2019	$11,911	$12,192	$11,767	$11,552	$10,675
3/31/2019	$12,204	$12,507	$12,029	$11,779	$10,880
4/30/2019	$12,297	$12,577	$12,089	$11,845	$10,883
5/31/2019	$12,510	$12,781	$12,275	$12,026	$11,076
6/30/2019	$12,593	$12,848	$12,332	$12,081	$11,215
7/31/2019	$12,685	$12,928	$12,418	$12,160	$11,240
8/31/2019	$12,990	$13,239	$12,680	$12,387	$11,531
9/30/2019	$12,938	$13,213	$12,628	$12,331	$11,470
10/31/2019	$12,937	$13,241	$12,653	$12,339	$11,504
11/30/2019	$12,987	$13,292	$12,696	$12,388	$11,498
12/31/2019	$13,069	$13,331	$12,734	$12,429	$11,490
1/31/2020	$13,357	$13,660	$13,018	$12,671	$11,711
2/29/2020	$13,698	$13,948	$13,255	$12,899	$11,922
3/31/2020	$12,102	$12,414	$12,140	$11,728	$11,852
4/30/2020	$11,661	$11,995	$11,820	$11,389	$12,063
5/31/2020	$12,099	$12,485	$12,265	$11,755	$12,119
6/30/2020	$12,632	$12,979	$12,616	$12,141	$12,195
7/31/2020	$12,946	$13,332	$12,913	$12,401	$12,377
8/31/2020	$12,974	$13,367	$12,914	$12,406	$12,277
9/30/2020	$12,938	$13,380	$12,924	$12,402	$12,271
10/31/2020	$12,924	$13,404	$12,925	$12,391	$12,216
11/30/2020	$13,274	$13,726	$13,195	$12,675	$12,336
12/31/2020	$13,538	$13,983	$13,384	$12,889	$12,353
1/31/2021	$13,845	$14,275	$13,595	$13,108	$12,264
2/28/2021	$13,635	$14,125	$13,427	$12,948	$12,087
3/31/2021	$13,748	$14,278	$13,551	$13,049	$11,936
4/30/2021	$13,948	$14,487	$13,719	$13,222	$12,030
5/31/2021	$14,122	$14,654	$13,836	$13,371	$12,070
6/30/2021	$14,290	$14,840	$13,964	$13,512	$12,155
7/31/2021	$14,445	$15,018	$14,113	$13,639	$12,290
8/31/2021	$14,382	$14,994	$14,081	$13,591	$12,267
9/30/2021	$14,220	$14,896	$13,985	$13,468	$12,161
10/31/2021	$14,156	$14,836	$13,934	$13,434	$12,157
11/30/2021	$14,379	$15,030	$14,094	$13,596	$12,193
12/31/2021	$14,416	$15,069	$14,126	$13,629	$12,162
1/31/2022	$13,919	$14,648	$13,734	$13,268	$11,900
2/28/2022	$13,766	$14,613	$13,696	$13,158	$11,767
3/31/2022	$13,178	$14,085	$13,219	$12,707	$11,441
4/30/2022	$12,646	$13,585	$12,785	$12,254	$11,006
5/31/2022	$12,795	$13,735	$12,943	$12,405	$11,077
6/30/2022	$12,295	$13,296	$12,600	$11,968	$10,904
7/31/2022	$12,750	$13,792	$13,023	$12,395	$11,170
8/31/2022	$12,437	$13,485	$12,734	$12,106	$10,854
9/30/2022	$11,648	$12,654	$12,053	$11,452	$10,385
10/31/2022	$11,380	$12,395	$11,857	$11,248	$10,251
11/30/2022	$12,085	$13,117	$12,500	$11,849	$10,628
12/31/2022	$12,047	$13,095	$12,500	$11,800	$10,580
1/31/2023	$12,537	$13,677	$12,986	$12,249	$10,905
2/28/2023	$12,198	$13,247	$12,618	$11,918	$10,623
3/31/2023	$12,322	$13,453	$12,844	$12,086	$10,893
4/30/2023	$12,411	$13,530	$12,882	$12,126	$10,959
5/31/2023	$12,337	$13,437	$12,785	$12,057	$10,840
6/30/2023	$12,554	$13,676	$12,977	$12,176	$10,801
7/31/2023	$12,598	$13,764	$13,050	$12,209	$10,794
8/31/2023	$12,441	$13,556	$12,855	$12,037	$10,725
9/30/2023	$12,036	$13,095	$12,440	$11,658	$10,452
10/31/2023	$11,751	$12,885	$12,273	$11,423	$10,287
11/30/2023	$12,537	$13,884	$13,164	$12,217	$10,753
12/31/2023	$12,933	$14,301	$13,528	$12,585	$11,165
1/31/2024	$13,008	$14,234	$13,463	$12,632	$11,134
2/29/2024	$13,108	$14,346	$13,538	$12,709	$10,977
3/31/2024	$13,202	$14,517	$13,642	$12,785	$11,078
4/30/2024	$13,060	$14,428	$13,529	$12,633	$10,798
5/31/2024	$13,145	$14,537	$13,582	$12,710	$10,981
6/30/2024	$13,402	$14,893	$13,870	$13,005	$11,086
7/31/2024	$13,539	$15,056	$14,014	$13,138	$11,344
8/31/2024	$13,676	$15,233	$14,159	$13,245	$11,507
9/30/2024	$13,899	$15,371	$14,291	$13,409	$11,662
10/31/2024	$13,737	$15,137	$14,077	$13,224	$11,372
11/30/2024	$13,937	$15,462	$14,359	$13,445	$11,493
12/31/2024	$13,751	$15,205	$14,130	$13,236	$11,304
1/31/2025	$13,840	$15,320	$14,225	$13,306	$11,364
2/28/2025	$14,005	$15,511	$14,389	$13,471	$11,614
3/31/2025	$13,753	$15,329	$14,194	$13,224	$11,619
4/30/2025	$13,554	$15,056	$13,990	$13,031	$11,665
5/31/2025	$13,506	$15,066	$13,999	$12,979	$11,581
6/30/2025	$13,573	$15,155	$14,083	$12,944	$11,759
7/31/2025	$13,345	$14,926	$13,935	$12,790	$11,728
8/31/2025	$13,414	$15,006	$14,026	$12,879	$11,868
9/30/2025	$13,886	$15,401	$14,380	$13,279	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	(0.10%)	1.42%	3.34%
Bloomberg High Yield Municipal Bond Index	0.20%	2.85%	4.41%
Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	0.62%	2.16%	3.70%
Lipper High Yield Municipal Debt Funds Average	(0.97%)	1.38%	2.88%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,140,786,753
Holdings Count | Holding	600
Advisory Fees Paid, Amount	$ 17,835,908
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$4,140,786,753
# of Portfolio Holdings	600
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$17,835,908

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.37%
  A-1.85%
  A+2.61%
  AA3.34%
  AA-2.21%
  AA+1.13%
  AAA0.55%
  B0.16%
  B-2.42%
  B+1.56%
  BB4.29%
  BB-1.50%
  BB+11.52%
  BBB4.53%
  BBB-9.17%
  BBB+2.06%
  CCC0.35%
  CCC-0.86%
  CCC+1.06%
  NR45.46%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188226
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Income Municipal Bond Fund
Class Name	Class F3
Trading Symbol	HYMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$58	0.58%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 0.05%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 0.20% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg High Yield Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: The Fund’s allocation to investment grade bonds was the primary contributor to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration relative to the Bloomberg High Yield Municipal Bond Index detracted as the yield curve steepened and intermediate and longer maturity rates rose over the period. An overweight allocation to the Industrial Development sector and underweight allocation to the Special Tax, Local General Obligation, and Tobacco sectors detracted from relative performance. Security selection within the Education, Transportation and Special Tax sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg High Yield Municipal Bond Index	Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	Lipper High Yield Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,085	$10,075	$10,070	$10,156	$10,051
5/31/2017	$10,183	$10,229	$10,226	$10,312	$10,128
6/30/2017	$10,203	$10,207	$10,198	$10,305	$10,118
7/31/2017	$10,292	$10,274	$10,271	$10,371	$10,162
8/31/2017	$10,447	$10,415	$10,390	$10,482	$10,253
9/30/2017	$10,411	$10,360	$10,335	$10,471	$10,204
10/31/2017	$10,350	$10,388	$10,363	$10,471	$10,210
11/30/2017	$10,360	$10,414	$10,360	$10,487	$10,197
12/31/2017	$10,468	$10,549	$10,486	$10,601	$10,244
1/31/2018	$10,451	$10,451	$10,379	$10,533	$10,126
2/28/2018	$10,452	$10,458	$10,372	$10,503	$10,030
3/31/2018	$10,561	$10,611	$10,485	$10,574	$10,094
4/30/2018	$10,607	$10,659	$10,502	$10,578	$10,019
5/31/2018	$10,761	$10,882	$10,687	$10,714	$10,091
6/30/2018	$10,854	$10,936	$10,725	$10,747	$10,078
7/31/2018	$10,900	$10,974	$10,758	$10,783	$10,080
8/31/2018	$10,992	$11,062	$10,824	$10,825	$10,145
9/30/2018	$10,929	$11,019	$10,772	$10,770	$10,080
10/31/2018	$10,784	$10,881	$10,661	$10,655	$10,000
11/30/2018	$10,813	$10,957	$10,751	$10,699	$10,060
12/31/2018	$10,900	$11,051	$10,856	$10,790	$10,245
1/31/2019	$10,948	$11,125	$10,932	$10,850	$10,354
2/28/2019	$11,087	$11,185	$10,991	$10,937	$10,348
3/31/2019	$11,361	$11,474	$11,236	$11,152	$10,546
4/30/2019	$11,439	$11,539	$11,292	$11,214	$10,549
5/31/2019	$11,649	$11,726	$11,466	$11,385	$10,736
6/30/2019	$11,727	$11,788	$11,519	$11,437	$10,871
7/31/2019	$11,814	$11,862	$11,599	$11,512	$10,895
8/31/2019	$12,100	$12,147	$11,844	$11,727	$11,177
9/30/2019	$12,053	$12,122	$11,796	$11,674	$11,118
10/31/2019	$12,053	$12,148	$11,819	$11,682	$11,151
11/30/2019	$12,092	$12,195	$11,859	$11,728	$11,146
12/31/2019	$12,169	$12,231	$11,895	$11,768	$11,138
1/31/2020	$12,449	$12,533	$12,160	$11,996	$11,352
2/29/2020	$12,769	$12,797	$12,382	$12,212	$11,557
3/31/2020	$11,279	$11,390	$11,339	$11,103	$11,489
4/30/2020	$10,868	$11,005	$11,041	$10,782	$11,693
5/31/2020	$11,279	$11,454	$11,457	$11,129	$11,747
6/30/2020	$11,779	$11,908	$11,785	$11,495	$11,821
7/31/2020	$12,073	$12,231	$12,062	$11,741	$11,998
8/31/2020	$12,091	$12,264	$12,063	$11,746	$11,901
9/30/2020	$12,069	$12,276	$12,072	$11,742	$11,894
10/31/2020	$12,057	$12,298	$12,073	$11,731	$11,841
11/30/2020	$12,375	$12,593	$12,325	$12,000	$11,958
12/31/2020	$12,634	$12,829	$12,502	$12,203	$11,974
1/31/2021	$12,912	$13,097	$12,699	$12,410	$11,888
2/28/2021	$12,728	$12,960	$12,542	$12,259	$11,716
3/31/2021	$12,835	$13,100	$12,657	$12,354	$11,570
4/30/2021	$13,023	$13,292	$12,815	$12,518	$11,662
5/31/2021	$13,177	$13,444	$12,924	$12,659	$11,700
6/30/2021	$13,346	$13,615	$13,043	$12,792	$11,782
7/31/2021	$13,493	$13,778	$13,183	$12,913	$11,914
8/31/2021	$13,425	$13,757	$13,152	$12,867	$11,891
9/30/2021	$13,285	$13,667	$13,063	$12,751	$11,788
10/31/2021	$13,216	$13,611	$13,015	$12,719	$11,785
11/30/2021	$13,427	$13,790	$13,165	$12,872	$11,820
12/31/2021	$13,473	$13,826	$13,195	$12,903	$11,789
1/31/2022	$13,009	$13,439	$12,828	$12,562	$11,535
2/28/2022	$12,857	$13,408	$12,793	$12,457	$11,407
3/31/2022	$12,318	$12,923	$12,347	$12,030	$11,090
4/30/2022	$11,820	$12,464	$11,943	$11,601	$10,669
5/31/2022	$11,962	$12,601	$12,090	$11,745	$10,738
6/30/2022	$11,505	$12,199	$11,770	$11,331	$10,569
7/31/2022	$11,923	$12,654	$12,164	$11,735	$10,828
8/31/2022	$11,631	$12,372	$11,895	$11,461	$10,522
9/30/2022	$10,892	$11,610	$11,259	$10,843	$10,067
10/31/2022	$10,653	$11,372	$11,076	$10,649	$9,937
11/30/2022	$11,305	$12,034	$11,676	$11,218	$10,302
12/31/2022	$11,271	$12,014	$11,676	$11,172	$10,256
1/31/2023	$11,732	$12,548	$12,130	$11,597	$10,571
2/28/2023	$11,415	$12,154	$11,786	$11,284	$10,298
3/31/2023	$11,532	$12,343	$11,997	$11,443	$10,559
4/30/2023	$11,617	$12,414	$12,032	$11,480	$10,623
5/31/2023	$11,548	$12,328	$11,942	$11,415	$10,508
6/30/2023	$11,754	$12,547	$12,122	$11,528	$10,470
7/31/2023	$11,807	$12,629	$12,190	$11,559	$10,463
8/31/2023	$11,661	$12,437	$12,008	$11,396	$10,396
9/30/2023	$11,271	$12,014	$11,620	$11,038	$10,132
10/31/2023	$11,005	$11,822	$11,464	$10,815	$9,972
11/30/2023	$11,744	$12,738	$12,296	$11,566	$10,424
12/31/2023	$12,118	$13,121	$12,636	$11,915	$10,823
1/31/2024	$12,190	$13,060	$12,576	$11,960	$10,793
2/29/2024	$12,285	$13,162	$12,645	$12,032	$10,640
3/31/2024	$12,376	$13,319	$12,743	$12,104	$10,739
4/30/2024	$12,243	$13,237	$12,637	$11,961	$10,467
5/31/2024	$12,324	$13,337	$12,686	$12,033	$10,645
6/30/2024	$12,568	$13,664	$12,956	$12,313	$10,746
7/31/2024	$12,698	$13,814	$13,090	$12,438	$10,997
8/31/2024	$12,828	$13,976	$13,226	$12,540	$11,155
9/30/2024	$13,039	$14,102	$13,349	$12,695	$11,304
10/31/2024	$12,889	$13,887	$13,149	$12,520	$11,024
11/30/2024	$13,078	$14,186	$13,412	$12,729	$11,140
12/31/2024	$12,904	$13,950	$13,199	$12,532	$10,958
1/31/2025	$12,990	$14,056	$13,287	$12,597	$11,016
2/28/2025	$13,147	$14,231	$13,441	$12,754	$11,258
3/31/2025	$12,911	$14,064	$13,258	$12,520	$11,263
4/30/2025	$12,725	$13,813	$13,067	$12,337	$11,307
5/31/2025	$12,681	$13,823	$13,076	$12,288	$11,226
6/30/2025	$12,746	$13,904	$13,155	$12,254	$11,399
7/31/2025	$12,533	$13,694	$13,017	$12,109	$11,368
8/31/2025	$12,600	$13,767	$13,101	$12,193	$11,504
9/30/2025	$13,046	$14,130	$13,432	$12,572	$11,630

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	0.05%	1.57%	3.18%
Bloomberg High Yield Municipal Bond Index	0.20%	2.85%	4.16%
Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	0.62%	2.16%	3.54%
Lipper High Yield Municipal Debt Funds Average	(0.97%)	1.38%	2.73%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.79%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,140,786,753
Holdings Count | Holding	600
Advisory Fees Paid, Amount	$ 17,835,908
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$4,140,786,753
# of Portfolio Holdings	600
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$17,835,908

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.37%
  A-1.85%
  A+2.61%
  AA3.34%
  AA-2.21%
  AA+1.13%
  AAA0.55%
  B0.16%
  B-2.42%
  B+1.56%
  BB4.29%
  BB-1.50%
  BB+11.52%
  BBB4.53%
  BBB-9.17%
  BBB+2.06%
  CCC0.35%
  CCC-0.86%
  CCC+1.06%
  NR45.46%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096625
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Income Municipal Bond Fund
Class Name	Class I
Trading Symbol	HYMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63	0.63%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned -0.01%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 0.20% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg High Yield Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: The Fund’s allocation to investment grade bonds was the primary contributor to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration relative to the Bloomberg High Yield Municipal Bond Index detracted as the yield curve steepened and intermediate and longer maturity rates rose over the period. An overweight allocation to the Industrial Development sector and underweight allocation to the Special Tax, Local General Obligation, and Tobacco sectors detracted from relative performance. Security selection within the Education, Transportation and Special Tax sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg High Yield Municipal Bond Index	Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	Lipper High Yield Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,101	$10,122	$10,093	$10,073	$10,002
11/30/2015	$10,151	$10,162	$10,133	$10,129	$9,975
12/31/2015	$10,200	$10,178	$10,168	$10,221	$9,943
1/31/2016	$10,287	$10,236	$10,248	$10,313	$10,080
2/29/2016	$10,354	$10,348	$10,327	$10,333	$10,151
3/31/2016	$10,448	$10,457	$10,409	$10,433	$10,244
4/30/2016	$10,560	$10,521	$10,477	$10,533	$10,284
5/31/2016	$10,664	$10,659	$10,577	$10,618	$10,286
6/30/2016	$10,912	$10,990	$10,849	$10,827	$10,471
7/31/2016	$10,972	$11,062	$10,898	$10,842	$10,537
8/31/2016	$11,020	$11,102	$10,929	$10,886	$10,525
9/30/2016	$11,041	$11,132	$10,928	$10,863	$10,519
10/31/2016	$10,925	$10,994	$10,800	$10,733	$10,439
11/30/2016	$10,444	$10,340	$10,241	$10,233	$10,192
12/31/2016	$10,492	$10,482	$10,375	$10,301	$10,206
1/31/2017	$10,608	$10,629	$10,494	$10,376	$10,226
2/28/2017	$10,749	$10,883	$10,682	$10,491	$10,295
3/31/2017	$10,779	$10,907	$10,706	$10,546	$10,290
4/30/2017	$10,866	$10,981	$10,780	$10,728	$10,369
5/31/2017	$10,971	$11,149	$10,947	$10,892	$10,449
6/30/2017	$10,992	$11,125	$10,918	$10,884	$10,438
7/31/2017	$11,097	$11,198	$10,996	$10,955	$10,483
8/31/2017	$11,254	$11,352	$11,123	$11,072	$10,577
9/30/2017	$11,214	$11,291	$11,065	$11,060	$10,527
10/31/2017	$11,149	$11,322	$11,094	$11,060	$10,533
11/30/2017	$11,160	$11,351	$11,091	$11,077	$10,519
12/31/2017	$11,286	$11,498	$11,225	$11,197	$10,568
1/31/2018	$11,267	$11,391	$11,111	$11,126	$10,446
2/28/2018	$11,259	$11,399	$11,104	$11,094	$10,347
3/31/2018	$11,376	$11,566	$11,224	$11,168	$10,413
4/30/2018	$11,434	$11,617	$11,243	$11,173	$10,336
5/31/2018	$11,590	$11,860	$11,441	$11,316	$10,410
6/30/2018	$11,699	$11,919	$11,481	$11,351	$10,397
7/31/2018	$11,738	$11,961	$11,517	$11,390	$10,399
8/31/2018	$11,837	$12,057	$11,588	$11,434	$10,466
9/30/2018	$11,769	$12,010	$11,532	$11,376	$10,399
10/31/2018	$11,612	$11,859	$11,413	$11,254	$10,317
11/30/2018	$11,644	$11,942	$11,509	$11,301	$10,378
12/31/2018	$11,736	$12,045	$11,622	$11,397	$10,569
1/31/2019	$11,788	$12,126	$11,703	$11,460	$10,681
2/28/2019	$11,937	$12,192	$11,767	$11,552	$10,675
3/31/2019	$12,232	$12,507	$12,029	$11,779	$10,880
4/30/2019	$12,326	$12,577	$12,089	$11,845	$10,883
5/31/2019	$12,541	$12,781	$12,275	$12,026	$11,076
6/30/2019	$12,626	$12,848	$12,332	$12,081	$11,215
7/31/2019	$12,719	$12,928	$12,418	$12,160	$11,240
8/31/2019	$13,027	$13,239	$12,680	$12,387	$11,531
9/30/2019	$12,975	$13,213	$12,628	$12,331	$11,470
10/31/2019	$12,975	$13,241	$12,653	$12,339	$11,504
11/30/2019	$13,017	$13,292	$12,696	$12,388	$11,498
12/31/2019	$13,100	$13,331	$12,734	$12,429	$11,490
1/31/2020	$13,401	$13,660	$13,018	$12,671	$11,711
2/29/2020	$13,745	$13,948	$13,255	$12,899	$11,922
3/31/2020	$12,141	$12,414	$12,140	$11,728	$11,852
4/30/2020	$11,698	$11,995	$11,820	$11,389	$12,063
5/31/2020	$12,139	$12,485	$12,265	$11,755	$12,119
6/30/2020	$12,676	$12,979	$12,616	$12,141	$12,195
7/31/2020	$12,993	$13,332	$12,913	$12,401	$12,377
8/31/2020	$13,011	$13,367	$12,914	$12,406	$12,277
9/30/2020	$12,987	$13,380	$12,924	$12,402	$12,271
10/31/2020	$12,974	$13,404	$12,925	$12,391	$12,216
11/30/2020	$13,327	$13,726	$13,195	$12,675	$12,336
12/31/2020	$13,593	$13,983	$13,384	$12,889	$12,353
1/31/2021	$13,892	$14,275	$13,595	$13,108	$12,264
2/28/2021	$13,693	$14,125	$13,427	$12,948	$12,087
3/31/2021	$13,808	$14,278	$13,551	$13,049	$11,936
4/30/2021	$14,011	$14,487	$13,719	$13,222	$12,030
5/31/2021	$14,187	$14,654	$13,836	$13,371	$12,070
6/30/2021	$14,357	$14,840	$13,964	$13,512	$12,155
7/31/2021	$14,515	$15,018	$14,113	$13,639	$12,290
8/31/2021	$14,452	$14,994	$14,081	$13,591	$12,267
9/30/2021	$14,290	$14,896	$13,985	$13,468	$12,161
10/31/2021	$14,216	$14,836	$13,934	$13,434	$12,157
11/30/2021	$14,441	$15,030	$14,094	$13,596	$12,193
12/31/2021	$14,491	$15,069	$14,126	$13,629	$12,162
1/31/2022	$13,991	$14,648	$13,734	$13,268	$11,900
2/28/2022	$13,838	$14,613	$13,696	$13,158	$11,767
3/31/2022	$13,247	$14,085	$13,219	$12,707	$11,441
4/30/2022	$12,711	$13,585	$12,785	$12,254	$11,006
5/31/2022	$12,863	$13,735	$12,943	$12,405	$11,077
6/30/2022	$12,371	$13,296	$12,600	$11,968	$10,904
7/31/2022	$12,820	$13,792	$13,023	$12,395	$11,170
8/31/2022	$12,505	$13,485	$12,734	$12,106	$10,854
9/30/2022	$11,710	$12,654	$12,053	$11,452	$10,385
10/31/2022	$11,452	$12,395	$11,857	$11,248	$10,251
11/30/2022	$12,153	$13,117	$12,500	$11,849	$10,628
12/31/2022	$12,115	$13,095	$12,500	$11,800	$10,580
1/31/2023	$12,610	$13,677	$12,986	$12,249	$10,905
2/28/2023	$12,270	$13,247	$12,618	$11,918	$10,623
3/31/2023	$12,395	$13,453	$12,844	$12,086	$10,893
4/30/2023	$12,497	$13,530	$12,882	$12,126	$10,959
5/31/2023	$12,412	$13,437	$12,785	$12,057	$10,840
6/30/2023	$12,644	$13,676	$12,977	$12,176	$10,801
7/31/2023	$12,689	$13,764	$13,050	$12,209	$10,794
8/31/2023	$12,532	$13,556	$12,855	$12,037	$10,725
9/30/2023	$12,112	$13,095	$12,440	$11,658	$10,452
10/31/2023	$11,825	$12,885	$12,273	$11,423	$10,287
11/30/2023	$12,619	$13,884	$13,164	$12,217	$10,753
12/31/2023	$13,020	$14,301	$13,528	$12,585	$11,165
1/31/2024	$13,097	$14,234	$13,463	$12,632	$11,134
2/29/2024	$13,199	$14,346	$13,538	$12,709	$10,977
3/31/2024	$13,295	$14,517	$13,642	$12,785	$11,078
4/30/2024	$13,152	$14,428	$13,529	$12,633	$10,798
5/31/2024	$13,239	$14,537	$13,582	$12,710	$10,981
6/30/2024	$13,500	$14,893	$13,870	$13,005	$11,086
7/31/2024	$13,639	$15,056	$14,014	$13,138	$11,344
8/31/2024	$13,778	$15,233	$14,159	$13,245	$11,507
9/30/2024	$14,005	$15,371	$14,291	$13,409	$11,662
10/31/2024	$13,842	$15,137	$14,077	$13,224	$11,372
11/30/2024	$14,045	$15,462	$14,359	$13,445	$11,493
12/31/2024	$13,858	$15,205	$14,130	$13,236	$11,304
1/31/2025	$13,949	$15,320	$14,225	$13,306	$11,364
2/28/2025	$14,117	$15,511	$14,389	$13,471	$11,614
3/31/2025	$13,864	$15,329	$14,194	$13,224	$11,619
4/30/2025	$13,663	$15,056	$13,990	$13,031	$11,665
5/31/2025	$13,615	$15,066	$13,999	$12,979	$11,581
6/30/2025	$13,684	$15,155	$14,083	$12,944	$11,759
7/31/2025	$13,455	$14,926	$13,935	$12,790	$11,728
8/31/2025	$13,526	$15,006	$14,026	$12,879	$11,868
9/30/2025	$14,004	$15,401	$14,380	$13,279	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	(0.01%)	1.52%	3.42%
Bloomberg High Yield Municipal Bond Index	0.20%	2.85%	4.41%
Bloomberg 65% High Yield Municipal Bond Index/ 35% Bloomberg Municipal Bond Index	0.62%	2.16%	3.70%
Lipper High Yield Municipal Debt Funds Average	(0.97%)	1.38%	2.88%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,140,786,753
Holdings Count | Holding	600
Advisory Fees Paid, Amount	$ 17,835,908
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$4,140,786,753
# of Portfolio Holdings	600
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$17,835,908

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.37%
  A-1.85%
  A+2.61%
  AA3.34%
  AA-2.21%
  AA+1.13%
  AAA0.55%
  B0.16%
  B-2.42%
  B+1.56%
  BB4.29%
  BB-1.50%
  BB+11.52%
  BBB4.53%
  BBB-9.17%
  BBB+2.06%
  CCC0.35%
  CCC-0.86%
  CCC+1.06%
  NR45.46%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020576
Shareholder Report [Line Items]
Fund Name	Lord Abbett California Tax Free Fund
Class Name	Class A
Trading Symbol	LCFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.80%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned -0.17%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: Security selection, particularly within the Education, Power, Healthcare, Housing, and Transportation sectors contributed to relative performance. An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. An overweight allocation to the Housing and Industrial Development sectors and underweight to General Obligation bonds modestly contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg Municipal Bond Index	Lipper California Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$9,775	$10,000	$10,000	$10,000
10/31/2015	$9,829	$10,040	$10,046	$10,002
11/30/2015	$9,885	$10,080	$10,103	$9,975
12/31/2015	$9,977	$10,151	$10,197	$9,943
1/31/2016	$10,106	$10,272	$10,300	$10,080
2/29/2016	$10,125	$10,288	$10,312	$10,151
3/31/2016	$10,171	$10,320	$10,380	$10,244
4/30/2016	$10,264	$10,396	$10,467	$10,284
5/31/2016	$10,328	$10,424	$10,520	$10,286
6/30/2016	$10,540	$10,590	$10,711	$10,471
7/31/2016	$10,549	$10,597	$10,697	$10,537
8/31/2016	$10,576	$10,611	$10,724	$10,525
9/30/2016	$10,537	$10,558	$10,672	$10,519
10/31/2016	$10,414	$10,447	$10,550	$10,439
11/30/2016	$9,918	$10,058	$10,088	$10,192
12/31/2016	$9,992	$10,176	$10,193	$10,206
1/31/2017	$10,085	$10,243	$10,248	$10,226
2/28/2017	$10,160	$10,314	$10,321	$10,295
3/31/2017	$10,177	$10,336	$10,357	$10,290
4/30/2017	$10,261	$10,411	$10,512	$10,369
5/31/2017	$10,421	$10,577	$10,680	$10,449
6/30/2017	$10,419	$10,539	$10,667	$10,438
7/31/2017	$10,493	$10,624	$10,731	$10,483
8/31/2017	$10,585	$10,705	$10,819	$10,577
9/30/2017	$10,525	$10,650	$10,770	$10,527
10/31/2017	$10,551	$10,676	$10,787	$10,533
11/30/2017	$10,530	$10,619	$10,768	$10,519
12/31/2017	$10,662	$10,730	$10,882	$10,568
1/31/2018	$10,533	$10,604	$10,762	$10,446
2/28/2018	$10,483	$10,572	$10,712	$10,347
3/31/2018	$10,558	$10,611	$10,765	$10,413
4/30/2018	$10,517	$10,573	$10,731	$10,336
5/31/2018	$10,661	$10,694	$10,869	$10,410
6/30/2018	$10,678	$10,703	$10,879	$10,397
7/31/2018	$10,695	$10,729	$10,896	$10,399
8/31/2018	$10,732	$10,757	$10,926	$10,466
9/30/2018	$10,651	$10,687	$10,848	$10,399
10/31/2018	$10,530	$10,622	$10,747	$10,317
11/30/2018	$10,618	$10,739	$10,832	$10,378
12/31/2018	$10,716	$10,868	$10,941	$10,569
1/31/2019	$10,773	$10,950	$11,000	$10,681
2/28/2019	$10,843	$11,009	$11,060	$10,675
3/31/2019	$11,072	$11,182	$11,254	$10,880
4/30/2019	$11,150	$11,224	$11,308	$10,883
5/31/2019	$11,338	$11,379	$11,488	$11,076
6/30/2019	$11,386	$11,421	$11,532	$11,215
7/31/2019	$11,463	$11,513	$11,615	$11,240
8/31/2019	$11,733	$11,695	$11,831	$11,531
9/30/2019	$11,646	$11,601	$11,752	$11,470
10/31/2019	$11,641	$11,622	$11,755	$11,504
11/30/2019	$11,667	$11,651	$11,782	$11,498
12/31/2019	$11,712	$11,687	$11,810	$11,490
1/31/2020	$11,973	$11,897	$12,036	$11,711
2/29/2020	$12,203	$12,050	$12,226	$11,922
3/31/2020	$11,372	$11,613	$11,536	$11,852
4/30/2020	$11,108	$11,467	$11,307	$12,063
5/31/2020	$11,546	$11,832	$11,704	$12,119
6/30/2020	$11,747	$11,929	$11,870	$12,195
7/31/2020	$12,000	$12,130	$12,085	$12,377
8/31/2020	$11,940	$12,073	$12,033	$12,277
9/30/2020	$11,921	$12,076	$12,033	$12,271
10/31/2020	$11,903	$12,040	$12,013	$12,216
11/30/2020	$12,158	$12,221	$12,240	$12,336
12/31/2020	$12,255	$12,296	$12,330	$12,353
1/31/2021	$12,373	$12,374	$12,429	$12,264
2/28/2021	$12,123	$12,177	$12,221	$12,087
3/31/2021	$12,220	$12,253	$12,307	$11,936
4/30/2021	$12,370	$12,355	$12,441	$12,030
5/31/2021	$12,456	$12,392	$12,522	$12,070
6/30/2021	$12,510	$12,426	$12,577	$12,155
7/31/2021	$12,628	$12,529	$12,684	$12,290
8/31/2021	$12,555	$12,483	$12,628	$12,267
9/30/2021	$12,417	$12,393	$12,512	$12,161
10/31/2021	$12,407	$12,357	$12,498	$12,157
11/30/2021	$12,547	$12,462	$12,619	$12,193
12/31/2021	$12,579	$12,482	$12,636	$12,162
1/31/2022	$12,149	$12,141	$12,280	$11,900
2/28/2022	$12,042	$12,097	$12,201	$11,767
3/31/2022	$11,557	$11,705	$11,786	$11,441
4/30/2022	$11,051	$11,381	$11,367	$11,006
5/31/2022	$11,226	$11,550	$11,531	$11,077
6/30/2022	$10,848	$11,361	$11,214	$10,904
7/31/2022	$11,253	$11,661	$11,580	$11,170
8/31/2022	$10,950	$11,406	$11,305	$10,854
9/30/2022	$10,418	$10,968	$10,791	$10,385
10/31/2022	$10,268	$10,877	$10,654	$10,251
11/30/2022	$10,898	$11,386	$11,244	$10,628
12/31/2022	$10,902	$11,418	$11,245	$10,580
1/31/2023	$11,303	$11,746	$11,610	$10,905
2/28/2023	$10,999	$11,480	$11,319	$10,623
3/31/2023	$11,216	$11,735	$11,516	$10,893
4/30/2023	$11,221	$11,708	$11,518	$10,959
5/31/2023	$11,138	$11,607	$11,437	$10,840
6/30/2023	$11,279	$11,723	$11,523	$10,801
7/31/2023	$11,308	$11,770	$11,554	$10,794
8/31/2023	$11,136	$11,600	$11,404	$10,725
9/30/2023	$10,783	$11,260	$11,068	$10,452
10/31/2023	$10,588	$11,164	$10,873	$10,287
11/30/2023	$11,332	$11,873	$11,630	$10,753
12/31/2023	$11,659	$12,149	$11,944	$11,165
1/31/2024	$11,655	$12,087	$11,942	$11,134
2/29/2024	$11,676	$12,102	$11,963	$10,977
3/31/2024	$11,684	$12,102	$11,983	$11,078
4/30/2024	$11,544	$11,952	$11,838	$10,798
5/31/2024	$11,564	$11,917	$11,858	$10,981
6/30/2024	$11,746	$12,100	$12,067	$11,086
7/31/2024	$11,848	$12,210	$12,167	$11,344
8/31/2024	$11,904	$12,306	$12,249	$11,507
9/30/2024	$12,053	$12,428	$12,386	$11,662
10/31/2024	$11,875	$12,247	$12,218	$11,372
11/30/2024	$12,072	$12,458	$12,407	$11,493
12/31/2024	$11,906	$12,277	$12,243	$11,304
1/31/2025	$11,892	$12,338	$12,251	$11,364
2/28/2025	$12,021	$12,461	$12,386	$11,614
3/31/2025	$11,782	$12,250	$12,168	$11,619
4/30/2025	$11,662	$12,151	$12,040	$11,665
5/31/2025	$11,589	$12,159	$11,972	$11,581
6/30/2025	$11,648	$12,234	$12,037	$11,759
7/31/2025	$11,563	$12,210	$11,952	$11,728
8/31/2025	$11,659	$12,316	$12,054	$11,868
9/30/2025	$12,032	$12,601	$12,412	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	(0.17%)	0.18%	2.10%
Class A with sales charge	(2.44%)	(0.27%)	1.87%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Lipper California Municipal Debt Funds Average	0.21%	0.62%	2.18%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 672,823,285
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 2,963,199
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$672,823,285
# of Portfolio Holdings	274
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$2,963,199

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A12.24%
  A-4.18%
  A+10.57%
  AA25.70%
  AA-14.21%
  AA+3.22%
  AAA1.51%
  B1.10%
  B+0.07%
  BB2.67%
  BB+2.18%
  BBB3.94%
  BBB-5.14%
  BBB+4.71%
  CCC0.10%
  CCC-0.03%
  NR8.43%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020577
Shareholder Report [Line Items]
Fund Name	Lord Abbett California Tax Free Fund
Class Name	Class C
Trading Symbol	CALAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$143	1.44%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned -0.80%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: Security selection, particularly within the Education, Power, Healthcare, Housing, and Transportation sectors contributed to relative performance. An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. An overweight allocation to the Housing and Industrial Development sectors and underweight to General Obligation bonds modestly contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg Municipal Bond Index	Lipper California Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,051	$10,040	$10,046	$10,002
11/30/2015	$10,102	$10,080	$10,103	$9,975
12/31/2015	$10,191	$10,151	$10,197	$9,943
1/31/2016	$10,317	$10,272	$10,300	$10,080
2/29/2016	$10,332	$10,288	$10,312	$10,151
3/31/2016	$10,383	$10,320	$10,380	$10,244
4/30/2016	$10,471	$10,396	$10,467	$10,284
5/31/2016	$10,531	$10,424	$10,520	$10,286
6/30/2016	$10,742	$10,590	$10,711	$10,471
7/31/2016	$10,745	$10,597	$10,697	$10,537
8/31/2016	$10,757	$10,611	$10,724	$10,525
9/30/2016	$10,721	$10,558	$10,672	$10,519
10/31/2016	$10,581	$10,447	$10,550	$10,439
11/30/2016	$10,072	$10,058	$10,088	$10,192
12/31/2016	$10,141	$10,176	$10,193	$10,206
1/31/2017	$10,230	$10,243	$10,248	$10,226
2/28/2017	$10,310	$10,314	$10,321	$10,295
3/31/2017	$10,322	$10,336	$10,357	$10,290
4/30/2017	$10,402	$10,411	$10,512	$10,369
5/31/2017	$10,558	$10,577	$10,680	$10,449
6/30/2017	$10,541	$10,539	$10,667	$10,438
7/31/2017	$10,610	$10,624	$10,731	$10,483
8/31/2017	$10,697	$10,705	$10,819	$10,577
9/30/2017	$10,630	$10,650	$10,770	$10,527
10/31/2017	$10,651	$10,676	$10,787	$10,533
11/30/2017	$10,634	$10,619	$10,768	$10,519
12/31/2017	$10,752	$10,730	$10,882	$10,568
1/31/2018	$10,617	$10,604	$10,762	$10,446
2/28/2018	$10,561	$10,572	$10,712	$10,347
3/31/2018	$10,641	$10,611	$10,765	$10,413
4/30/2018	$10,584	$10,573	$10,731	$10,336
5/31/2018	$10,724	$10,694	$10,869	$10,410
6/30/2018	$10,746	$10,703	$10,879	$10,397
7/31/2018	$10,747	$10,729	$10,896	$10,399
8/31/2018	$10,789	$10,757	$10,926	$10,466
9/30/2018	$10,692	$10,687	$10,848	$10,399
10/31/2018	$10,575	$10,622	$10,747	$10,317
11/30/2018	$10,648	$10,739	$10,832	$10,378
12/31/2018	$10,740	$10,868	$10,941	$10,569
1/31/2019	$10,802	$10,950	$11,000	$10,681
2/28/2019	$10,867	$11,009	$11,060	$10,675
3/31/2019	$11,081	$11,182	$11,254	$10,880
4/30/2019	$11,153	$11,224	$11,308	$10,883
5/31/2019	$11,336	$11,379	$11,488	$11,076
6/30/2019	$11,378	$11,421	$11,532	$11,215
7/31/2019	$11,459	$11,513	$11,615	$11,240
8/31/2019	$11,712	$11,695	$11,831	$11,531
9/30/2019	$11,620	$11,601	$11,752	$11,470
10/31/2019	$11,619	$11,622	$11,755	$11,504
11/30/2019	$11,628	$11,651	$11,782	$11,498
12/31/2019	$11,677	$11,687	$11,810	$11,490
1/31/2020	$11,930	$11,897	$12,036	$11,711
2/29/2020	$12,144	$12,050	$12,226	$11,922
3/31/2020	$11,310	$11,613	$11,536	$11,852
4/30/2020	$11,041	$11,467	$11,307	$12,063
5/31/2020	$11,470	$11,832	$11,704	$12,119
6/30/2020	$11,674	$11,929	$11,870	$12,195
7/31/2020	$11,908	$12,130	$12,085	$12,377
8/31/2020	$11,852	$12,073	$12,033	$12,277
9/30/2020	$11,827	$12,076	$12,033	$12,271
10/31/2020	$11,803	$12,040	$12,013	$12,216
11/30/2020	$12,048	$12,221	$12,240	$12,336
12/31/2020	$12,127	$12,296	$12,330	$12,353
1/31/2021	$12,237	$12,374	$12,429	$12,264
2/28/2021	$11,994	$12,177	$12,221	$12,087
3/31/2021	$12,073	$12,253	$12,307	$11,936
4/30/2021	$12,215	$12,355	$12,441	$12,030
5/31/2021	$12,293	$12,392	$12,522	$12,070
6/30/2021	$12,341	$12,426	$12,577	$12,155
7/31/2021	$12,450	$12,529	$12,684	$12,290
8/31/2021	$12,382	$12,483	$12,628	$12,267
9/30/2021	$12,240	$12,393	$12,512	$12,161
10/31/2021	$12,213	$12,357	$12,498	$12,157
11/30/2021	$12,345	$12,462	$12,619	$12,193
12/31/2021	$12,370	$12,482	$12,636	$12,162
1/31/2022	$11,940	$12,141	$12,280	$11,900
2/28/2022	$11,839	$12,097	$12,201	$11,767
3/31/2022	$11,357	$11,705	$11,786	$11,441
4/30/2022	$10,843	$11,381	$11,367	$11,006
5/31/2022	$11,009	$11,550	$11,531	$11,077
6/30/2022	$10,644	$11,361	$11,214	$10,904
7/31/2022	$11,025	$11,661	$11,580	$11,170
8/31/2022	$10,722	$11,406	$11,305	$10,854
9/30/2022	$10,195	$10,968	$10,791	$10,385
10/31/2022	$10,043	$10,877	$10,654	$10,251
11/30/2022	$10,654	$11,386	$11,244	$10,628
12/31/2022	$10,663	$11,418	$11,245	$10,580
1/31/2023	$11,038	$11,746	$11,610	$10,905
2/28/2023	$10,736	$11,480	$11,319	$10,623
3/31/2023	$10,942	$11,735	$11,516	$10,893
4/30/2023	$10,952	$11,708	$11,518	$10,959
5/31/2023	$10,865	$11,607	$11,437	$10,840
6/30/2023	$10,986	$11,723	$11,523	$10,801
7/31/2023	$11,009	$11,770	$11,554	$10,794
8/31/2023	$10,835	$11,600	$11,404	$10,725
9/30/2023	$10,498	$11,260	$11,068	$10,452
10/31/2023	$10,303	$11,164	$10,873	$10,287
11/30/2023	$11,021	$11,873	$11,630	$10,753
12/31/2023	$11,332	$12,149	$11,944	$11,165
1/31/2024	$11,312	$12,087	$11,942	$11,134
2/29/2024	$11,327	$12,102	$11,963	$10,977
3/31/2024	$11,329	$12,102	$11,983	$11,078
4/30/2024	$11,188	$11,952	$11,838	$10,798
5/31/2024	$11,202	$11,917	$11,858	$10,981
6/30/2024	$11,384	$12,100	$12,067	$11,086
7/31/2024	$11,465	$12,210	$12,167	$11,344
8/31/2024	$11,525	$12,306	$12,249	$11,507
9/30/2024	$11,663	$12,428	$12,386	$11,662
10/31/2024	$11,474	$12,247	$12,218	$11,372
11/30/2024	$11,659	$12,458	$12,407	$11,493
12/31/2024	$11,492	$12,277	$12,243	$11,304
1/31/2025	$11,473	$12,338	$12,251	$11,364
2/28/2025	$11,591	$12,461	$12,386	$11,614
3/31/2025	$11,367	$12,250	$12,168	$11,619
4/30/2025	$11,234	$12,151	$12,040	$11,665
5/31/2025	$11,157	$12,159	$11,972	$11,581
6/30/2025	$11,208	$12,234	$12,037	$11,759
7/31/2025	$11,132	$12,210	$11,952	$11,728
8/31/2025	$11,217	$12,316	$12,054	$11,868
9/30/2025	$11,570	$12,601	$12,412	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	(0.80%)	(0.44%)	1.47%
Class C with sales charge	(1.76%)	(0.44%)	1.47%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Lipper California Municipal Debt Funds Average	0.21%	0.62%	2.18%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 672,823,285
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 2,963,199
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$672,823,285
# of Portfolio Holdings	274
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$2,963,199

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A12.24%
  A-4.18%
  A+10.57%
  AA25.70%
  AA-14.21%
  AA+3.22%
  AAA1.51%
  B1.10%
  B+0.07%
  BB2.67%
  BB+2.18%
  BBB3.94%
  BBB-5.14%
  BBB+4.71%
  CCC0.10%
  CCC-0.03%
  NR8.43%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054742
Shareholder Report [Line Items]
Fund Name	Lord Abbett California Tax Free Fund
Class Name	Class F
Trading Symbol	LCFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned -0.07%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: Security selection, particularly within the Education, Power, Healthcare, Housing, and Transportation sectors contributed to relative performance. An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. An overweight allocation to the Housing and Industrial Development sectors and underweight to General Obligation bonds modestly contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg Municipal Bond Index	Lipper California Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,057	$10,040	$10,046	$10,002
11/30/2015	$10,115	$10,080	$10,103	$9,975
12/31/2015	$10,209	$10,151	$10,197	$9,943
1/31/2016	$10,342	$10,272	$10,300	$10,080
2/29/2016	$10,363	$10,288	$10,312	$10,151
3/31/2016	$10,411	$10,320	$10,380	$10,244
4/30/2016	$10,506	$10,396	$10,467	$10,284
5/31/2016	$10,573	$10,424	$10,520	$10,286
6/30/2016	$10,791	$10,590	$10,711	$10,471
7/31/2016	$10,801	$10,597	$10,697	$10,537
8/31/2016	$10,829	$10,611	$10,724	$10,525
9/30/2016	$10,790	$10,558	$10,672	$10,519
10/31/2016	$10,665	$10,447	$10,550	$10,439
11/30/2016	$10,158	$10,058	$10,088	$10,192
12/31/2016	$10,234	$10,176	$10,193	$10,206
1/31/2017	$10,330	$10,243	$10,248	$10,226
2/28/2017	$10,408	$10,314	$10,321	$10,295
3/31/2017	$10,426	$10,336	$10,357	$10,290
4/30/2017	$10,513	$10,411	$10,512	$10,369
5/31/2017	$10,678	$10,577	$10,680	$10,449
6/30/2017	$10,677	$10,539	$10,667	$10,438
7/31/2017	$10,754	$10,624	$10,731	$10,483
8/31/2017	$10,849	$10,705	$10,819	$10,577
9/30/2017	$10,788	$10,650	$10,770	$10,527
10/31/2017	$10,816	$10,676	$10,787	$10,533
11/30/2017	$10,795	$10,619	$10,768	$10,519
12/31/2017	$10,931	$10,730	$10,882	$10,568
1/31/2018	$10,800	$10,604	$10,762	$10,446
2/28/2018	$10,750	$10,572	$10,712	$10,347
3/31/2018	$10,827	$10,611	$10,765	$10,413
4/30/2018	$10,786	$10,573	$10,731	$10,336
5/31/2018	$10,935	$10,694	$10,869	$10,410
6/30/2018	$10,953	$10,703	$10,879	$10,397
7/31/2018	$10,972	$10,729	$10,896	$10,399
8/31/2018	$11,010	$10,757	$10,926	$10,466
9/30/2018	$10,918	$10,687	$10,848	$10,399
10/31/2018	$10,805	$10,622	$10,747	$10,317
11/30/2018	$10,896	$10,739	$10,832	$10,378
12/31/2018	$10,997	$10,868	$10,941	$10,569
1/31/2019	$11,057	$10,950	$11,000	$10,681
2/28/2019	$11,129	$11,009	$11,060	$10,675
3/31/2019	$11,365	$11,182	$11,254	$10,880
4/30/2019	$11,446	$11,224	$11,308	$10,883
5/31/2019	$11,641	$11,379	$11,488	$11,076
6/30/2019	$11,690	$11,421	$11,532	$11,215
7/31/2019	$11,771	$11,513	$11,615	$11,240
8/31/2019	$12,048	$11,695	$11,831	$11,531
9/30/2019	$11,961	$11,601	$11,752	$11,470
10/31/2019	$11,956	$11,622	$11,755	$11,504
11/30/2019	$11,983	$11,651	$11,782	$11,498
12/31/2019	$12,031	$11,687	$11,810	$11,490
1/31/2020	$12,300	$11,897	$12,036	$11,711
2/29/2020	$12,538	$12,050	$12,226	$11,922
3/31/2020	$11,685	$11,613	$11,536	$11,852
4/30/2020	$11,414	$11,467	$11,307	$12,063
5/31/2020	$11,865	$11,832	$11,704	$12,119
6/30/2020	$12,073	$11,929	$11,870	$12,195
7/31/2020	$12,334	$12,130	$12,085	$12,377
8/31/2020	$12,273	$12,073	$12,033	$12,277
9/30/2020	$12,255	$12,076	$12,033	$12,271
10/31/2020	$12,237	$12,040	$12,013	$12,216
11/30/2020	$12,500	$12,221	$12,240	$12,336
12/31/2020	$12,601	$12,296	$12,330	$12,353
1/31/2021	$12,723	$12,374	$12,429	$12,264
2/28/2021	$12,467	$12,177	$12,221	$12,087
3/31/2021	$12,567	$12,253	$12,307	$11,936
4/30/2021	$12,723	$12,355	$12,441	$12,030
5/31/2021	$12,812	$12,392	$12,522	$12,070
6/30/2021	$12,870	$12,426	$12,577	$12,155
7/31/2021	$12,992	$12,529	$12,684	$12,290
8/31/2021	$12,917	$12,483	$12,628	$12,267
9/30/2021	$12,777	$12,393	$12,512	$12,161
10/31/2021	$12,768	$12,357	$12,498	$12,157
11/30/2021	$12,913	$12,462	$12,619	$12,193
12/31/2021	$12,947	$12,482	$12,636	$12,162
1/31/2022	$12,505	$12,141	$12,280	$11,900
2/28/2022	$12,396	$12,097	$12,201	$11,767
3/31/2022	$11,898	$11,705	$11,786	$11,441
4/30/2022	$11,378	$11,381	$11,367	$11,006
5/31/2022	$11,559	$11,550	$11,531	$11,077
6/30/2022	$11,182	$11,361	$11,214	$10,904
7/31/2022	$11,589	$11,661	$11,580	$11,170
8/31/2022	$11,278	$11,406	$11,305	$10,854
9/30/2022	$10,730	$10,968	$10,791	$10,385
10/31/2022	$10,577	$10,877	$10,654	$10,251
11/30/2022	$11,227	$11,386	$11,244	$10,628
12/31/2022	$11,232	$11,418	$11,245	$10,580
1/31/2023	$11,646	$11,746	$11,610	$10,905
2/28/2023	$11,334	$11,480	$11,319	$10,623
3/31/2023	$11,558	$11,735	$11,516	$10,893
4/30/2023	$11,576	$11,708	$11,518	$10,959
5/31/2023	$11,480	$11,607	$11,437	$10,840
6/30/2023	$11,626	$11,723	$11,523	$10,801
7/31/2023	$11,657	$11,770	$11,554	$10,794
8/31/2023	$11,480	$11,600	$11,404	$10,725
9/30/2023	$11,117	$11,260	$11,068	$10,452
10/31/2023	$10,917	$11,164	$10,873	$10,287
11/30/2023	$11,686	$11,873	$11,630	$10,753
12/31/2023	$12,023	$12,149	$11,944	$11,165
1/31/2024	$12,021	$12,087	$11,942	$11,134
2/29/2024	$12,043	$12,102	$11,963	$10,977
3/31/2024	$12,052	$12,102	$11,983	$11,078
4/30/2024	$11,909	$11,952	$11,838	$10,798
5/31/2024	$11,930	$11,917	$11,858	$10,981
6/30/2024	$12,120	$12,100	$12,067	$11,086
7/31/2024	$12,226	$12,210	$12,167	$11,344
8/31/2024	$12,284	$12,306	$12,249	$11,507
9/30/2024	$12,439	$12,428	$12,386	$11,662
10/31/2024	$12,257	$12,247	$12,218	$11,372
11/30/2024	$12,461	$12,458	$12,407	$11,493
12/31/2024	$12,290	$12,277	$12,243	$11,304
1/31/2025	$12,277	$12,338	$12,251	$11,364
2/28/2025	$12,399	$12,461	$12,386	$11,614
3/31/2025	$12,166	$12,250	$12,168	$11,619
4/30/2025	$12,043	$12,151	$12,040	$11,665
5/31/2025	$11,956	$12,159	$11,972	$11,581
6/30/2025	$12,018	$12,234	$12,037	$11,759
7/31/2025	$11,944	$12,210	$11,952	$11,728
8/31/2025	$12,044	$12,316	$12,054	$11,868
9/30/2025	$12,430	$12,601	$12,412	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	(0.07%)	0.28%	2.20%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Lipper California Municipal Debt Funds Average	0.21%	0.62%	2.18%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 672,823,285
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 2,963,199
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$672,823,285
# of Portfolio Holdings	274
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$2,963,199

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A12.24%
  A-4.18%
  A+10.57%
  AA25.70%
  AA-14.21%
  AA+3.22%
  AAA1.51%
  B1.10%
  B+0.07%
  BB2.67%
  BB+2.18%
  BBB3.94%
  BBB-5.14%
  BBB+4.71%
  CCC0.10%
  CCC-0.03%
  NR8.43%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188221
Shareholder Report [Line Items]
Fund Name	Lord Abbett California Tax Free Fund
Class Name	Class F3
Trading Symbol	LCFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$56	0.56%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 0.07%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: Security selection, particularly within the Education, Power, Healthcare, Housing, and Transportation sectors contributed to relative performance. An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. An overweight allocation to the Housing and Industrial Development sectors and underweight to General Obligation bonds modestly contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg Municipal Bond Index	Lipper California Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,071	$10,060	$10,130	$10,051
5/31/2017	$10,230	$10,219	$10,293	$10,128
6/30/2017	$10,230	$10,183	$10,280	$10,118
7/31/2017	$10,295	$10,265	$10,341	$10,162
8/31/2017	$10,388	$10,343	$10,427	$10,253
9/30/2017	$10,330	$10,291	$10,379	$10,204
10/31/2017	$10,358	$10,316	$10,396	$10,210
11/30/2017	$10,348	$10,260	$10,377	$10,197
12/31/2017	$10,470	$10,368	$10,487	$10,244
1/31/2018	$10,346	$10,246	$10,371	$10,126
2/28/2018	$10,308	$10,215	$10,324	$10,030
3/31/2018	$10,384	$10,253	$10,374	$10,094
4/30/2018	$10,345	$10,216	$10,341	$10,019
5/31/2018	$10,488	$10,333	$10,474	$10,091
6/30/2018	$10,507	$10,342	$10,485	$10,078
7/31/2018	$10,517	$10,367	$10,500	$10,080
8/31/2018	$10,565	$10,394	$10,529	$10,145
9/30/2018	$10,477	$10,326	$10,455	$10,080
10/31/2018	$10,370	$10,263	$10,357	$10,000
11/30/2018	$10,448	$10,376	$10,439	$10,060
12/31/2018	$10,546	$10,501	$10,543	$10,245
1/31/2019	$10,614	$10,580	$10,601	$10,354
2/28/2019	$10,685	$10,637	$10,658	$10,348
3/31/2019	$10,903	$10,805	$10,846	$10,546
4/30/2019	$10,991	$10,845	$10,898	$10,549
5/31/2019	$11,169	$10,995	$11,071	$10,736
6/30/2019	$11,218	$11,035	$11,113	$10,871
7/31/2019	$11,306	$11,124	$11,194	$10,895
8/31/2019	$11,564	$11,300	$11,401	$11,177
9/30/2019	$11,481	$11,209	$11,325	$11,118
10/31/2019	$11,488	$11,229	$11,328	$11,151
11/30/2019	$11,515	$11,257	$11,354	$11,146
12/31/2019	$11,562	$11,292	$11,382	$11,138
1/31/2020	$11,822	$11,495	$11,599	$11,352
2/29/2020	$12,041	$11,643	$11,782	$11,557
3/31/2020	$11,233	$11,221	$11,118	$11,489
4/30/2020	$10,973	$11,080	$10,897	$11,693
5/31/2020	$11,409	$11,432	$11,280	$11,747
6/30/2020	$11,610	$11,526	$11,440	$11,821
7/31/2020	$11,851	$11,720	$11,646	$11,998
8/31/2020	$11,804	$11,665	$11,597	$11,901
9/30/2020	$11,788	$11,668	$11,597	$11,894
10/31/2020	$11,772	$11,633	$11,577	$11,841
11/30/2020	$12,027	$11,808	$11,796	$11,958
12/31/2020	$12,125	$11,880	$11,883	$11,974
1/31/2021	$12,233	$11,956	$11,978	$11,888
2/28/2021	$11,998	$11,766	$11,777	$11,716
3/31/2021	$12,086	$11,839	$11,860	$11,570
4/30/2021	$12,247	$11,938	$11,990	$11,662
5/31/2021	$12,324	$11,974	$12,067	$11,700
6/30/2021	$12,391	$12,007	$12,120	$11,782
7/31/2021	$12,500	$12,106	$12,223	$11,914
8/31/2021	$12,440	$12,062	$12,170	$11,891
9/30/2021	$12,306	$11,975	$12,058	$11,788
10/31/2021	$12,287	$11,940	$12,045	$11,785
11/30/2021	$12,439	$12,041	$12,161	$11,820
12/31/2021	$12,463	$12,061	$12,178	$11,789
1/31/2022	$12,038	$11,731	$11,834	$11,535
2/28/2022	$11,945	$11,688	$11,758	$11,407
3/31/2022	$11,466	$11,310	$11,358	$11,090
4/30/2022	$10,955	$10,997	$10,954	$10,669
5/31/2022	$11,131	$11,160	$11,112	$10,738
6/30/2022	$10,769	$10,977	$10,807	$10,569
7/31/2022	$11,173	$11,267	$11,160	$10,828
8/31/2022	$10,875	$11,020	$10,895	$10,522
9/30/2022	$10,337	$10,597	$10,399	$10,067
10/31/2022	$10,190	$10,509	$10,268	$9,937
11/30/2022	$10,829	$11,001	$10,836	$10,302
12/31/2022	$10,835	$11,032	$10,837	$10,256
1/31/2023	$11,225	$11,349	$11,189	$10,571
2/28/2023	$10,935	$11,093	$10,908	$10,298
3/31/2023	$11,141	$11,339	$11,098	$10,559
4/30/2023	$11,160	$11,313	$11,100	$10,623
5/31/2023	$11,079	$11,215	$11,022	$10,508
6/30/2023	$11,211	$11,327	$11,105	$10,470
7/31/2023	$11,253	$11,372	$11,135	$10,463
8/31/2023	$11,072	$11,208	$10,991	$10,396
9/30/2023	$10,734	$10,880	$10,666	$10,132
10/31/2023	$10,542	$10,787	$10,478	$9,972
11/30/2023	$11,286	$11,472	$11,208	$10,424
12/31/2023	$11,613	$11,739	$11,511	$10,823
1/31/2024	$11,600	$11,679	$11,509	$10,793
2/29/2024	$11,623	$11,694	$11,528	$10,640
3/31/2024	$11,633	$11,693	$11,548	$10,739
4/30/2024	$11,496	$11,548	$11,409	$10,467
5/31/2024	$11,518	$11,515	$11,427	$10,645
6/30/2024	$11,714	$11,691	$11,629	$10,746
7/31/2024	$11,817	$11,798	$11,726	$10,997
8/31/2024	$11,875	$11,891	$11,804	$11,155
9/30/2024	$12,026	$12,008	$11,936	$11,304
10/31/2024	$11,851	$11,833	$11,774	$11,024
11/30/2024	$12,050	$12,037	$11,957	$11,140
12/31/2024	$11,875	$11,862	$11,799	$10,958
1/31/2025	$11,875	$11,922	$11,806	$11,016
2/28/2025	$11,994	$12,040	$11,936	$11,258
3/31/2025	$11,770	$11,836	$11,727	$11,263
4/30/2025	$11,653	$11,741	$11,603	$11,307
5/31/2025	$11,570	$11,748	$11,538	$11,226
6/30/2025	$11,631	$11,821	$11,600	$11,399
7/31/2025	$11,561	$11,797	$11,518	$11,368
8/31/2025	$11,659	$11,900	$11,616	$11,504
9/30/2025	$12,034	$12,175	$11,961	$11,630

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	0.07%	0.41%	2.20%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.35%
Lipper California Municipal Debt Funds Average	0.21%	0.62%	2.13%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.79%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 672,823,285
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 2,963,199
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$672,823,285
# of Portfolio Holdings	274
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$2,963,199

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A12.24%
  A-4.18%
  A+10.57%
  AA25.70%
  AA-14.21%
  AA+3.22%
  AAA1.51%
  B1.10%
  B+0.07%
  BB2.67%
  BB+2.18%
  BBB3.94%
  BBB-5.14%
  BBB+4.71%
  CCC0.10%
  CCC-0.03%
  NR8.43%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096845
Shareholder Report [Line Items]
Fund Name	Lord Abbett California Tax Free Fund
Class Name	Class I
Trading Symbol	CAILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.60%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 0.12%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: Security selection, particularly within the Education, Power, Healthcare, Housing, and Transportation sectors contributed to relative performance. An overweight allocation to BBB-rated and non-investment grade bonds contributed to relative performance. An overweight allocation to the Housing and Industrial Development sectors and underweight to General Obligation bonds modestly contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Lipper California Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,058	$10,040	$10,046	$10,002
11/30/2015	$10,116	$10,080	$10,103	$9,975
12/31/2015	$10,212	$10,151	$10,197	$9,943
1/31/2016	$10,346	$10,272	$10,300	$10,080
2/29/2016	$10,367	$10,288	$10,312	$10,151
3/31/2016	$10,426	$10,320	$10,380	$10,244
4/30/2016	$10,522	$10,396	$10,467	$10,284
5/31/2016	$10,589	$10,424	$10,520	$10,286
6/30/2016	$10,809	$10,590	$10,711	$10,471
7/31/2016	$10,820	$10,597	$10,697	$10,537
8/31/2016	$10,839	$10,611	$10,724	$10,525
9/30/2016	$10,810	$10,558	$10,672	$10,519
10/31/2016	$10,677	$10,447	$10,550	$10,439
11/30/2016	$10,169	$10,058	$10,088	$10,192
12/31/2016	$10,246	$10,176	$10,193	$10,206
1/31/2017	$10,344	$10,243	$10,248	$10,226
2/28/2017	$10,422	$10,314	$10,321	$10,295
3/31/2017	$10,451	$10,336	$10,357	$10,290
4/30/2017	$10,539	$10,411	$10,512	$10,369
5/31/2017	$10,705	$10,577	$10,680	$10,449
6/30/2017	$10,695	$10,539	$10,667	$10,438
7/31/2017	$10,773	$10,624	$10,731	$10,483
8/31/2017	$10,870	$10,705	$10,819	$10,577
9/30/2017	$10,809	$10,650	$10,770	$10,527
10/31/2017	$10,838	$10,676	$10,787	$10,533
11/30/2017	$10,828	$10,619	$10,768	$10,519
12/31/2017	$10,956	$10,730	$10,882	$10,568
1/31/2018	$10,825	$10,604	$10,762	$10,446
2/28/2018	$10,775	$10,572	$10,712	$10,347
3/31/2018	$10,854	$10,611	$10,765	$10,413
4/30/2018	$10,814	$10,573	$10,731	$10,336
5/31/2018	$10,964	$10,694	$10,869	$10,410
6/30/2018	$10,993	$10,703	$10,879	$10,397
7/31/2018	$11,002	$10,729	$10,896	$10,399
8/31/2018	$11,042	$10,757	$10,926	$10,466
9/30/2018	$10,961	$10,687	$10,848	$10,399
10/31/2018	$10,838	$10,622	$10,747	$10,317
11/30/2018	$10,930	$10,739	$10,832	$10,378
12/31/2018	$11,032	$10,868	$10,941	$10,569
1/31/2019	$11,093	$10,950	$11,000	$10,681
2/28/2019	$11,177	$11,009	$11,060	$10,675
3/31/2019	$11,404	$11,182	$11,254	$10,880
4/30/2019	$11,487	$11,224	$11,308	$10,883
5/31/2019	$11,683	$11,379	$11,488	$11,076
6/30/2019	$11,734	$11,421	$11,532	$11,215
7/31/2019	$11,816	$11,513	$11,615	$11,240
8/31/2019	$12,096	$11,695	$11,831	$11,531
9/30/2019	$12,009	$11,601	$11,752	$11,470
10/31/2019	$12,016	$11,622	$11,755	$11,504
11/30/2019	$12,033	$11,651	$11,782	$11,498
12/31/2019	$12,082	$11,687	$11,810	$11,490
1/31/2020	$12,353	$11,897	$12,036	$11,711
2/29/2020	$12,594	$12,050	$12,226	$11,922
3/31/2020	$11,737	$11,613	$11,536	$11,852
4/30/2020	$11,466	$11,467	$11,307	$12,063
5/31/2020	$11,921	$11,832	$11,704	$12,119
6/30/2020	$12,141	$11,929	$11,870	$12,195
7/31/2020	$12,394	$12,130	$12,085	$12,377
8/31/2020	$12,333	$12,073	$12,033	$12,277
9/30/2020	$12,327	$12,076	$12,033	$12,271
10/31/2020	$12,300	$12,040	$12,013	$12,216
11/30/2020	$12,565	$12,221	$12,240	$12,336
12/31/2020	$12,668	$12,296	$12,330	$12,353
1/31/2021	$12,792	$12,374	$12,429	$12,264
2/28/2021	$12,535	$12,177	$12,221	$12,087
3/31/2021	$12,637	$12,253	$12,307	$11,936
4/30/2021	$12,795	$12,355	$12,441	$12,030
5/31/2021	$12,886	$12,392	$12,522	$12,070
6/30/2021	$12,944	$12,426	$12,577	$12,155
7/31/2021	$13,069	$12,529	$12,684	$12,290
8/31/2021	$12,994	$12,483	$12,628	$12,267
9/30/2021	$12,865	$12,393	$12,512	$12,161
10/31/2021	$12,846	$12,357	$12,498	$12,157
11/30/2021	$12,993	$12,462	$12,619	$12,193
12/31/2021	$13,029	$12,482	$12,636	$12,162
1/31/2022	$12,585	$12,141	$12,280	$11,900
2/28/2022	$12,476	$12,097	$12,201	$11,767
3/31/2022	$11,986	$11,705	$11,786	$11,441
4/30/2022	$11,452	$11,381	$11,367	$11,006
5/31/2022	$11,635	$11,550	$11,531	$11,077
6/30/2022	$11,257	$11,361	$11,214	$10,904
7/31/2022	$11,668	$11,661	$11,580	$11,170
8/31/2022	$11,355	$11,406	$11,305	$10,854
9/30/2022	$10,804	$10,968	$10,791	$10,385
10/31/2022	$10,651	$10,877	$10,654	$10,251
11/30/2022	$11,307	$11,386	$11,244	$10,628
12/31/2022	$11,313	$11,418	$11,245	$10,580
1/31/2023	$11,731	$11,746	$11,610	$10,905
2/28/2023	$11,417	$11,480	$11,319	$10,623
3/31/2023	$11,644	$11,735	$11,516	$10,893
4/30/2023	$11,663	$11,708	$11,518	$10,959
5/31/2023	$11,567	$11,607	$11,437	$10,840
6/30/2023	$11,716	$11,723	$11,523	$10,801
7/31/2023	$11,748	$11,770	$11,554	$10,794
8/31/2023	$11,570	$11,600	$11,404	$10,725
9/30/2023	$11,205	$11,260	$11,068	$10,452
10/31/2023	$11,016	$11,164	$10,873	$10,287
11/30/2023	$11,793	$11,873	$11,630	$10,753
12/31/2023	$12,122	$12,149	$11,944	$11,165
1/31/2024	$12,121	$12,087	$11,942	$11,134
2/29/2024	$12,144	$12,102	$11,963	$10,977
3/31/2024	$12,154	$12,102	$11,983	$11,078
4/30/2024	$12,010	$11,952	$11,838	$10,798
5/31/2024	$12,034	$11,917	$11,858	$10,981
6/30/2024	$12,238	$12,100	$12,067	$11,086
7/31/2024	$12,333	$12,210	$12,167	$11,344
8/31/2024	$12,405	$12,306	$12,249	$11,507
9/30/2024	$12,551	$12,428	$12,386	$11,662
10/31/2024	$12,368	$12,247	$12,218	$11,372
11/30/2024	$12,575	$12,458	$12,407	$11,493
12/31/2024	$12,404	$12,277	$12,243	$11,304
1/31/2025	$12,392	$12,338	$12,251	$11,364
2/28/2025	$12,528	$12,461	$12,386	$11,614
3/31/2025	$12,293	$12,250	$12,168	$11,619
4/30/2025	$12,158	$12,151	$12,040	$11,665
5/31/2025	$12,084	$12,159	$11,972	$11,581
6/30/2025	$12,147	$12,234	$12,037	$11,759
7/31/2025	$12,073	$12,210	$11,952	$11,728
8/31/2025	$12,175	$12,316	$12,054	$11,868
9/30/2025	$12,566	$12,601	$12,412	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	0.12%	0.39%	2.31%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Lipper California Municipal Debt Funds Average	0.21%	0.62%	2.18%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 672,823,285
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 2,963,199
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$672,823,285
# of Portfolio Holdings	274
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$2,963,199

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A12.24%
  A-4.18%
  A+10.57%
  AA25.70%
  AA-14.21%
  AA+3.22%
  AAA1.51%
  B1.10%
  B+0.07%
  BB2.67%
  BB+2.18%
  BBB3.94%
  BBB-5.14%
  BBB+4.71%
  CCC0.10%
  CCC-0.03%
  NR8.43%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096630
Shareholder Report [Line Items]
Fund Name	Lord Abbett Intermediate Tax Free Fund
Class Name	Class A
Trading Symbol	LISAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.71%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 2.04%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 2.61% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg 1-15 Year Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: An overweight allocation to A- and BBB-rated bonds contributed to relative performance. Security selection within the Transportation, State General Obligation, and Education sectors contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$9,774	$10,000	$10,000
10/31/2015	$9,832	$10,038	$10,002
11/30/2015	$9,864	$10,059	$9,975
12/31/2015	$9,921	$10,112	$9,943
1/31/2016	$10,035	$10,232	$10,080
2/29/2016	$10,057	$10,250	$10,151
3/31/2016	$10,079	$10,259	$10,244
4/30/2016	$10,137	$10,321	$10,284
5/31/2016	$10,159	$10,326	$10,286
6/30/2016	$10,309	$10,454	$10,471
7/31/2016	$10,331	$10,468	$10,537
8/31/2016	$10,341	$10,472	$10,525
9/30/2016	$10,314	$10,434	$10,519
10/31/2016	$10,222	$10,349	$10,439
11/30/2016	$9,815	$10,016	$10,192
12/31/2016	$9,857	$10,113	$10,206
1/31/2017	$9,944	$10,184	$10,226
2/28/2017	$10,004	$10,252	$10,295
3/31/2017	$10,025	$10,269	$10,290
4/30/2017	$10,112	$10,343	$10,369
5/31/2017	$10,236	$10,478	$10,449
6/30/2017	$10,209	$10,438	$10,438
7/31/2017	$10,285	$10,514	$10,483
8/31/2017	$10,389	$10,584	$10,577
9/30/2017	$10,333	$10,535	$10,527
10/31/2017	$10,344	$10,550	$10,533
11/30/2017	$10,280	$10,464	$10,519
12/31/2017	$10,358	$10,551	$10,568
1/31/2018	$10,264	$10,459	$10,446
2/28/2018	$10,229	$10,432	$10,347
3/31/2018	$10,250	$10,455	$10,413
4/30/2018	$10,224	$10,427	$10,336
5/31/2018	$10,333	$10,525	$10,410
6/30/2018	$10,355	$10,543	$10,397
7/31/2018	$10,387	$10,577	$10,399
8/31/2018	$10,409	$10,596	$10,466
9/30/2018	$10,354	$10,537	$10,399
10/31/2018	$10,280	$10,493	$10,317
11/30/2018	$10,373	$10,601	$10,378
12/31/2018	$10,475	$10,718	$10,569
1/31/2019	$10,549	$10,809	$10,681
2/28/2019	$10,624	$10,861	$10,675
3/31/2019	$10,787	$10,987	$10,880
4/30/2019	$10,822	$11,009	$10,883
5/31/2019	$10,985	$11,143	$11,076
6/30/2019	$11,040	$11,189	$11,215
7/31/2019	$11,124	$11,277	$11,240
8/31/2019	$11,297	$11,409	$11,531
9/30/2019	$11,211	$11,316	$11,470
10/31/2019	$11,215	$11,345	$11,504
11/30/2019	$11,239	$11,372	$11,498
12/31/2019	$11,272	$11,407	$11,490
1/31/2020	$11,497	$11,582	$11,711
2/29/2020	$11,663	$11,692	$11,922
3/31/2020	$10,926	$11,351	$11,852
4/30/2020	$10,735	$11,270	$12,063
5/31/2020	$11,074	$11,589	$12,119
6/30/2020	$11,290	$11,657	$12,195
7/31/2020	$11,496	$11,820	$12,377
8/31/2020	$11,466	$11,781	$12,277
9/30/2020	$11,427	$11,790	$12,271
10/31/2020	$11,407	$11,761	$12,216
11/30/2020	$11,615	$11,891	$12,336
12/31/2020	$11,740	$11,947	$12,353
1/31/2021	$11,868	$12,004	$12,264
2/28/2021	$11,663	$11,853	$12,087
3/31/2021	$11,735	$11,908	$11,936
4/30/2021	$11,860	$11,983	$12,030
5/31/2021	$11,923	$12,000	$12,070
6/30/2021	$11,975	$12,016	$12,155
7/31/2021	$12,067	$12,103	$12,290
8/31/2021	$12,023	$12,079	$12,267
9/30/2021	$11,906	$12,005	$12,161
10/31/2021	$11,862	$11,970	$12,157
11/30/2021	$11,975	$12,033	$12,193
12/31/2021	$11,983	$12,051	$12,162
1/31/2022	$11,642	$11,756	$11,900
2/28/2022	$11,557	$11,720	$11,767
3/31/2022	$11,184	$11,408	$11,441
4/30/2022	$10,854	$11,169	$11,006
5/31/2022	$10,960	$11,326	$11,077
6/30/2022	$10,757	$11,231	$10,904
7/31/2022	$11,034	$11,482	$11,170
8/31/2022	$10,830	$11,283	$10,854
9/30/2022	$10,434	$10,941	$10,385
10/31/2022	$10,338	$10,899	$10,251
11/30/2022	$10,760	$11,281	$10,628
12/31/2022	$10,772	$11,334	$10,580
1/31/2023	$11,076	$11,589	$10,905
2/28/2023	$10,874	$11,371	$10,623
3/31/2023	$11,050	$11,591	$10,893
4/30/2023	$11,064	$11,559	$10,959
5/31/2023	$10,979	$11,457	$10,840
6/30/2023	$11,072	$11,543	$10,801
7/31/2023	$11,108	$11,589	$10,794
8/31/2023	$11,002	$11,472	$10,725
9/30/2023	$10,765	$11,214	$10,452
10/31/2023	$10,649	$11,168	$10,287
11/30/2023	$11,174	$11,708	$10,753
12/31/2023	$11,435	$11,929	$11,165
1/31/2024	$11,430	$11,883	$11,134
2/29/2024	$11,460	$11,895	$10,977
3/31/2024	$11,489	$11,895	$11,078
4/30/2024	$11,385	$11,773	$10,798
5/31/2024	$11,381	$11,703	$10,981
6/30/2024	$11,535	$11,854	$11,086
7/31/2024	$11,610	$11,959	$11,344
8/31/2024	$11,697	$12,065	$11,507
9/30/2024	$11,820	$12,163	$11,662
10/31/2024	$11,668	$12,009	$11,372
11/30/2024	$11,825	$12,157	$11,493
12/31/2024	$11,708	$12,035	$11,304
1/31/2025	$11,766	$12,117	$11,364
2/28/2025	$11,890	$12,235	$11,614
3/31/2025	$11,715	$12,082	$11,619
4/30/2025	$11,645	$12,007	$11,665
5/31/2025	$11,654	$12,075	$11,581
6/30/2025	$11,746	$12,166	$11,759
7/31/2025	$11,733	$12,196	$11,728
8/31/2025	$11,826	$12,299	$11,868
9/30/2025	$12,060	$12,481	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	2.04%	1.08%	2.12%
Class A with sales charge	(0.27%)	0.62%	1.89%
Bloomberg 1-15 Year Municipal Bond Index	2.61%	1.15%	2.24%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,187,149,373
Holdings Count | Holding	898
Advisory Fees Paid, Amount	$ 19,313,394
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$5,187,149,373
# of Portfolio Holdings	898
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$19,313,394

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A9.39%
  A-5.65%
  A+14.53%
  AA13.73%
  AA-8.96%
  AA+10.37%
  AAA5.43%
  B0.34%
  B-0.46%
  B+0.45%
  BB1.06%
  BB-1.02%
  BB+3.34%
  BBB6.72%
  BBB-4.37%
  BBB+5.05%
  NR9.13%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096632
Shareholder Report [Line Items]
Fund Name	Lord Abbett Intermediate Tax Free Fund
Class Name	Class C
Trading Symbol	LISCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$134	1.33%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 1.51%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 2.61% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg 1-15 Year Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: An overweight allocation to A- and BBB-rated bonds contributed to relative performance. Security selection within the Transportation, State General Obligation, and Education sectors contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,054	$10,038	$10,002
11/30/2015	$10,073	$10,059	$9,975
12/31/2015	$10,134	$10,112	$9,943
1/31/2016	$10,236	$10,232	$10,080
2/29/2016	$10,264	$10,250	$10,151
3/31/2016	$10,271	$10,259	$10,244
4/30/2016	$10,335	$10,321	$10,284
5/31/2016	$10,341	$10,326	$10,286
6/30/2016	$10,499	$10,454	$10,471
7/31/2016	$10,506	$10,468	$10,537
8/31/2016	$10,511	$10,472	$10,525
9/30/2016	$10,487	$10,434	$10,519
10/31/2016	$10,379	$10,349	$10,439
11/30/2016	$9,968	$10,016	$10,192
12/31/2016	$10,006	$10,113	$10,206
1/31/2017	$10,079	$10,184	$10,226
2/28/2017	$10,145	$10,252	$10,295
3/31/2017	$10,160	$10,269	$10,290
4/30/2017	$10,243	$10,343	$10,369
5/31/2017	$10,363	$10,478	$10,449
6/30/2017	$10,321	$10,438	$10,438
7/31/2017	$10,393	$10,514	$10,483
8/31/2017	$10,493	$10,584	$10,577
9/30/2017	$10,440	$10,535	$10,527
10/31/2017	$10,436	$10,550	$10,533
11/30/2017	$10,375	$10,464	$10,519
12/31/2017	$10,449	$10,551	$10,568
1/31/2018	$10,349	$10,459	$10,446
2/28/2018	$10,299	$10,432	$10,347
3/31/2018	$10,324	$10,455	$10,413
4/30/2018	$10,292	$10,427	$10,336
5/31/2018	$10,396	$10,525	$10,410
6/30/2018	$10,404	$10,543	$10,397
7/31/2018	$10,440	$10,577	$10,399
8/31/2018	$10,447	$10,596	$10,466
9/30/2018	$10,397	$10,537	$10,399
10/31/2018	$10,317	$10,493	$10,317
11/30/2018	$10,404	$10,601	$10,378
12/31/2018	$10,492	$10,718	$10,569
1/31/2019	$10,570	$10,809	$10,681
2/28/2019	$10,641	$10,861	$10,675
3/31/2019	$10,789	$10,987	$10,880
4/30/2019	$10,828	$11,009	$10,883
5/31/2019	$10,986	$11,143	$11,076
6/30/2019	$11,035	$11,189	$11,215
7/31/2019	$11,103	$11,277	$11,240
8/31/2019	$11,281	$11,409	$11,531
9/30/2019	$11,189	$11,316	$11,470
10/31/2019	$11,187	$11,345	$11,504
11/30/2019	$11,196	$11,372	$11,498
12/31/2019	$11,233	$11,407	$11,490
1/31/2020	$11,442	$11,582	$11,711
2/29/2020	$11,601	$11,692	$11,922
3/31/2020	$10,871	$11,351	$11,852
4/30/2020	$10,666	$11,270	$12,063
5/31/2020	$11,007	$11,589	$12,119
6/30/2020	$11,206	$11,657	$12,195
7/31/2020	$11,405	$11,820	$12,377
8/31/2020	$11,380	$11,781	$12,277
9/30/2020	$11,335	$11,790	$12,271
10/31/2020	$11,309	$11,761	$12,216
11/30/2020	$11,499	$11,891	$12,336
12/31/2020	$11,627	$11,947	$12,353
1/31/2021	$11,738	$12,004	$12,264
2/28/2021	$11,538	$11,853	$12,087
3/31/2021	$11,604	$11,908	$11,936
4/30/2021	$11,711	$11,983	$12,030
5/31/2021	$11,767	$12,000	$12,070
6/30/2021	$11,812	$12,016	$12,155
7/31/2021	$11,897	$12,103	$12,290
8/31/2021	$11,847	$12,079	$12,267
9/30/2021	$11,735	$12,005	$12,161
10/31/2021	$11,685	$11,970	$12,157
11/30/2021	$11,781	$12,033	$12,193
12/31/2021	$11,793	$12,051	$12,162
1/31/2022	$11,450	$11,756	$11,900
2/28/2022	$11,360	$11,720	$11,767
3/31/2022	$10,977	$11,408	$11,441
4/30/2022	$10,658	$11,169	$11,006
5/31/2022	$10,755	$11,326	$11,077
6/30/2022	$10,551	$11,231	$10,904
7/31/2022	$10,817	$11,482	$11,170
8/31/2022	$10,601	$11,283	$10,854
9/30/2022	$10,207	$10,941	$10,385
10/31/2022	$10,118	$10,899	$10,251
11/30/2022	$10,526	$11,281	$10,628
12/31/2022	$10,533	$11,334	$10,580
1/31/2023	$10,824	$11,589	$10,905
2/28/2023	$10,621	$11,371	$10,623
3/31/2023	$10,788	$11,591	$10,893
4/30/2023	$10,796	$11,559	$10,959
5/31/2023	$10,707	$11,457	$10,840
6/30/2023	$10,792	$11,543	$10,801
7/31/2023	$10,822	$11,589	$10,794
8/31/2023	$10,713	$11,472	$10,725
9/30/2023	$10,476	$11,214	$10,452
10/31/2023	$10,358	$11,168	$10,287
11/30/2023	$10,853	$11,708	$10,753
12/31/2023	$11,102	$11,929	$11,165
1/31/2024	$11,091	$11,883	$11,134
2/29/2024	$11,125	$11,895	$10,977
3/31/2024	$11,137	$11,895	$11,078
4/30/2024	$11,041	$11,773	$10,798
5/31/2024	$11,031	$11,703	$10,981
6/30/2024	$11,164	$11,854	$11,086
7/31/2024	$11,242	$11,959	$11,344
8/31/2024	$11,321	$12,065	$11,507
9/30/2024	$11,423	$12,163	$11,662
10/31/2024	$11,281	$12,009	$11,372
11/30/2024	$11,428	$12,157	$11,493
12/31/2024	$11,297	$12,035	$11,304
1/31/2025	$11,358	$12,117	$11,364
2/28/2025	$11,473	$12,235	$11,614
3/31/2025	$11,287	$12,082	$11,619
4/30/2025	$11,224	$12,007	$11,665
5/31/2025	$11,227	$12,075	$11,581
6/30/2025	$11,310	$12,166	$11,759
7/31/2025	$11,281	$12,196	$11,728
8/31/2025	$11,375	$12,299	$11,868
9/30/2025	$11,595	$12,481	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	1.51%	0.45%	1.49%
Class C with sales charge	0.52%	0.45%	1.49%
Bloomberg 1-15 Year Municipal Bond Index	2.61%	1.15%	2.24%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,187,149,373
Holdings Count | Holding	898
Advisory Fees Paid, Amount	$ 19,313,394
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$5,187,149,373
# of Portfolio Holdings	898
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$19,313,394

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A9.39%
  A-5.65%
  A+14.53%
  AA13.73%
  AA-8.96%
  AA+10.37%
  AAA5.43%
  B0.34%
  B-0.46%
  B+0.45%
  BB1.06%
  BB-1.02%
  BB+3.34%
  BBB6.72%
  BBB-4.37%
  BBB+5.05%
  NR9.13%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096627
Shareholder Report [Line Items]
Fund Name	Lord Abbett Intermediate Tax Free Fund
Class Name	Class F
Trading Symbol	LISFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 2.24%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 2.61% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg 1-15 Year Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: An overweight allocation to A- and BBB-rated bonds contributed to relative performance. Security selection within the Transportation, State General Obligation, and Education sectors contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,061	$10,038	$10,002
11/30/2015	$10,085	$10,059	$9,975
12/31/2015	$10,153	$10,112	$9,943
1/31/2016	$10,271	$10,232	$10,080
2/29/2016	$10,294	$10,250	$10,151
3/31/2016	$10,308	$10,259	$10,244
4/30/2016	$10,378	$10,321	$10,284
5/31/2016	$10,391	$10,326	$10,286
6/30/2016	$10,555	$10,454	$10,471
7/31/2016	$10,569	$10,468	$10,537
8/31/2016	$10,580	$10,472	$10,525
9/30/2016	$10,563	$10,434	$10,519
10/31/2016	$10,470	$10,349	$10,439
11/30/2016	$10,053	$10,016	$10,192
12/31/2016	$10,098	$10,113	$10,206
1/31/2017	$10,178	$10,184	$10,226
2/28/2017	$10,250	$10,252	$10,295
3/31/2017	$10,272	$10,269	$10,290
4/30/2017	$10,362	$10,343	$10,369
5/31/2017	$10,490	$10,478	$10,449
6/30/2017	$10,453	$10,438	$10,438
7/31/2017	$10,532	$10,514	$10,483
8/31/2017	$10,640	$10,584	$10,577
9/30/2017	$10,593	$10,535	$10,527
10/31/2017	$10,596	$10,550	$10,533
11/30/2017	$10,540	$10,464	$10,519
12/31/2017	$10,621	$10,551	$10,568
1/31/2018	$10,526	$10,459	$10,446
2/28/2018	$10,481	$10,432	$10,347
3/31/2018	$10,513	$10,455	$10,413
4/30/2018	$10,487	$10,427	$10,336
5/31/2018	$10,599	$10,525	$10,410
6/30/2018	$10,613	$10,543	$10,397
7/31/2018	$10,657	$10,577	$10,399
8/31/2018	$10,671	$10,596	$10,466
9/30/2018	$10,625	$10,537	$10,399
10/31/2018	$10,550	$10,493	$10,317
11/30/2018	$10,646	$10,601	$10,378
12/31/2018	$10,742	$10,718	$10,569
1/31/2019	$10,828	$10,809	$10,681
2/28/2019	$10,907	$10,861	$10,675
3/31/2019	$11,074	$10,987	$10,880
4/30/2019	$11,111	$11,009	$10,883
5/31/2019	$11,280	$11,143	$11,076
6/30/2019	$11,337	$11,189	$11,215
7/31/2019	$11,413	$11,277	$11,240
8/31/2019	$11,603	$11,409	$11,531
9/30/2019	$11,515	$11,316	$11,470
10/31/2019	$11,520	$11,345	$11,504
11/30/2019	$11,535	$11,372	$11,498
12/31/2019	$11,581	$11,407	$11,490
1/31/2020	$11,803	$11,582	$11,711
2/29/2020	$11,974	$11,692	$11,922
3/31/2020	$11,228	$11,351	$11,852
4/30/2020	$11,033	$11,270	$12,063
5/31/2020	$11,382	$11,589	$12,119
6/30/2020	$11,605	$11,657	$12,195
7/31/2020	$11,807	$11,820	$12,377
8/31/2020	$11,788	$11,781	$12,277
9/30/2020	$11,749	$11,790	$12,271
10/31/2020	$11,730	$11,761	$12,216
11/30/2020	$11,944	$11,891	$12,336
12/31/2020	$12,073	$11,947	$12,353
1/31/2021	$12,196	$12,004	$12,264
2/28/2021	$11,996	$11,853	$12,087
3/31/2021	$12,071	$11,908	$11,936
4/30/2021	$12,190	$11,983	$12,030
5/31/2021	$12,256	$12,000	$12,070
6/30/2021	$12,310	$12,016	$12,155
7/31/2021	$12,406	$12,103	$12,290
8/31/2021	$12,362	$12,079	$12,267
9/30/2021	$12,253	$12,005	$12,161
10/31/2021	$12,209	$11,970	$12,157
11/30/2021	$12,316	$12,033	$12,193
12/31/2021	$12,336	$12,051	$12,162
1/31/2022	$11,986	$11,756	$11,900
2/28/2022	$11,899	$11,720	$11,767
3/31/2022	$11,505	$11,408	$11,441
4/30/2022	$11,178	$11,169	$11,006
5/31/2022	$11,276	$11,326	$11,077
6/30/2022	$11,068	$11,231	$10,904
7/31/2022	$11,354	$11,482	$11,170
8/31/2022	$11,145	$11,283	$10,854
9/30/2022	$10,738	$10,941	$10,385
10/31/2022	$10,651	$10,899	$10,251
11/30/2022	$11,075	$11,281	$10,628
12/31/2022	$11,101	$11,334	$10,580
1/31/2023	$11,415	$11,589	$10,905
2/28/2023	$11,196	$11,371	$10,623
3/31/2023	$11,389	$11,591	$10,893
4/30/2023	$11,393	$11,559	$10,959
5/31/2023	$11,307	$11,457	$10,840
6/30/2023	$11,415	$11,543	$10,801
7/31/2023	$11,453	$11,589	$10,794
8/31/2023	$11,345	$11,472	$10,725
9/30/2023	$11,101	$11,214	$10,452
10/31/2023	$10,982	$11,168	$10,287
11/30/2023	$11,513	$11,708	$10,753
12/31/2023	$11,784	$11,929	$11,165
1/31/2024	$11,779	$11,883	$11,134
2/29/2024	$11,811	$11,895	$10,977
3/31/2024	$11,842	$11,895	$11,078
4/30/2024	$11,747	$11,773	$10,798
5/31/2024	$11,744	$11,703	$10,981
6/30/2024	$11,892	$11,854	$11,086
7/31/2024	$11,983	$11,959	$11,344
8/31/2024	$12,074	$12,065	$11,507
9/30/2024	$12,189	$12,163	$11,662
10/31/2024	$12,046	$12,009	$11,372
11/30/2024	$12,209	$12,157	$11,493
12/31/2024	$12,077	$12,035	$11,304
1/31/2025	$12,149	$12,117	$11,364
2/28/2025	$12,279	$12,235	$11,614
3/31/2025	$12,087	$12,082	$11,619
4/30/2025	$12,027	$12,007	$11,665
5/31/2025	$12,038	$12,075	$11,581
6/30/2025	$12,122	$12,166	$11,759
7/31/2025	$12,110	$12,196	$11,728
8/31/2025	$12,206	$12,299	$11,868
9/30/2025	$12,461	$12,481	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	2.24%	1.19%	2.22%
Bloomberg 1-15 Year Municipal Bond Index	2.61%	1.15%	2.24%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,187,149,373
Holdings Count | Holding	898
Advisory Fees Paid, Amount	$ 19,313,394
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$5,187,149,373
# of Portfolio Holdings	898
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$19,313,394

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A9.39%
  A-5.65%
  A+14.53%
  AA13.73%
  AA-8.96%
  AA+10.37%
  AAA5.43%
  B0.34%
  B-0.46%
  B+0.45%
  BB1.06%
  BB-1.02%
  BB+3.34%
  BBB6.72%
  BBB-4.37%
  BBB+5.05%
  NR9.13%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188227
Shareholder Report [Line Items]
Fund Name	Lord Abbett Intermediate Tax Free Fund
Class Name	Class F3
Trading Symbol	LOISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 2.40%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 2.61% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg 1-15 Year Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: An overweight allocation to A- and BBB-rated bonds contributed to relative performance. Security selection within the Transportation, State General Obligation, and Education sectors contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,086	$10,061	$10,051
5/31/2017	$10,202	$10,193	$10,128
6/30/2017	$10,177	$10,154	$10,118
7/31/2017	$10,255	$10,228	$10,162
8/31/2017	$10,361	$10,296	$10,253
9/30/2017	$10,316	$10,248	$10,204
10/31/2017	$10,320	$10,262	$10,210
11/30/2017	$10,257	$10,179	$10,197
12/31/2017	$10,346	$10,263	$10,244
1/31/2018	$10,255	$10,174	$10,126
2/28/2018	$10,212	$10,148	$10,030
3/31/2018	$10,245	$10,170	$10,094
4/30/2018	$10,221	$10,143	$10,019
5/31/2018	$10,321	$10,238	$10,091
6/30/2018	$10,346	$10,256	$10,078
7/31/2018	$10,380	$10,289	$10,080
8/31/2018	$10,404	$10,307	$10,145
9/30/2018	$10,352	$10,250	$10,080
10/31/2018	$10,289	$10,208	$10,000
11/30/2018	$10,374	$10,312	$10,060
12/31/2018	$10,479	$10,426	$10,245
1/31/2019	$10,564	$10,514	$10,354
2/28/2019	$10,642	$10,565	$10,348
3/31/2019	$10,797	$10,688	$10,546
4/30/2019	$10,843	$10,710	$10,549
5/31/2019	$11,009	$10,840	$10,736
6/30/2019	$11,066	$10,884	$10,871
7/31/2019	$11,142	$10,970	$10,895
8/31/2019	$11,328	$11,098	$11,177
9/30/2019	$11,244	$11,008	$11,118
10/31/2019	$11,250	$11,036	$11,151
11/30/2019	$11,266	$11,062	$11,146
12/31/2019	$11,312	$11,097	$11,138
1/31/2020	$11,530	$11,267	$11,352
2/29/2020	$11,698	$11,373	$11,557
3/31/2020	$10,971	$11,041	$11,489
4/30/2020	$10,772	$10,963	$11,693
5/31/2020	$11,124	$11,274	$11,747
6/30/2020	$11,333	$11,339	$11,821
7/31/2020	$11,542	$11,498	$11,998
8/31/2020	$11,515	$11,460	$11,901
9/30/2020	$11,488	$11,469	$11,894
10/31/2020	$11,471	$11,440	$11,841
11/30/2020	$11,671	$11,567	$11,958
12/31/2020	$11,809	$11,622	$11,974
1/31/2021	$11,931	$11,677	$11,888
2/28/2021	$11,736	$11,530	$11,716
3/31/2021	$11,812	$11,584	$11,570
4/30/2021	$11,929	$11,657	$11,662
5/31/2021	$11,995	$11,674	$11,700
6/30/2021	$12,050	$11,688	$11,782
7/31/2021	$12,145	$11,774	$11,914
8/31/2021	$12,104	$11,750	$11,891
9/30/2021	$11,999	$11,678	$11,788
10/31/2021	$11,956	$11,644	$11,785
11/30/2021	$12,063	$11,706	$11,820
12/31/2021	$12,084	$11,723	$11,789
1/31/2022	$11,743	$11,436	$11,535
2/28/2022	$11,659	$11,401	$11,407
3/31/2022	$11,276	$11,097	$11,090
4/30/2022	$10,956	$10,864	$10,669
5/31/2022	$11,065	$11,017	$10,738
6/30/2022	$10,852	$10,925	$10,569
7/31/2022	$11,144	$11,169	$10,828
8/31/2022	$10,931	$10,976	$10,522
9/30/2022	$10,534	$10,643	$10,067
10/31/2022	$10,450	$10,602	$9,937
11/30/2022	$10,867	$10,974	$10,302
12/31/2022	$10,893	$11,025	$10,256
1/31/2023	$11,203	$11,273	$10,571
2/28/2023	$10,989	$11,061	$10,298
3/31/2023	$11,170	$11,275	$10,559
4/30/2023	$11,186	$11,244	$10,623
5/31/2023	$11,103	$11,145	$10,508
6/30/2023	$11,210	$11,229	$10,470
7/31/2023	$11,249	$11,273	$10,463
8/31/2023	$11,144	$11,159	$10,396
9/30/2023	$10,906	$10,909	$10,132
10/31/2023	$10,791	$10,864	$9,972
11/30/2023	$11,314	$11,389	$10,424
12/31/2023	$11,581	$11,605	$10,823
1/31/2024	$11,578	$11,560	$10,793
2/29/2024	$11,611	$11,571	$10,640
3/31/2024	$11,643	$11,571	$10,739
4/30/2024	$11,541	$11,452	$10,467
5/31/2024	$11,550	$11,384	$10,645
6/30/2024	$11,698	$11,531	$10,746
7/31/2024	$11,788	$11,634	$10,997
8/31/2024	$11,868	$11,736	$11,155
9/30/2024	$11,994	$11,832	$11,304
10/31/2024	$11,855	$11,682	$11,024
11/30/2024	$12,016	$11,826	$11,140
12/31/2024	$11,889	$11,707	$10,958
1/31/2025	$11,961	$11,787	$11,016
2/28/2025	$12,090	$11,902	$11,258
3/31/2025	$11,903	$11,753	$11,263
4/30/2025	$11,846	$11,680	$11,307
5/31/2025	$11,858	$11,746	$11,226
6/30/2025	$11,943	$11,835	$11,399
7/31/2025	$11,932	$11,864	$11,368
8/31/2025	$12,029	$11,964	$11,504
9/30/2025	$12,282	$12,141	$11,630

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	2.40%	1.35%	2.45%
Bloomberg 1-15 Year Municipal Bond Index	2.61%	1.15%	2.31%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.79%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,187,149,373
Holdings Count | Holding	898
Advisory Fees Paid, Amount	$ 19,313,394
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$5,187,149,373
# of Portfolio Holdings	898
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$19,313,394

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A9.39%
  A-5.65%
  A+14.53%
  AA13.73%
  AA-8.96%
  AA+10.37%
  AAA5.43%
  B0.34%
  B-0.46%
  B+0.45%
  BB1.06%
  BB-1.02%
  BB+3.34%
  BBB6.72%
  BBB-4.37%
  BBB+5.05%
  NR9.13%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096628
Shareholder Report [Line Items]
Fund Name	Lord Abbett Intermediate Tax Free Fund
Class Name	Class I
Trading Symbol	LAIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 2.24%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 2.61% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg 1-15 Year Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: An overweight allocation to A- and BBB-rated bonds contributed to relative performance. Security selection within the Transportation, State General Obligation, and Education sectors contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg 1-15 Year Municipal Bond Index	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,061	$10,038	$10,002
11/30/2015	$10,096	$10,059	$9,975
12/31/2015	$10,155	$10,112	$9,943
1/31/2016	$10,274	$10,232	$10,080
2/29/2016	$10,299	$10,250	$10,151
3/31/2016	$10,322	$10,259	$10,244
4/30/2016	$10,393	$10,321	$10,284
5/31/2016	$10,407	$10,326	$10,286
6/30/2016	$10,563	$10,454	$10,471
7/31/2016	$10,587	$10,468	$10,537
8/31/2016	$10,599	$10,472	$10,525
9/30/2016	$10,574	$10,434	$10,519
10/31/2016	$10,481	$10,349	$10,439
11/30/2016	$10,065	$10,016	$10,192
12/31/2016	$10,110	$10,113	$10,206
1/31/2017	$10,201	$10,184	$10,226
2/28/2017	$10,273	$10,252	$10,295
3/31/2017	$10,287	$10,269	$10,290
4/30/2017	$10,387	$10,343	$10,369
5/31/2017	$10,507	$10,478	$10,449
6/30/2017	$10,481	$10,438	$10,438
7/31/2017	$10,561	$10,514	$10,483
8/31/2017	$10,670	$10,584	$10,577
9/30/2017	$10,614	$10,535	$10,527
10/31/2017	$10,627	$10,550	$10,533
11/30/2017	$10,562	$10,464	$10,519
12/31/2017	$10,645	$10,551	$10,568
1/31/2018	$10,550	$10,459	$10,446
2/28/2018	$10,516	$10,432	$10,347
3/31/2018	$10,539	$10,455	$10,413
4/30/2018	$10,514	$10,427	$10,336
5/31/2018	$10,627	$10,525	$10,410
6/30/2018	$10,652	$10,543	$10,397
7/31/2018	$10,687	$10,577	$10,399
8/31/2018	$10,711	$10,596	$10,466
9/30/2018	$10,657	$10,537	$10,399
10/31/2018	$10,582	$10,493	$10,317
11/30/2018	$10,679	$10,601	$10,378
12/31/2018	$10,786	$10,718	$10,569
1/31/2019	$10,874	$10,809	$10,681
2/28/2019	$10,943	$10,861	$10,675
3/31/2019	$11,113	$10,987	$10,880
4/30/2019	$11,150	$11,009	$10,883
5/31/2019	$11,321	$11,143	$11,076
6/30/2019	$11,379	$11,189	$11,215
7/31/2019	$11,467	$11,277	$11,240
8/31/2019	$11,658	$11,409	$11,531
9/30/2019	$11,561	$11,316	$11,470
10/31/2019	$11,567	$11,345	$11,504
11/30/2019	$11,593	$11,372	$11,498
12/31/2019	$11,630	$11,407	$11,490
1/31/2020	$11,864	$11,582	$11,711
2/29/2020	$12,037	$11,692	$11,922
3/31/2020	$11,278	$11,351	$11,852
4/30/2020	$11,083	$11,270	$12,063
5/31/2020	$11,434	$11,589	$12,119
6/30/2020	$11,660	$11,657	$12,195
7/31/2020	$11,875	$11,820	$12,377
8/31/2020	$11,846	$11,781	$12,277
9/30/2020	$11,818	$11,790	$12,271
10/31/2020	$11,789	$11,761	$12,216
11/30/2020	$12,005	$11,891	$12,336
12/31/2020	$12,136	$11,947	$12,353
1/31/2021	$12,272	$12,004	$12,264
2/28/2021	$12,061	$11,853	$12,087
3/31/2021	$12,138	$11,908	$11,936
4/30/2021	$12,269	$11,983	$12,030
5/31/2021	$12,336	$12,000	$12,070
6/30/2021	$12,392	$12,016	$12,155
7/31/2021	$12,489	$12,103	$12,290
8/31/2021	$12,446	$12,079	$12,267
9/30/2021	$12,327	$12,005	$12,161
10/31/2021	$12,294	$11,970	$12,157
11/30/2021	$12,403	$12,033	$12,193
12/31/2021	$12,413	$12,051	$12,162
1/31/2022	$12,062	$11,756	$11,900
2/28/2022	$11,975	$11,720	$11,767
3/31/2022	$11,591	$11,408	$11,441
4/30/2022	$11,251	$11,169	$11,006
5/31/2022	$11,362	$11,326	$11,077
6/30/2022	$11,154	$11,231	$10,904
7/31/2022	$11,442	$11,482	$11,170
8/31/2022	$11,222	$11,283	$10,854
9/30/2022	$10,813	$10,941	$10,385
10/31/2022	$10,727	$10,899	$10,251
11/30/2022	$11,166	$11,281	$10,628
12/31/2022	$11,181	$11,334	$10,580
1/31/2023	$11,498	$11,589	$10,905
2/28/2023	$11,290	$11,371	$10,623
3/31/2023	$11,475	$11,591	$10,893
4/30/2023	$11,491	$11,559	$10,959
5/31/2023	$11,405	$11,457	$10,840
6/30/2023	$11,503	$11,543	$10,801
7/31/2023	$11,543	$11,589	$10,794
8/31/2023	$11,435	$11,472	$10,725
9/30/2023	$11,190	$11,214	$10,452
10/31/2023	$11,071	$11,168	$10,287
11/30/2023	$11,608	$11,708	$10,753
12/31/2023	$11,881	$11,929	$11,165
1/31/2024	$11,889	$11,883	$11,134
2/29/2024	$11,922	$11,895	$10,977
3/31/2024	$11,943	$11,895	$11,078
4/30/2024	$11,848	$11,773	$10,798
5/31/2024	$11,846	$11,703	$10,981
6/30/2024	$12,008	$11,854	$11,086
7/31/2024	$12,089	$11,959	$11,344
8/31/2024	$12,182	$12,065	$11,507
9/30/2024	$12,311	$12,163	$11,662
10/31/2024	$12,155	$12,009	$11,372
11/30/2024	$12,321	$12,157	$11,493
12/31/2024	$12,201	$12,035	$11,304
1/31/2025	$12,263	$12,117	$11,364
2/28/2025	$12,395	$12,235	$11,614
3/31/2025	$12,214	$12,082	$11,619
4/30/2025	$12,143	$12,007	$11,665
5/31/2025	$12,155	$12,075	$11,581
6/30/2025	$12,252	$12,166	$11,759
7/31/2025	$12,241	$12,196	$11,728
8/31/2025	$12,340	$12,299	$11,868
9/30/2025	$12,587	$12,481	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	2.24%	1.27%	2.33%
Bloomberg 1-15 Year Municipal Bond Index	2.61%	1.15%	2.24%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,187,149,373
Holdings Count | Holding	898
Advisory Fees Paid, Amount	$ 19,313,394
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$5,187,149,373
# of Portfolio Holdings	898
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$19,313,394

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A9.39%
  A-5.65%
  A+14.53%
  AA13.73%
  AA-8.96%
  AA+10.37%
  AAA5.43%
  B0.34%
  B-0.46%
  B+0.45%
  BB1.06%
  BB-1.02%
  BB+3.34%
  BBB6.72%
  BBB-4.37%
  BBB+5.05%
  NR9.13%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020589
Shareholder Report [Line Items]
Fund Name	Lord Abbett National Tax Free Fund
Class Name	Class A
Trading Symbol	LANSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.80%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned -0.11%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: Security selection within the Health Care, Transportation, and Special Tax sectors contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight longer maturity bonds relative to the Bloomberg Municipal Bond Index detracted from relative performance over the period as rates on the long end rose amid a steepening of the yield curve. An overweight allocation to non-investment grade bonds detracted from relative performance. An overweight allocation to Variable Rate Demand Notes along with the Tobacco and Education sectors as well as an underweight to Local General Obligation Bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg Municipal Bond Index	Lipper General Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$9,774	$10,000	$10,000	$10,000
10/31/2015	$9,838	$10,040	$10,048	$10,002
11/30/2015	$9,877	$10,080	$10,095	$9,975
12/31/2015	$9,959	$10,151	$10,172	$9,943
1/31/2016	$10,094	$10,272	$10,266	$10,080
2/29/2016	$10,116	$10,288	$10,268	$10,151
3/31/2016	$10,173	$10,320	$10,326	$10,244
4/30/2016	$10,256	$10,396	$10,407	$10,284
5/31/2016	$10,312	$10,424	$10,450	$10,286
6/30/2016	$10,529	$10,590	$10,618	$10,471
7/31/2016	$10,531	$10,597	$10,610	$10,537
8/31/2016	$10,559	$10,611	$10,634	$10,525
9/30/2016	$10,524	$10,558	$10,587	$10,519
10/31/2016	$10,390	$10,447	$10,482	$10,439
11/30/2016	$9,931	$10,058	$10,094	$10,192
12/31/2016	$9,995	$10,176	$10,187	$10,206
1/31/2017	$10,078	$10,243	$10,232	$10,226
2/28/2017	$10,153	$10,314	$10,297	$10,295
3/31/2017	$10,182	$10,336	$10,325	$10,290
4/30/2017	$10,266	$10,411	$10,399	$10,369
5/31/2017	$10,414	$10,577	$10,546	$10,449
6/30/2017	$10,396	$10,539	$10,523	$10,438
7/31/2017	$10,478	$10,624	$10,590	$10,483
8/31/2017	$10,598	$10,705	$10,675	$10,577
9/30/2017	$10,570	$10,650	$10,644	$10,527
10/31/2017	$10,589	$10,676	$10,658	$10,533
11/30/2017	$10,571	$10,619	$10,629	$10,519
12/31/2017	$10,702	$10,730	$10,737	$10,568
1/31/2018	$10,589	$10,604	$10,627	$10,446
2/28/2018	$10,525	$10,572	$10,585	$10,347
3/31/2018	$10,581	$10,611	$10,627	$10,413
4/30/2018	$10,544	$10,573	$10,597	$10,336
5/31/2018	$10,686	$10,694	$10,716	$10,410
6/30/2018	$10,706	$10,703	$10,725	$10,397
7/31/2018	$10,735	$10,729	$10,746	$10,399
8/31/2018	$10,754	$10,757	$10,763	$10,466
9/30/2018	$10,678	$10,687	$10,701	$10,399
10/31/2018	$10,574	$10,622	$10,616	$10,317
11/30/2018	$10,672	$10,739	$10,704	$10,378
12/31/2018	$10,779	$10,868	$10,811	$10,569
1/31/2019	$10,848	$10,950	$10,879	$10,681
2/28/2019	$10,938	$11,009	$10,945	$10,675
3/31/2019	$11,163	$11,182	$11,129	$10,880
4/30/2019	$11,233	$11,224	$11,178	$10,883
5/31/2019	$11,419	$11,379	$11,339	$11,076
6/30/2019	$11,479	$11,421	$11,383	$11,215
7/31/2019	$11,567	$11,513	$11,462	$11,240
8/31/2019	$11,804	$11,695	$11,658	$11,531
9/30/2019	$11,714	$11,601	$11,578	$11,470
10/31/2019	$11,713	$11,622	$11,580	$11,504
11/30/2019	$11,742	$11,651	$11,613	$11,498
12/31/2019	$11,790	$11,687	$11,637	$11,490
1/31/2020	$12,048	$11,897	$11,852	$11,711
2/29/2020	$12,297	$12,050	$12,032	$11,922
3/31/2020	$11,391	$11,613	$11,417	$11,852
4/30/2020	$11,097	$11,467	$11,196	$12,063
5/31/2020	$11,479	$11,832	$11,544	$12,119
6/30/2020	$11,771	$11,929	$11,727	$12,195
7/31/2020	$12,032	$12,130	$11,942	$12,377
8/31/2020	$11,998	$12,073	$11,907	$12,277
9/30/2020	$11,955	$12,076	$11,892	$12,271
10/31/2020	$11,921	$12,040	$11,862	$12,216
11/30/2020	$12,195	$12,221	$12,077	$12,336
12/31/2020	$12,355	$12,296	$12,190	$12,353
1/31/2021	$12,538	$12,374	$12,296	$12,264
2/28/2021	$12,287	$12,177	$12,101	$12,087
3/31/2021	$12,386	$12,253	$12,180	$11,936
4/30/2021	$12,557	$12,355	$12,303	$12,030
5/31/2021	$12,658	$12,392	$12,383	$12,070
6/30/2021	$12,747	$12,426	$12,437	$12,155
7/31/2021	$12,866	$12,529	$12,532	$12,290
8/31/2021	$12,787	$12,483	$12,481	$12,267
9/30/2021	$12,644	$12,393	$12,373	$12,161
10/31/2021	$12,606	$12,357	$12,351	$12,157
11/30/2021	$12,769	$12,462	$12,464	$12,193
12/31/2021	$12,804	$12,482	$12,483	$12,162
1/31/2022	$12,365	$12,141	$12,146	$11,900
2/28/2022	$12,233	$12,097	$12,063	$11,767
3/31/2022	$11,749	$11,705	$11,670	$11,441
4/30/2022	$11,287	$11,381	$11,302	$11,006
5/31/2022	$11,441	$11,550	$11,444	$11,077
6/30/2022	$11,074	$11,361	$11,177	$10,904
7/31/2022	$11,433	$11,661	$11,487	$11,170
8/31/2022	$11,128	$11,406	$11,209	$10,854
9/30/2022	$10,587	$10,968	$10,745	$10,385
10/31/2022	$10,411	$10,877	$10,617	$10,251
11/30/2022	$11,045	$11,386	$11,151	$10,628
12/31/2022	$11,021	$11,418	$11,135	$10,580
1/31/2023	$11,431	$11,746	$11,492	$10,905
2/28/2023	$11,146	$11,480	$11,219	$10,623
3/31/2023	$11,363	$11,735	$11,430	$10,893
4/30/2023	$11,405	$11,708	$11,435	$10,959
5/31/2023	$11,326	$11,607	$11,354	$10,840
6/30/2023	$11,449	$11,723	$11,455	$10,801
7/31/2023	$11,492	$11,770	$11,487	$10,794
8/31/2023	$11,325	$11,600	$11,339	$10,725
9/30/2023	$10,969	$11,260	$11,008	$10,452
10/31/2023	$10,747	$11,164	$10,840	$10,287
11/30/2023	$11,507	$11,873	$11,556	$10,753
12/31/2023	$11,844	$12,149	$11,857	$11,165
1/31/2024	$11,845	$12,087	$11,849	$11,134
2/29/2024	$11,881	$12,102	$11,866	$10,977
3/31/2024	$11,893	$12,102	$11,882	$11,078
4/30/2024	$11,747	$11,952	$11,743	$10,798
5/31/2024	$11,782	$11,917	$11,752	$10,981
6/30/2024	$11,988	$12,100	$11,951	$11,086
7/31/2024	$12,081	$12,210	$12,056	$11,344
8/31/2024	$12,175	$12,306	$12,143	$11,507
9/30/2024	$12,349	$12,428	$12,276	$11,662
10/31/2024	$12,166	$12,247	$12,101	$11,372
11/30/2024	$12,376	$12,458	$12,300	$11,493
12/31/2024	$12,192	$12,277	$12,124	$11,304
1/31/2025	$12,198	$12,338	$12,159	$11,364
2/28/2025	$12,317	$12,461	$12,289	$11,614
3/31/2025	$12,097	$12,250	$12,071	$11,619
4/30/2025	$11,971	$12,151	$11,981	$11,665
5/31/2025	$11,891	$12,159	$11,931	$11,581
6/30/2025	$11,965	$12,234	$12,008	$11,759
7/31/2025	$11,874	$12,210	$11,937	$11,728
8/31/2025	$11,950	$12,316	$12,037	$11,868
9/30/2025	$12,336	$12,601	$12,356	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	(0.11%)	0.63%	2.36%
Class A with sales charge	(2.39%)	0.17%	2.12%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Lipper General Municipal Debt Funds Average	0.65%	0.77%	2.14%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,804,390,749
Holdings Count | Holding	707
Advisory Fees Paid, Amount	$ 17,786,662
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$4,804,390,749
# of Portfolio Holdings	707
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$17,786,662

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A9.82%
  A-6.37%
  A+14.09%
  AA13.59%
  AA-7.25%
  AA+7.17%
  AAA2.58%
  B0.35%
  B-0.46%
  B+0.32%
  BB0.97%
  BB-0.73%
  BB+3.59%
  BBB7.30%
  BBB-10.23%
  BBB+6.97%
  CCC+0.38%
  NR7.83%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020591
Shareholder Report [Line Items]
Fund Name	Lord Abbett National Tax Free Fund
Class Name	Class C
Trading Symbol	LTNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$141	1.42%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned -0.72%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: Security selection within the Health Care, Transportation, and Special Tax sectors contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight longer maturity bonds relative to the Bloomberg Municipal Bond Index detracted from relative performance over the period as rates on the long end rose amid a steepening of the yield curve. An overweight allocation to non-investment grade bonds detracted from relative performance. An overweight allocation to Variable Rate Demand Notes along with the Tobacco and Education sectors as well as an underweight to Local General Obligation Bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg Municipal Bond Index	Lipper General Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,051	$10,040	$10,048	$10,002
11/30/2015	$10,086	$10,080	$10,095	$9,975
12/31/2015	$10,174	$10,151	$10,172	$9,943
1/31/2016	$10,297	$10,272	$10,266	$10,080
2/29/2016	$10,323	$10,288	$10,268	$10,151
3/31/2016	$10,366	$10,320	$10,326	$10,244
4/30/2016	$10,446	$10,396	$10,407	$10,284
5/31/2016	$10,507	$10,424	$10,450	$10,286
6/30/2016	$10,713	$10,590	$10,618	$10,471
7/31/2016	$10,718	$10,597	$10,610	$10,537
8/31/2016	$10,741	$10,611	$10,634	$10,525
9/30/2016	$10,691	$10,558	$10,587	$10,519
10/31/2016	$10,559	$10,447	$10,482	$10,439
11/30/2016	$10,078	$10,058	$10,094	$10,192
12/31/2016	$10,138	$10,176	$10,187	$10,206
1/31/2017	$10,217	$10,243	$10,232	$10,226
2/28/2017	$10,297	$10,314	$10,297	$10,295
3/31/2017	$10,312	$10,336	$10,325	$10,290
4/30/2017	$10,391	$10,411	$10,399	$10,369
5/31/2017	$10,535	$10,577	$10,546	$10,449
6/30/2017	$10,511	$10,539	$10,523	$10,438
7/31/2017	$10,599	$10,624	$10,590	$10,483
8/31/2017	$10,705	$10,705	$10,675	$10,577
9/30/2017	$10,671	$10,650	$10,644	$10,527
10/31/2017	$10,684	$10,676	$10,658	$10,533
11/30/2017	$10,670	$10,619	$10,629	$10,519
12/31/2017	$10,787	$10,730	$10,737	$10,568
1/31/2018	$10,668	$10,604	$10,627	$10,446
2/28/2018	$10,598	$10,572	$10,585	$10,347
3/31/2018	$10,650	$10,611	$10,627	$10,413
4/30/2018	$10,607	$10,573	$10,597	$10,336
5/31/2018	$10,744	$10,694	$10,716	$10,410
6/30/2018	$10,768	$10,703	$10,725	$10,397
7/31/2018	$10,782	$10,729	$10,746	$10,399
8/31/2018	$10,805	$10,757	$10,763	$10,466
9/30/2018	$10,724	$10,687	$10,701	$10,399
10/31/2018	$10,604	$10,622	$10,616	$10,317
11/30/2018	$10,696	$10,739	$10,704	$10,378
12/31/2018	$10,808	$10,868	$10,811	$10,569
1/31/2019	$10,872	$10,950	$10,879	$10,681
2/28/2019	$10,947	$11,009	$10,945	$10,675
3/31/2019	$11,166	$11,182	$11,129	$10,880
4/30/2019	$11,230	$11,224	$11,178	$10,883
5/31/2019	$11,410	$11,379	$11,339	$11,076
6/30/2019	$11,464	$11,421	$11,383	$11,215
7/31/2019	$11,546	$11,513	$11,462	$11,240
8/31/2019	$11,786	$11,695	$11,658	$11,531
9/30/2019	$11,690	$11,601	$11,578	$11,470
10/31/2019	$11,683	$11,622	$11,580	$11,504
11/30/2019	$11,696	$11,651	$11,613	$11,498
12/31/2019	$11,738	$11,687	$11,637	$11,490
1/31/2020	$11,988	$11,897	$11,852	$11,711
2/29/2020	$12,230	$12,050	$12,032	$11,922
3/31/2020	$11,333	$11,613	$11,417	$11,852
4/30/2020	$11,025	$11,467	$11,196	$12,063
5/31/2020	$11,408	$11,832	$11,544	$12,119
6/30/2020	$11,681	$11,929	$11,727	$12,195
7/31/2020	$11,934	$12,130	$11,942	$12,377
8/31/2020	$11,894	$12,073	$11,907	$12,277
9/30/2020	$11,844	$12,076	$11,892	$12,271
10/31/2020	$11,804	$12,040	$11,862	$12,216
11/30/2020	$12,068	$12,221	$12,077	$12,336
12/31/2020	$12,231	$12,296	$12,190	$12,353
1/31/2021	$12,394	$12,374	$12,296	$12,264
2/28/2021	$12,140	$12,177	$12,101	$12,087
3/31/2021	$12,230	$12,253	$12,180	$11,936
4/30/2021	$12,393	$12,355	$12,303	$12,030
5/31/2021	$12,486	$12,392	$12,383	$12,070
6/30/2021	$12,567	$12,426	$12,437	$12,155
7/31/2021	$12,677	$12,529	$12,532	$12,290
8/31/2021	$12,592	$12,483	$12,481	$12,267
9/30/2021	$12,456	$12,393	$12,373	$12,161
10/31/2021	$12,411	$12,357	$12,351	$12,157
11/30/2021	$12,554	$12,462	$12,464	$12,193
12/31/2021	$12,582	$12,482	$12,483	$12,162
1/31/2022	$12,144	$12,141	$12,146	$11,900
2/28/2022	$12,019	$12,097	$12,063	$11,767
3/31/2022	$11,538	$11,705	$11,670	$11,441
4/30/2022	$11,069	$11,381	$11,302	$11,006
5/31/2022	$11,214	$11,550	$11,444	$11,077
6/30/2022	$10,849	$11,361	$11,177	$10,904
7/31/2022	$11,194	$11,661	$11,487	$11,170
8/31/2022	$10,890	$11,406	$11,209	$10,854
9/30/2022	$10,356	$10,968	$10,745	$10,385
10/31/2022	$10,178	$10,877	$10,617	$10,251
11/30/2022	$10,792	$11,386	$11,151	$10,628
12/31/2022	$10,763	$11,418	$11,135	$10,580
1/31/2023	$11,156	$11,746	$11,492	$10,905
2/28/2023	$10,874	$11,480	$11,219	$10,623
3/31/2023	$11,079	$11,735	$11,430	$10,893
4/30/2023	$11,114	$11,708	$11,435	$10,959
5/31/2023	$11,032	$11,607	$11,354	$10,840
6/30/2023	$11,145	$11,723	$11,455	$10,801
7/31/2023	$11,182	$11,770	$11,487	$10,794
8/31/2023	$11,014	$11,600	$11,339	$10,725
9/30/2023	$10,663	$11,260	$11,008	$10,452
10/31/2023	$10,441	$11,164	$10,840	$10,287
11/30/2023	$11,174	$11,873	$11,556	$10,753
12/31/2023	$11,494	$12,149	$11,857	$11,165
1/31/2024	$11,489	$12,087	$11,849	$11,134
2/29/2024	$11,519	$12,102	$11,866	$10,977
3/31/2024	$11,524	$12,102	$11,882	$11,078
4/30/2024	$11,377	$11,952	$11,743	$10,798
5/31/2024	$11,405	$11,917	$11,752	$10,981
6/30/2024	$11,599	$12,100	$11,951	$11,086
7/31/2024	$11,683	$12,210	$12,056	$11,344
8/31/2024	$11,767	$12,306	$12,143	$11,507
9/30/2024	$11,930	$12,428	$12,276	$11,662
10/31/2024	$11,747	$12,247	$12,101	$11,372
11/30/2024	$11,944	$12,458	$12,300	$11,493
12/31/2024	$11,760	$12,277	$12,124	$11,304
1/31/2025	$11,760	$12,338	$12,159	$11,364
2/28/2025	$11,869	$12,461	$12,289	$11,614
3/31/2025	$11,651	$12,250	$12,071	$11,619
4/30/2025	$11,524	$12,151	$11,981	$11,665
5/31/2025	$11,441	$12,159	$11,931	$11,581
6/30/2025	$11,506	$12,234	$12,008	$11,759
7/31/2025	$11,413	$12,210	$11,937	$11,728
8/31/2025	$11,480	$12,316	$12,037	$11,868
9/30/2025	$11,845	$12,601	$12,356	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	(0.72%)	0.00%	1.71%
Class C with sales charge	(1.68%)	0.00%	1.71%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Lipper General Municipal Debt Funds Average	0.65%	0.77%	2.14%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,804,390,749
Holdings Count | Holding	707
Advisory Fees Paid, Amount	$ 17,786,662
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$4,804,390,749
# of Portfolio Holdings	707
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$17,786,662

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A9.82%
  A-6.37%
  A+14.09%
  AA13.59%
  AA-7.25%
  AA+7.17%
  AAA2.58%
  B0.35%
  B-0.46%
  B+0.32%
  BB0.97%
  BB-0.73%
  BB+3.59%
  BBB7.30%
  BBB-10.23%
  BBB+6.97%
  CCC+0.38%
  NR7.83%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054746
Shareholder Report [Line Items]
Fund Name	Lord Abbett National Tax Free Fund
Class Name	Class F
Trading Symbol	LANFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 0.08%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: Security selection within the Health Care, Transportation, and Special Tax sectors contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight longer maturity bonds relative to the Bloomberg Municipal Bond Index detracted from relative performance over the period as rates on the long end rose amid a steepening of the yield curve. An overweight allocation to non-investment grade bonds detracted from relative performance. An overweight allocation to Variable Rate Demand Notes along with the Tobacco and Education sectors as well as an underweight to Local General Obligation Bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg Municipal Bond Index	Lipper General Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,066	$10,040	$10,048	$10,002
11/30/2015	$10,107	$10,080	$10,095	$9,975
12/31/2015	$10,201	$10,151	$10,172	$9,943
1/31/2016	$10,331	$10,272	$10,266	$10,080
2/29/2016	$10,354	$10,288	$10,268	$10,151
3/31/2016	$10,413	$10,320	$10,326	$10,244
4/30/2016	$10,499	$10,396	$10,407	$10,284
5/31/2016	$10,558	$10,424	$10,450	$10,286
6/30/2016	$10,781	$10,590	$10,618	$10,471
7/31/2016	$10,792	$10,597	$10,610	$10,537
8/31/2016	$10,822	$10,611	$10,634	$10,525
9/30/2016	$10,778	$10,558	$10,587	$10,519
10/31/2016	$10,651	$10,447	$10,482	$10,439
11/30/2016	$10,171	$10,058	$10,094	$10,192
12/31/2016	$10,238	$10,176	$10,187	$10,206
1/31/2017	$10,324	$10,243	$10,232	$10,226
2/28/2017	$10,401	$10,314	$10,297	$10,295
3/31/2017	$10,432	$10,336	$10,325	$10,290
4/30/2017	$10,519	$10,411	$10,399	$10,369
5/31/2017	$10,671	$10,577	$10,546	$10,449
6/30/2017	$10,653	$10,539	$10,523	$10,438
7/31/2017	$10,739	$10,624	$10,590	$10,483
8/31/2017	$10,863	$10,705	$10,675	$10,577
9/30/2017	$10,835	$10,650	$10,644	$10,527
10/31/2017	$10,855	$10,676	$10,658	$10,533
11/30/2017	$10,847	$10,619	$10,629	$10,519
12/31/2017	$10,973	$10,730	$10,737	$10,568
1/31/2018	$10,858	$10,604	$10,627	$10,446
2/28/2018	$10,793	$10,572	$10,585	$10,347
3/31/2018	$10,852	$10,611	$10,627	$10,413
4/30/2018	$10,814	$10,573	$10,597	$10,336
5/31/2018	$10,961	$10,694	$10,716	$10,410
6/30/2018	$10,992	$10,703	$10,725	$10,397
7/31/2018	$11,013	$10,729	$10,746	$10,399
8/31/2018	$11,043	$10,757	$10,763	$10,466
9/30/2018	$10,956	$10,687	$10,701	$10,399
10/31/2018	$10,850	$10,622	$10,616	$10,317
11/30/2018	$10,951	$10,739	$10,704	$10,378
12/31/2018	$11,072	$10,868	$10,811	$10,569
1/31/2019	$11,144	$10,950	$10,879	$10,681
2/28/2019	$11,227	$11,009	$10,945	$10,675
3/31/2019	$11,459	$11,182	$11,129	$10,880
4/30/2019	$11,531	$11,224	$11,178	$10,883
5/31/2019	$11,724	$11,379	$11,339	$11,076
6/30/2019	$11,786	$11,421	$11,383	$11,215
7/31/2019	$11,878	$11,513	$11,462	$11,240
8/31/2019	$12,122	$11,695	$11,658	$11,531
9/30/2019	$12,030	$11,601	$11,578	$11,470
10/31/2019	$12,041	$11,622	$11,580	$11,504
11/30/2019	$12,061	$11,651	$11,613	$11,498
12/31/2019	$12,112	$11,687	$11,637	$11,490
1/31/2020	$12,378	$11,897	$11,852	$11,711
2/29/2020	$12,635	$12,050	$12,032	$11,922
3/31/2020	$11,704	$11,613	$11,417	$11,852
4/30/2020	$11,403	$11,467	$11,196	$12,063
5/31/2020	$11,807	$11,832	$11,544	$12,119
6/30/2020	$12,097	$11,929	$11,727	$12,195
7/31/2020	$12,367	$12,130	$11,942	$12,377
8/31/2020	$12,333	$12,073	$11,907	$12,277
9/30/2020	$12,289	$12,076	$11,892	$12,271
10/31/2020	$12,255	$12,040	$11,862	$12,216
11/30/2020	$12,538	$12,221	$12,077	$12,336
12/31/2020	$12,715	$12,296	$12,190	$12,353
1/31/2021	$12,893	$12,374	$12,296	$12,264
2/28/2021	$12,636	$12,177	$12,101	$12,087
3/31/2021	$12,739	$12,253	$12,180	$11,936
4/30/2021	$12,916	$12,355	$12,303	$12,030
5/31/2021	$13,022	$12,392	$12,383	$12,070
6/30/2021	$13,114	$12,426	$12,437	$12,155
7/31/2021	$13,237	$12,529	$12,532	$12,290
8/31/2021	$13,157	$12,483	$12,481	$12,267
9/30/2021	$13,011	$12,393	$12,373	$12,161
10/31/2021	$12,973	$12,357	$12,351	$12,157
11/30/2021	$13,141	$12,462	$12,464	$12,193
12/31/2021	$13,179	$12,482	$12,483	$12,162
1/31/2022	$12,728	$12,141	$12,146	$11,900
2/28/2022	$12,592	$12,097	$12,063	$11,767
3/31/2022	$12,106	$11,705	$11,670	$11,441
4/30/2022	$11,620	$11,381	$11,302	$11,006
5/31/2022	$11,769	$11,550	$11,444	$11,077
6/30/2022	$11,402	$11,361	$11,177	$10,904
7/31/2022	$11,773	$11,661	$11,487	$11,170
8/31/2022	$11,460	$11,406	$11,209	$10,854
9/30/2022	$10,903	$10,968	$10,745	$10,385
10/31/2022	$10,723	$10,877	$10,617	$10,251
11/30/2022	$11,377	$11,386	$11,151	$10,628
12/31/2022	$11,353	$11,418	$11,135	$10,580
1/31/2023	$11,776	$11,746	$11,492	$10,905
2/28/2023	$11,484	$11,480	$11,219	$10,623
3/31/2023	$11,708	$11,735	$11,430	$10,893
4/30/2023	$11,742	$11,708	$11,435	$10,959
5/31/2023	$11,673	$11,607	$11,354	$10,840
6/30/2023	$11,800	$11,723	$11,455	$10,801
7/31/2023	$11,846	$11,770	$11,487	$10,794
8/31/2023	$11,674	$11,600	$11,339	$10,725
9/30/2023	$11,308	$11,260	$11,008	$10,452
10/31/2023	$11,079	$11,164	$10,840	$10,287
11/30/2023	$11,865	$11,873	$11,556	$10,753
12/31/2023	$12,214	$12,149	$11,857	$11,165
1/31/2024	$12,215	$12,087	$11,849	$11,134
2/29/2024	$12,242	$12,102	$11,866	$10,977
3/31/2024	$12,267	$12,102	$11,882	$11,078
4/30/2024	$12,117	$11,952	$11,743	$10,798
5/31/2024	$12,154	$11,917	$11,752	$10,981
6/30/2024	$12,368	$12,100	$11,951	$11,086
7/31/2024	$12,465	$12,210	$12,056	$11,344
8/31/2024	$12,563	$12,306	$12,143	$11,507
9/30/2024	$12,733	$12,428	$12,276	$11,662
10/31/2024	$12,556	$12,247	$12,101	$11,372
11/30/2024	$12,774	$12,458	$12,300	$11,493
12/31/2024	$12,573	$12,277	$12,124	$11,304
1/31/2025	$12,592	$12,338	$12,159	$11,364
2/28/2025	$12,716	$12,461	$12,289	$11,614
3/31/2025	$12,490	$12,250	$12,071	$11,619
4/30/2025	$12,360	$12,151	$11,981	$11,665
5/31/2025	$12,279	$12,159	$11,931	$11,581
6/30/2025	$12,357	$12,234	$12,008	$11,759
7/31/2025	$12,251	$12,210	$11,937	$11,728
8/31/2025	$12,343	$12,316	$12,037	$11,868
9/30/2025	$12,743	$12,601	$12,356	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	0.08%	0.73%	2.45%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Lipper General Municipal Debt Funds Average	0.65%	0.77%	2.14%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,804,390,749
Holdings Count | Holding	707
Advisory Fees Paid, Amount	$ 17,786,662
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$4,804,390,749
# of Portfolio Holdings	707
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$17,786,662

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A9.82%
  A-6.37%
  A+14.09%
  AA13.59%
  AA-7.25%
  AA+7.17%
  AAA2.58%
  B0.35%
  B-0.46%
  B+0.32%
  BB0.97%
  BB-0.73%
  BB+3.59%
  BBB7.30%
  BBB-10.23%
  BBB+6.97%
  CCC+0.38%
  NR7.83%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188222
Shareholder Report [Line Items]
Fund Name	Lord Abbett National Tax Free Fund
Class Name	Class F3
Trading Symbol	LONSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$55	0.55%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 0.14%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: Security selection within the Health Care, Transportation, and Special Tax sectors contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight longer maturity bonds relative to the Bloomberg Municipal Bond Index detracted from relative performance over the period as rates on the long end rose amid a steepening of the yield curve. An overweight allocation to non-investment grade bonds detracted from relative performance. An overweight allocation to Variable Rate Demand Notes along with the Tobacco and Education sectors as well as an underweight to Local General Obligation Bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg Municipal Bond Index	Lipper General Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,072	$10,060	$10,054	$10,051
5/31/2017	$10,219	$10,219	$10,196	$10,128
6/30/2017	$10,203	$10,183	$10,174	$10,118
7/31/2017	$10,295	$10,265	$10,239	$10,162
8/31/2017	$10,406	$10,343	$10,321	$10,253
9/30/2017	$10,380	$10,291	$10,291	$10,204
10/31/2017	$10,400	$10,316	$10,304	$10,210
11/30/2017	$10,393	$10,260	$10,277	$10,197
12/31/2017	$10,524	$10,368	$10,381	$10,244
1/31/2018	$10,406	$10,246	$10,275	$10,126
2/28/2018	$10,354	$10,215	$10,234	$10,030
3/31/2018	$10,402	$10,253	$10,275	$10,094
4/30/2018	$10,376	$10,216	$10,246	$10,019
5/31/2018	$10,519	$10,333	$10,361	$10,091
6/30/2018	$10,540	$10,342	$10,369	$10,078
7/31/2018	$10,561	$10,367	$10,390	$10,080
8/31/2018	$10,592	$10,394	$10,406	$10,145
9/30/2018	$10,519	$10,326	$10,346	$10,080
10/31/2018	$10,418	$10,263	$10,264	$10,000
11/30/2018	$10,507	$10,376	$10,350	$10,060
12/31/2018	$10,625	$10,501	$10,452	$10,245
1/31/2019	$10,695	$10,580	$10,518	$10,354
2/28/2019	$10,786	$10,637	$10,582	$10,348
3/31/2019	$11,000	$10,805	$10,760	$10,546
4/30/2019	$11,070	$10,845	$10,807	$10,549
5/31/2019	$11,266	$10,995	$10,963	$10,736
6/30/2019	$11,317	$11,035	$11,005	$10,871
7/31/2019	$11,407	$11,124	$11,081	$10,895
8/31/2019	$11,652	$11,300	$11,272	$11,177
9/30/2019	$11,566	$11,209	$11,195	$11,118
10/31/2019	$11,567	$11,229	$11,196	$11,151
11/30/2019	$11,597	$11,257	$11,228	$11,146
12/31/2019	$11,637	$11,292	$11,251	$11,138
1/31/2020	$11,894	$11,495	$11,459	$11,352
2/29/2020	$12,143	$11,643	$11,633	$11,557
3/31/2020	$11,259	$11,221	$11,038	$11,489
4/30/2020	$10,961	$11,080	$10,824	$11,693
5/31/2020	$11,350	$11,432	$11,162	$11,747
6/30/2020	$11,631	$11,526	$11,338	$11,821
7/31/2020	$11,892	$11,720	$11,546	$11,998
8/31/2020	$11,860	$11,665	$11,512	$11,901
9/30/2020	$11,820	$11,668	$11,498	$11,894
10/31/2020	$11,798	$11,633	$11,469	$11,841
11/30/2020	$12,061	$11,808	$11,677	$11,958
12/31/2020	$12,233	$11,880	$11,786	$11,974
1/31/2021	$12,406	$11,956	$11,888	$11,888
2/28/2021	$12,160	$11,766	$11,699	$11,716
3/31/2021	$12,260	$11,839	$11,776	$11,570
4/30/2021	$12,432	$11,938	$11,895	$11,662
5/31/2021	$12,535	$11,974	$11,973	$11,700
6/30/2021	$12,625	$12,007	$12,024	$11,782
7/31/2021	$12,756	$12,106	$12,117	$11,914
8/31/2021	$12,680	$12,062	$12,067	$11,891
9/30/2021	$12,541	$11,975	$11,962	$11,788
10/31/2021	$12,506	$11,940	$11,942	$11,785
11/30/2021	$12,669	$12,041	$12,051	$11,820
12/31/2021	$12,696	$12,061	$12,069	$11,789
1/31/2022	$12,274	$11,731	$11,743	$11,535
2/28/2022	$12,144	$11,688	$11,663	$11,407
3/31/2022	$11,667	$11,310	$11,283	$11,090
4/30/2022	$11,211	$10,997	$10,927	$10,669
5/31/2022	$11,355	$11,160	$11,065	$10,738
6/30/2022	$10,993	$10,977	$10,806	$10,569
7/31/2022	$11,352	$11,267	$11,106	$10,828
8/31/2022	$11,051	$11,020	$10,837	$10,522
9/30/2022	$10,526	$10,597	$10,389	$10,067
10/31/2022	$10,353	$10,509	$10,265	$9,937
11/30/2022	$10,976	$11,001	$10,781	$10,302
12/31/2022	$10,953	$11,032	$10,766	$10,256
1/31/2023	$11,363	$11,349	$11,111	$10,571
2/28/2023	$11,093	$11,093	$10,847	$10,298
3/31/2023	$11,311	$11,339	$11,051	$10,559
4/30/2023	$11,344	$11,313	$11,056	$10,623
5/31/2023	$11,268	$11,215	$10,978	$10,508
6/30/2023	$11,403	$11,327	$11,075	$10,470
7/31/2023	$11,437	$11,372	$11,106	$10,463
8/31/2023	$11,274	$11,208	$10,963	$10,396
9/30/2023	$10,921	$10,880	$10,642	$10,132
10/31/2023	$10,713	$10,787	$10,480	$9,972
11/30/2023	$11,473	$11,472	$11,173	$10,424
12/31/2023	$11,811	$11,739	$11,464	$10,823
1/31/2024	$11,814	$11,679	$11,456	$10,793
2/29/2024	$11,841	$11,694	$11,472	$10,640
3/31/2024	$11,855	$11,693	$11,488	$10,739
4/30/2024	$11,724	$11,548	$11,354	$10,467
5/31/2024	$11,761	$11,515	$11,362	$10,645
6/30/2024	$11,958	$11,691	$11,554	$10,746
7/31/2024	$12,065	$11,798	$11,656	$10,997
8/31/2024	$12,161	$11,891	$11,740	$11,155
9/30/2024	$12,326	$12,008	$11,869	$11,304
10/31/2024	$12,146	$11,833	$11,699	$11,024
11/30/2024	$12,358	$12,037	$11,893	$11,140
12/31/2024	$12,177	$11,862	$11,722	$10,958
1/31/2025	$12,185	$11,922	$11,756	$11,016
2/28/2025	$12,318	$12,040	$11,881	$11,258
3/31/2025	$12,089	$11,836	$11,670	$11,263
4/30/2025	$11,965	$11,741	$11,584	$11,307
5/31/2025	$11,900	$11,748	$11,536	$11,226
6/30/2025	$11,976	$11,821	$11,610	$11,399
7/31/2025	$11,876	$11,797	$11,541	$11,368
8/31/2025	$11,966	$11,900	$11,638	$11,504
9/30/2025	$12,344	$12,175	$11,946	$11,630

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	0.14%	0.87%	2.51%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.35%
Lipper General Municipal Debt Funds Average	0.65%	0.77%	2.12%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.79%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,804,390,749
Holdings Count | Holding	707
Advisory Fees Paid, Amount	$ 17,786,662
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$4,804,390,749
# of Portfolio Holdings	707
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$17,786,662

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A9.82%
  A-6.37%
  A+14.09%
  AA13.59%
  AA-7.25%
  AA+7.17%
  AAA2.58%
  B0.35%
  B-0.46%
  B+0.32%
  BB0.97%
  BB-0.73%
  BB+3.59%
  BBB7.30%
  BBB-10.23%
  BBB+6.97%
  CCC+0.38%
  NR7.83%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000050290
Shareholder Report [Line Items]
Fund Name	Lord Abbett National Tax Free Fund
Class Name	Class I
Trading Symbol	LTNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.60%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 0.09%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: Security selection within the Health Care, Transportation, and Special Tax sectors contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight longer maturity bonds relative to the Bloomberg Municipal Bond Index detracted from relative performance over the period as rates on the long end rose amid a steepening of the yield curve. An overweight allocation to non-investment grade bonds detracted from relative performance. An overweight allocation to Variable Rate Demand Notes along with the Tobacco and Education sectors as well as an underweight to Local General Obligation Bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Lipper General Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,058	$10,040	$10,048	$10,002
11/30/2015	$10,108	$10,080	$10,095	$9,975
12/31/2015	$10,195	$10,151	$10,172	$9,943
1/31/2016	$10,325	$10,272	$10,266	$10,080
2/29/2016	$10,358	$10,288	$10,268	$10,151
3/31/2016	$10,408	$10,320	$10,326	$10,244
4/30/2016	$10,495	$10,396	$10,407	$10,284
5/31/2016	$10,563	$10,424	$10,450	$10,286
6/30/2016	$10,777	$10,590	$10,618	$10,471
7/31/2016	$10,790	$10,597	$10,610	$10,537
8/31/2016	$10,820	$10,611	$10,634	$10,525
9/30/2016	$10,777	$10,558	$10,587	$10,519
10/31/2016	$10,650	$10,447	$10,482	$10,439
11/30/2016	$10,172	$10,058	$10,094	$10,192
12/31/2016	$10,240	$10,176	$10,187	$10,206
1/31/2017	$10,326	$10,243	$10,232	$10,226
2/28/2017	$10,414	$10,314	$10,297	$10,295
3/31/2017	$10,436	$10,336	$10,325	$10,290
4/30/2017	$10,524	$10,411	$10,399	$10,369
5/31/2017	$10,677	$10,577	$10,546	$10,449
6/30/2017	$10,660	$10,539	$10,523	$10,438
7/31/2017	$10,757	$10,624	$10,590	$10,483
8/31/2017	$10,871	$10,705	$10,675	$10,577
9/30/2017	$10,845	$10,650	$10,644	$10,527
10/31/2017	$10,866	$10,676	$10,658	$10,533
11/30/2017	$10,858	$10,619	$10,629	$10,519
12/31/2017	$10,995	$10,730	$10,737	$10,568
1/31/2018	$10,872	$10,604	$10,627	$10,446
2/28/2018	$10,816	$10,572	$10,585	$10,347
3/31/2018	$10,867	$10,611	$10,627	$10,413
4/30/2018	$10,839	$10,573	$10,597	$10,336
5/31/2018	$10,988	$10,694	$10,716	$10,410
6/30/2018	$11,010	$10,703	$10,725	$10,397
7/31/2018	$11,032	$10,729	$10,746	$10,399
8/31/2018	$11,063	$10,757	$10,763	$10,466
9/30/2018	$10,987	$10,687	$10,701	$10,399
10/31/2018	$10,881	$10,622	$10,616	$10,317
11/30/2018	$10,974	$10,739	$10,704	$10,378
12/31/2018	$11,096	$10,868	$10,811	$10,569
1/31/2019	$11,169	$10,950	$10,879	$10,681
2/28/2019	$11,263	$11,009	$10,945	$10,675
3/31/2019	$11,487	$11,182	$11,129	$10,880
4/30/2019	$11,560	$11,224	$11,178	$10,883
5/31/2019	$11,764	$11,379	$11,339	$11,076
6/30/2019	$11,817	$11,421	$11,383	$11,215
7/31/2019	$11,910	$11,513	$11,462	$11,240
8/31/2019	$12,166	$11,695	$11,658	$11,531
9/30/2019	$12,075	$11,601	$11,578	$11,470
10/31/2019	$12,076	$11,622	$11,580	$11,504
11/30/2019	$12,108	$11,651	$11,613	$11,498
12/31/2019	$12,150	$11,687	$11,637	$11,490
1/31/2020	$12,418	$11,897	$11,852	$11,711
2/29/2020	$12,677	$12,050	$12,032	$11,922
3/31/2020	$11,754	$11,613	$11,417	$11,852
4/30/2020	$11,442	$11,467	$11,196	$12,063
5/31/2020	$11,849	$11,832	$11,544	$12,119
6/30/2020	$12,141	$11,929	$11,727	$12,195
7/31/2020	$12,413	$12,130	$11,942	$12,377
8/31/2020	$12,380	$12,073	$11,907	$12,277
9/30/2020	$12,337	$12,076	$11,892	$12,271
10/31/2020	$12,315	$12,040	$11,862	$12,216
11/30/2020	$12,589	$12,221	$12,077	$12,336
12/31/2020	$12,768	$12,296	$12,190	$12,353
1/31/2021	$12,948	$12,374	$12,296	$12,264
2/28/2021	$12,691	$12,177	$12,101	$12,087
3/31/2021	$12,795	$12,253	$12,180	$11,936
4/30/2021	$12,974	$12,355	$12,303	$12,030
5/31/2021	$13,081	$12,392	$12,383	$12,070
6/30/2021	$13,175	$12,426	$12,437	$12,155
7/31/2021	$13,311	$12,529	$12,532	$12,290
8/31/2021	$13,220	$12,483	$12,481	$12,267
9/30/2021	$13,086	$12,393	$12,373	$12,161
10/31/2021	$13,049	$12,357	$12,351	$12,157
11/30/2021	$13,219	$12,462	$12,464	$12,193
12/31/2021	$13,247	$12,482	$12,483	$12,162
1/31/2022	$12,805	$12,141	$12,146	$11,900
2/28/2022	$12,670	$12,097	$12,063	$11,767
3/31/2022	$12,172	$11,705	$11,670	$11,441
4/30/2022	$11,695	$11,381	$11,302	$11,006
5/31/2022	$11,845	$11,550	$11,444	$11,077
6/30/2022	$11,467	$11,361	$11,177	$10,904
7/31/2022	$11,841	$11,661	$11,487	$11,170
8/31/2022	$11,527	$11,406	$11,209	$10,854
9/30/2022	$10,979	$10,968	$10,745	$10,385
10/31/2022	$10,798	$10,877	$10,617	$10,251
11/30/2022	$11,447	$11,386	$11,151	$10,628
12/31/2022	$11,423	$11,418	$11,135	$10,580
1/31/2023	$11,850	$11,746	$11,492	$10,905
2/28/2023	$11,568	$11,480	$11,219	$10,623
3/31/2023	$11,795	$11,735	$11,430	$10,893
4/30/2023	$11,829	$11,708	$11,435	$10,959
5/31/2023	$11,750	$11,607	$11,354	$10,840
6/30/2023	$11,890	$11,723	$11,455	$10,801
7/31/2023	$11,926	$11,770	$11,487	$10,794
8/31/2023	$11,754	$11,600	$11,339	$10,725
9/30/2023	$11,387	$11,260	$11,008	$10,452
10/31/2023	$11,157	$11,164	$10,840	$10,287
11/30/2023	$11,961	$11,873	$11,556	$10,753
12/31/2023	$12,313	$12,149	$11,857	$11,165
1/31/2024	$12,316	$12,087	$11,849	$11,134
2/29/2024	$12,343	$12,102	$11,866	$10,977
3/31/2024	$12,358	$12,102	$11,882	$11,078
4/30/2024	$12,220	$11,952	$11,743	$10,798
5/31/2024	$12,258	$11,917	$11,752	$10,981
6/30/2024	$12,463	$12,100	$11,951	$11,086
7/31/2024	$12,574	$12,210	$12,056	$11,344
8/31/2024	$12,673	$12,306	$12,143	$11,507
9/30/2024	$12,845	$12,428	$12,276	$11,662
10/31/2024	$12,657	$12,247	$12,101	$11,372
11/30/2024	$12,878	$12,458	$12,300	$11,493
12/31/2024	$12,688	$12,277	$12,124	$11,304
1/31/2025	$12,696	$12,338	$12,159	$11,364
2/28/2025	$12,835	$12,461	$12,289	$11,614
3/31/2025	$12,595	$12,250	$12,071	$11,619
4/30/2025	$12,466	$12,151	$11,981	$11,665
5/31/2025	$12,397	$12,159	$11,931	$11,581
6/30/2025	$12,476	$12,234	$12,008	$11,759
7/31/2025	$12,371	$12,210	$11,937	$11,728
8/31/2025	$12,464	$12,316	$12,037	$11,868
9/30/2025	$12,857	$12,601	$12,356	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	0.09%	0.83%	2.54%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Lipper General Municipal Debt Funds Average	0.65%	0.77%	2.14%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,804,390,749
Holdings Count | Holding	707
Advisory Fees Paid, Amount	$ 17,786,662
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$4,804,390,749
# of Portfolio Holdings	707
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$17,786,662

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A9.82%
  A-6.37%
  A+14.09%
  AA13.59%
  AA-7.25%
  AA+7.17%
  AAA2.58%
  B0.35%
  B-0.46%
  B+0.32%
  BB0.97%
  BB-0.73%
  BB+3.59%
  BBB7.30%
  BBB-10.23%
  BBB+6.97%
  CCC+0.38%
  NR7.83%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020593
Shareholder Report [Line Items]
Fund Name	Lord Abbett New Jersey Tax Free Fund
Class Name	Class A
Trading Symbol	LANJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett New Jersey Tax Free Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.82%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 0.03%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: An overweight allocation to A-rated, BBB-rated and non-investment grade bonds contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve. An overweight allocation to the Education sector and underweight allocation to the Housing and Industrial Development sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg Municipal Bond Index	Lipper New Jersey Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$9,779	$10,000	$10,000	$10,000
10/31/2015	$9,846	$10,040	$10,055	$10,002
11/30/2015	$9,894	$10,080	$10,103	$9,975
12/31/2015	$10,002	$10,151	$10,199	$9,943
1/31/2016	$10,132	$10,272	$10,303	$10,080
2/29/2016	$10,140	$10,288	$10,308	$10,151
3/31/2016	$10,208	$10,320	$10,367	$10,244
4/30/2016	$10,317	$10,396	$10,445	$10,284
5/31/2016	$10,385	$10,424	$10,495	$10,286
6/30/2016	$10,597	$10,590	$10,682	$10,471
7/31/2016	$10,582	$10,597	$10,681	$10,537
8/31/2016	$10,628	$10,611	$10,715	$10,525
9/30/2016	$10,612	$10,558	$10,681	$10,519
10/31/2016	$10,493	$10,447	$10,586	$10,439
11/30/2016	$10,040	$10,058	$10,181	$10,192
12/31/2016	$10,107	$10,176	$10,260	$10,206
1/31/2017	$10,134	$10,243	$10,288	$10,226
2/28/2017	$10,224	$10,314	$10,361	$10,295
3/31/2017	$10,249	$10,336	$10,373	$10,290
4/30/2017	$10,338	$10,411	$10,445	$10,369
5/31/2017	$10,469	$10,577	$10,576	$10,449
6/30/2017	$10,452	$10,539	$10,553	$10,438
7/31/2017	$10,518	$10,624	$10,611	$10,483
8/31/2017	$10,667	$10,705	$10,718	$10,577
9/30/2017	$10,604	$10,650	$10,677	$10,527
10/31/2017	$10,606	$10,676	$10,672	$10,533
11/30/2017	$10,587	$10,619	$10,641	$10,519
12/31/2017	$10,719	$10,730	$10,742	$10,568
1/31/2018	$10,592	$10,604	$10,645	$10,446
2/28/2018	$10,532	$10,572	$10,618	$10,347
3/31/2018	$10,621	$10,611	$10,682	$10,413
4/30/2018	$10,602	$10,573	$10,666	$10,336
5/31/2018	$10,713	$10,694	$10,787	$10,410
6/30/2018	$10,759	$10,703	$10,819	$10,397
7/31/2018	$10,806	$10,729	$10,861	$10,399
8/31/2018	$10,852	$10,757	$10,897	$10,466
9/30/2018	$10,789	$10,687	$10,840	$10,399
10/31/2018	$10,682	$10,622	$10,759	$10,317
11/30/2018	$10,795	$10,739	$10,850	$10,378
12/31/2018	$10,908	$10,868	$10,957	$10,569
1/31/2019	$10,977	$10,950	$11,029	$10,681
2/28/2019	$11,050	$11,009	$11,103	$10,675
3/31/2019	$11,252	$11,182	$11,270	$10,880
4/30/2019	$11,300	$11,224	$11,324	$10,883
5/31/2019	$11,504	$11,379	$11,483	$11,076
6/30/2019	$11,551	$11,421	$11,528	$11,215
7/31/2019	$11,643	$11,513	$11,620	$11,240
8/31/2019	$11,848	$11,695	$11,807	$11,531
9/30/2019	$11,760	$11,601	$11,722	$11,470
10/31/2019	$11,762	$11,622	$11,721	$11,504
11/30/2019	$11,787	$11,651	$11,739	$11,498
12/31/2019	$11,812	$11,687	$11,776	$11,490
1/31/2020	$12,063	$11,897	$11,998	$11,711
2/29/2020	$12,270	$12,050	$12,167	$11,922
3/31/2020	$11,473	$11,613	$11,499	$11,852
4/30/2020	$11,154	$11,467	$11,212	$12,063
5/31/2020	$11,499	$11,832	$11,547	$12,119
6/30/2020	$11,776	$11,929	$11,742	$12,195
7/31/2020	$12,030	$12,130	$11,988	$12,377
8/31/2020	$12,008	$12,073	$11,966	$12,277
9/30/2020	$11,986	$12,076	$11,959	$12,271
10/31/2020	$11,963	$12,040	$11,939	$12,216
11/30/2020	$12,219	$12,221	$12,163	$12,336
12/31/2020	$12,358	$12,296	$12,297	$12,353
1/31/2021	$12,521	$12,374	$12,434	$12,264
2/28/2021	$12,265	$12,177	$12,225	$12,087
3/31/2021	$12,382	$12,253	$12,307	$11,936
4/30/2021	$12,522	$12,355	$12,443	$12,030
5/31/2021	$12,615	$12,392	$12,502	$12,070
6/30/2021	$12,683	$12,426	$12,557	$12,155
7/31/2021	$12,798	$12,529	$12,657	$12,290
8/31/2021	$12,750	$12,483	$12,613	$12,267
9/30/2021	$12,655	$12,393	$12,518	$12,161
10/31/2021	$12,606	$12,357	$12,484	$12,157
11/30/2021	$12,724	$12,462	$12,590	$12,193
12/31/2021	$12,770	$12,482	$12,612	$12,162
1/31/2022	$12,388	$12,141	$12,286	$11,900
2/28/2022	$12,293	$12,097	$12,206	$11,767
3/31/2022	$11,887	$11,705	$11,846	$11,441
4/30/2022	$11,432	$11,381	$11,485	$11,006
5/31/2022	$11,552	$11,550	$11,611	$11,077
6/30/2022	$11,241	$11,361	$11,383	$10,904
7/31/2022	$11,602	$11,661	$11,681	$11,170
8/31/2022	$11,265	$11,406	$11,407	$10,854
9/30/2022	$10,710	$10,968	$10,952	$10,385
10/31/2022	$10,542	$10,877	$10,841	$10,251
11/30/2022	$11,225	$11,386	$11,372	$10,628
12/31/2022	$11,178	$11,418	$11,361	$10,580
1/31/2023	$11,619	$11,746	$11,711	$10,905
2/28/2023	$11,305	$11,480	$11,466	$10,623
3/31/2023	$11,553	$11,735	$11,695	$10,893
4/30/2023	$11,605	$11,708	$11,705	$10,959
5/31/2023	$11,509	$11,607	$11,622	$10,840
6/30/2023	$11,637	$11,723	$11,715	$10,801
7/31/2023	$11,664	$11,770	$11,749	$10,794
8/31/2023	$11,520	$11,600	$11,614	$10,725
9/30/2023	$11,150	$11,260	$11,281	$10,452
10/31/2023	$10,955	$11,164	$11,118	$10,287
11/30/2023	$11,710	$11,873	$11,826	$10,753
12/31/2023	$12,040	$12,149	$12,117	$11,165
1/31/2024	$12,019	$12,087	$12,094	$11,134
2/29/2024	$12,024	$12,102	$12,111	$10,977
3/31/2024	$12,029	$12,102	$12,112	$11,078
4/30/2024	$11,882	$11,952	$11,963	$10,798
5/31/2024	$11,887	$11,917	$11,959	$10,981
6/30/2024	$12,070	$12,100	$12,148	$11,086
7/31/2024	$12,177	$12,210	$12,253	$11,344
8/31/2024	$12,233	$12,306	$12,331	$11,507
9/30/2024	$12,392	$12,428	$12,466	$11,662
10/31/2024	$12,218	$12,247	$12,302	$11,372
11/30/2024	$12,429	$12,458	$12,500	$11,493
12/31/2024	$12,253	$12,277	$12,340	$11,304
1/31/2025	$12,259	$12,338	$12,365	$11,364
2/28/2025	$12,396	$12,461	$12,483	$11,614
3/31/2025	$12,089	$12,250	$12,243	$11,619
4/30/2025	$12,017	$12,151	$12,161	$11,665
5/31/2025	$11,918	$12,159	$12,098	$11,581
6/30/2025	$12,030	$12,234	$12,192	$11,759
7/31/2025	$11,958	$12,210	$12,130	$11,728
8/31/2025	$12,044	$12,316	$12,227	$11,868
9/30/2025	$12,396	$12,601	$12,565	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	0.03%	0.68%	2.40%
Class A with sales charge	(2.20%)	0.21%	2.17%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Lipper New Jersey Municipal Debt Funds Average	0.80%	0.99%	2.31%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 161,136,434
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 666,364
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$161,136,434
# of Portfolio Holdings	192
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$666,364

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A5.88%
  A-2.60%
  A+23.09%
  AA14.79%
  AA-27.53%
  AA+0.95%
  AAA6.18%
  B+0.15%
  BB+2.62%
  BBB2.68%
  BBB-3.39%
  BBB+5.36%
  NR4.78%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054747
Shareholder Report [Line Items]
Fund Name	Lord Abbett New Jersey Tax Free Fund
Class Name	Class F
Trading Symbol	LNJFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett New Jersey Tax Free Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$72	0.72%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 0.34%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: An overweight allocation to A-rated, BBB-rated and non-investment grade bonds contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve. An overweight allocation to the Education sector and underweight allocation to the Housing and Industrial Development sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg Municipal Bond Index	Lipper New Jersey Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,070	$10,040	$10,055	$10,002
11/30/2015	$10,119	$10,080	$10,103	$9,975
12/31/2015	$10,252	$10,151	$10,199	$9,943
1/31/2016	$10,385	$10,272	$10,303	$10,080
2/29/2016	$10,374	$10,288	$10,308	$10,151
3/31/2016	$10,465	$10,320	$10,367	$10,244
4/30/2016	$10,557	$10,396	$10,445	$10,284
5/31/2016	$10,627	$10,424	$10,495	$10,286
6/30/2016	$10,845	$10,590	$10,682	$10,471
7/31/2016	$10,830	$10,597	$10,681	$10,537
8/31/2016	$10,878	$10,611	$10,715	$10,525
9/30/2016	$10,863	$10,558	$10,681	$10,519
10/31/2016	$10,741	$10,447	$10,586	$10,439
11/30/2016	$10,278	$10,058	$10,181	$10,192
12/31/2016	$10,348	$10,176	$10,260	$10,206
1/31/2017	$10,398	$10,243	$10,288	$10,226
2/28/2017	$10,491	$10,314	$10,361	$10,295
3/31/2017	$10,496	$10,336	$10,373	$10,290
4/30/2017	$10,588	$10,411	$10,445	$10,369
5/31/2017	$10,745	$10,577	$10,576	$10,449
6/30/2017	$10,706	$10,539	$10,553	$10,438
7/31/2017	$10,775	$10,624	$10,611	$10,483
8/31/2017	$10,929	$10,705	$10,718	$10,577
9/30/2017	$10,865	$10,650	$10,677	$10,527
10/31/2017	$10,890	$10,676	$10,672	$10,533
11/30/2017	$10,850	$10,619	$10,641	$10,519
12/31/2017	$10,985	$10,730	$10,742	$10,568
1/31/2018	$10,857	$10,604	$10,645	$10,446
2/28/2018	$10,817	$10,572	$10,618	$10,347
3/31/2018	$10,887	$10,611	$10,682	$10,413
4/30/2018	$10,869	$10,573	$10,666	$10,336
5/31/2018	$11,006	$10,694	$10,787	$10,410
6/30/2018	$11,032	$10,703	$10,819	$10,397
7/31/2018	$11,080	$10,729	$10,861	$10,399
8/31/2018	$11,129	$10,757	$10,897	$10,466
9/30/2018	$11,065	$10,687	$10,840	$10,399
10/31/2018	$10,956	$10,622	$10,759	$10,317
11/30/2018	$11,073	$10,739	$10,850	$10,378
12/31/2018	$11,190	$10,868	$10,957	$10,569
1/31/2019	$11,262	$10,950	$11,029	$10,681
2/28/2019	$11,337	$11,009	$11,103	$10,675
3/31/2019	$11,546	$11,182	$11,270	$10,880
4/30/2019	$11,596	$11,224	$11,324	$10,883
5/31/2019	$11,806	$11,379	$11,483	$11,076
6/30/2019	$11,855	$11,421	$11,528	$11,215
7/31/2019	$11,951	$11,513	$11,620	$11,240
8/31/2019	$12,162	$11,695	$11,807	$11,531
9/30/2019	$12,073	$11,601	$11,722	$11,470
10/31/2019	$12,076	$11,622	$11,721	$11,504
11/30/2019	$12,079	$11,651	$11,739	$11,498
12/31/2019	$12,128	$11,687	$11,776	$11,490
1/31/2020	$12,387	$11,897	$11,998	$11,711
2/29/2020	$12,601	$12,050	$12,167	$11,922
3/31/2020	$11,783	$11,613	$11,499	$11,852
4/30/2020	$11,457	$11,467	$11,212	$12,063
5/31/2020	$11,813	$11,832	$11,547	$12,119
6/30/2020	$12,098	$11,929	$11,742	$12,195
7/31/2020	$12,360	$12,130	$11,988	$12,377
8/31/2020	$12,338	$12,073	$11,966	$12,277
9/30/2020	$12,316	$12,076	$11,959	$12,271
10/31/2020	$12,294	$12,040	$11,939	$12,216
11/30/2020	$12,558	$12,221	$12,163	$12,336
12/31/2020	$12,702	$12,296	$12,297	$12,353
1/31/2021	$12,870	$12,374	$12,434	$12,264
2/28/2021	$12,609	$12,177	$12,225	$12,087
3/31/2021	$12,729	$12,253	$12,307	$11,936
4/30/2021	$12,875	$12,355	$12,443	$12,030
5/31/2021	$12,971	$12,392	$12,502	$12,070
6/30/2021	$13,043	$12,426	$12,557	$12,155
7/31/2021	$13,162	$12,529	$12,657	$12,290
8/31/2021	$13,113	$12,483	$12,613	$12,267
9/30/2021	$13,017	$12,393	$12,518	$12,161
10/31/2021	$12,968	$12,357	$12,484	$12,157
11/30/2021	$13,090	$12,462	$12,590	$12,193
12/31/2021	$13,138	$12,482	$12,612	$12,162
1/31/2022	$12,747	$12,141	$12,286	$11,900
2/28/2022	$12,675	$12,097	$12,206	$11,767
3/31/2022	$12,232	$11,705	$11,846	$11,441
4/30/2022	$11,766	$11,381	$11,485	$11,006
5/31/2022	$11,890	$11,550	$11,611	$11,077
6/30/2022	$11,570	$11,361	$11,383	$10,904
7/31/2022	$11,944	$11,661	$11,681	$11,170
8/31/2022	$11,598	$11,406	$11,407	$10,854
9/30/2022	$11,027	$10,968	$10,952	$10,385
10/31/2022	$10,855	$10,877	$10,841	$10,251
11/30/2022	$11,559	$11,386	$11,372	$10,628
12/31/2022	$11,511	$11,418	$11,361	$10,580
1/31/2023	$11,967	$11,746	$11,711	$10,905
2/28/2023	$11,644	$11,480	$11,466	$10,623
3/31/2023	$11,901	$11,735	$11,695	$10,893
4/30/2023	$11,955	$11,708	$11,705	$10,959
5/31/2023	$11,858	$11,607	$11,622	$10,840
6/30/2023	$11,990	$11,723	$11,715	$10,801
7/31/2023	$12,045	$11,770	$11,749	$10,794
8/31/2023	$11,871	$11,600	$11,614	$10,725
9/30/2023	$11,492	$11,260	$11,281	$10,452
10/31/2023	$11,317	$11,164	$11,118	$10,287
11/30/2023	$12,096	$11,873	$11,826	$10,753
12/31/2023	$12,411	$12,149	$12,117	$11,165
1/31/2024	$12,391	$12,087	$12,094	$11,134
2/29/2024	$12,398	$12,102	$12,111	$10,977
3/31/2024	$12,403	$12,102	$12,112	$11,078
4/30/2024	$12,253	$11,952	$11,963	$10,798
5/31/2024	$12,259	$11,917	$11,959	$10,981
6/30/2024	$12,449	$12,100	$12,148	$11,086
7/31/2024	$12,560	$12,210	$12,253	$11,344
8/31/2024	$12,645	$12,306	$12,331	$11,507
9/30/2024	$12,784	$12,428	$12,466	$11,662
10/31/2024	$12,605	$12,247	$12,302	$11,372
11/30/2024	$12,824	$12,458	$12,500	$11,493
12/31/2024	$12,644	$12,277	$12,340	$11,304
1/31/2025	$12,678	$12,338	$12,365	$11,364
2/28/2025	$12,793	$12,461	$12,483	$11,614
3/31/2025	$12,504	$12,250	$12,243	$11,619
4/30/2025	$12,404	$12,151	$12,161	$11,665
5/31/2025	$12,330	$12,159	$12,098	$11,581
6/30/2025	$12,419	$12,234	$12,192	$11,759
7/31/2025	$12,346	$12,210	$12,130	$11,728
8/31/2025	$12,436	$12,316	$12,227	$11,868
9/30/2025	$12,828	$12,601	$12,565	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	0.34%	0.82%	2.52%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Lipper New Jersey Municipal Debt Funds Average	0.80%	0.99%	2.31%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 161,136,434
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 666,364
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$161,136,434
# of Portfolio Holdings	192
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$666,364

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A5.88%
  A-2.60%
  A+23.09%
  AA14.79%
  AA-27.53%
  AA+0.95%
  AAA6.18%
  B+0.15%
  BB+2.62%
  BBB2.68%
  BBB-3.39%
  BBB+5.36%
  NR4.78%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188223
Shareholder Report [Line Items]
Fund Name	Lord Abbett New Jersey Tax Free Fund
Class Name	Class F3
Trading Symbol	LONJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett New Jersey Tax Free Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$59	0.59%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 0.47%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: An overweight allocation to A-rated, BBB-rated and non-investment grade bonds contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve. An overweight allocation to the Education sector and underweight allocation to the Housing and Industrial Development sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg Municipal Bond Index	Lipper New Jersey Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,065	$10,060	$10,057	$10,051
5/31/2017	$10,214	$10,219	$10,183	$10,128
6/30/2017	$10,200	$10,183	$10,161	$10,118
7/31/2017	$10,246	$10,265	$10,216	$10,162
8/31/2017	$10,393	$10,343	$10,320	$10,253
9/30/2017	$10,355	$10,291	$10,281	$10,204
10/31/2017	$10,359	$10,316	$10,275	$10,210
11/30/2017	$10,322	$10,260	$10,246	$10,197
12/31/2017	$10,452	$10,368	$10,343	$10,244
1/31/2018	$10,331	$10,246	$10,249	$10,126
2/28/2018	$10,295	$10,215	$10,224	$10,030
3/31/2018	$10,384	$10,253	$10,285	$10,094
4/30/2018	$10,368	$10,216	$10,269	$10,019
5/31/2018	$10,478	$10,333	$10,386	$10,091
6/30/2018	$10,504	$10,342	$10,417	$10,078
7/31/2018	$10,551	$10,367	$10,457	$10,080
8/31/2018	$10,599	$10,394	$10,492	$10,145
9/30/2018	$10,561	$10,326	$10,437	$10,080
10/31/2018	$10,458	$10,263	$10,359	$10,000
11/30/2018	$10,549	$10,376	$10,447	$10,060
12/31/2018	$10,662	$10,501	$10,550	$10,245
1/31/2019	$10,731	$10,580	$10,619	$10,354
2/28/2019	$10,825	$10,637	$10,690	$10,348
3/31/2019	$11,004	$10,805	$10,851	$10,546
4/30/2019	$11,075	$10,845	$10,904	$10,549
5/31/2019	$11,254	$10,995	$11,056	$10,736
6/30/2019	$11,324	$11,035	$11,100	$10,871
7/31/2019	$11,416	$11,124	$11,188	$10,895
8/31/2019	$11,618	$11,300	$11,368	$11,177
9/30/2019	$11,535	$11,209	$11,287	$11,118
10/31/2019	$11,539	$11,229	$11,286	$11,151
11/30/2019	$11,543	$11,257	$11,303	$11,146
12/31/2019	$11,592	$11,292	$11,339	$11,138
1/31/2020	$11,841	$11,495	$11,552	$11,352
2/29/2020	$12,023	$11,643	$11,715	$11,557
3/31/2020	$11,267	$11,221	$11,071	$11,489
4/30/2020	$10,934	$11,080	$10,795	$11,693
5/31/2020	$11,297	$11,432	$11,118	$11,747
6/30/2020	$11,548	$11,526	$11,306	$11,821
7/31/2020	$11,823	$11,720	$11,543	$11,998
8/31/2020	$11,780	$11,665	$11,521	$11,901
9/30/2020	$11,760	$11,668	$11,514	$11,894
10/31/2020	$11,740	$11,633	$11,495	$11,841
11/30/2020	$11,993	$11,808	$11,711	$11,958
12/31/2020	$12,155	$11,880	$11,840	$11,974
1/31/2021	$12,294	$11,956	$11,972	$11,888
2/28/2021	$12,069	$11,766	$11,770	$11,716
3/31/2021	$12,162	$11,839	$11,850	$11,570
4/30/2021	$12,325	$11,938	$11,981	$11,662
5/31/2021	$12,396	$11,974	$12,038	$11,700
6/30/2021	$12,466	$12,007	$12,091	$11,782
7/31/2021	$12,581	$12,106	$12,186	$11,914
8/31/2021	$12,559	$12,062	$12,144	$11,891
9/30/2021	$12,445	$11,975	$12,053	$11,788
10/31/2021	$12,422	$11,940	$12,020	$11,785
11/30/2021	$12,540	$12,041	$12,122	$11,820
12/31/2021	$12,565	$12,061	$12,143	$11,789
1/31/2022	$12,215	$11,731	$11,829	$11,535
2/28/2022	$12,124	$11,688	$11,752	$11,407
3/31/2022	$11,726	$11,310	$11,406	$11,090
4/30/2022	$11,258	$10,997	$11,058	$10,669
5/31/2022	$11,402	$11,160	$11,179	$10,738
6/30/2022	$11,097	$10,977	$10,960	$10,569
7/31/2022	$11,455	$11,267	$11,247	$10,828
8/31/2022	$11,102	$11,020	$10,983	$10,522
9/30/2022	$10,557	$10,597	$10,545	$10,067
10/31/2022	$10,418	$10,509	$10,438	$9,937
11/30/2022	$11,069	$11,001	$10,949	$10,302
12/31/2022	$11,025	$11,032	$10,939	$10,256
1/31/2023	$11,463	$11,349	$11,276	$10,571
2/28/2023	$11,179	$11,093	$11,040	$10,298
3/31/2023	$11,426	$11,339	$11,260	$10,559
4/30/2023	$11,455	$11,313	$11,270	$10,623
5/31/2023	$11,363	$11,215	$11,190	$10,508
6/30/2023	$11,491	$11,327	$11,280	$10,470
7/31/2023	$11,545	$11,372	$11,312	$10,463
8/31/2023	$11,380	$11,208	$11,182	$10,396
9/30/2023	$11,042	$10,880	$10,862	$10,132
10/31/2023	$10,851	$10,787	$10,704	$9,972
11/30/2023	$11,600	$11,472	$11,386	$10,424
12/31/2023	$11,903	$11,739	$11,667	$10,823
1/31/2024	$11,885	$11,679	$11,644	$10,793
2/29/2024	$11,918	$11,694	$11,661	$10,640
3/31/2024	$11,900	$11,693	$11,662	$10,739
4/30/2024	$11,757	$11,548	$11,518	$10,467
5/31/2024	$11,764	$11,515	$11,514	$10,645
6/30/2024	$11,973	$11,691	$11,696	$10,746
7/31/2024	$12,081	$11,798	$11,798	$10,997
8/31/2024	$12,138	$11,891	$11,873	$11,155
9/30/2024	$12,273	$12,008	$12,002	$11,304
10/31/2024	$12,103	$11,833	$11,845	$11,024
11/30/2024	$12,340	$12,037	$12,036	$11,140
12/31/2024	$12,168	$11,862	$11,881	$10,958
1/31/2025	$12,176	$11,922	$11,906	$11,016
2/28/2025	$12,288	$12,040	$12,019	$11,258
3/31/2025	$12,012	$11,836	$11,788	$11,263
4/30/2025	$11,943	$11,741	$11,709	$11,307
5/31/2025	$11,847	$11,748	$11,649	$11,226
6/30/2025	$11,935	$11,821	$11,739	$11,399
7/31/2025	$11,865	$11,797	$11,679	$11,368
8/31/2025	$11,953	$11,900	$11,773	$11,504
9/30/2025	$12,331	$12,175	$12,098	$11,630

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	0.47%	0.95%	2.50%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.35%
Lipper New Jersey Municipal Debt Funds Average	0.80%	0.99%	2.27%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.79%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 161,136,434
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 666,364
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$161,136,434
# of Portfolio Holdings	192
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$666,364

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A5.88%
  A-2.60%
  A+23.09%
  AA14.79%
  AA-27.53%
  AA+0.95%
  AAA6.18%
  B+0.15%
  BB+2.62%
  BBB2.68%
  BBB-3.39%
  BBB+5.36%
  NR4.78%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096846
Shareholder Report [Line Items]
Fund Name	Lord Abbett New Jersey Tax Free Fund
Class Name	Class I
Trading Symbol	LINJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett New Jersey Tax Free Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	0.62%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 0.44%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: An overweight allocation to A-rated, BBB-rated and non-investment grade bonds contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve. An overweight allocation to the Education sector and underweight allocation to the Housing and Industrial Development sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Lipper New Jersey Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,071	$10,040	$10,055	$10,002
11/30/2015	$10,122	$10,080	$10,103	$9,975
12/31/2015	$10,256	$10,151	$10,199	$9,943
1/31/2016	$10,390	$10,272	$10,303	$10,080
2/29/2016	$10,401	$10,288	$10,308	$10,151
3/31/2016	$10,472	$10,320	$10,367	$10,244
4/30/2016	$10,565	$10,396	$10,445	$10,284
5/31/2016	$10,636	$10,424	$10,495	$10,286
6/30/2016	$10,856	$10,590	$10,682	$10,471
7/31/2016	$10,863	$10,597	$10,681	$10,537
8/31/2016	$10,891	$10,611	$10,715	$10,525
9/30/2016	$10,876	$10,558	$10,681	$10,519
10/31/2016	$10,755	$10,447	$10,586	$10,439
11/30/2016	$10,292	$10,058	$10,181	$10,192
12/31/2016	$10,384	$10,176	$10,260	$10,206
1/31/2017	$10,413	$10,243	$10,288	$10,226
2/28/2017	$10,506	$10,314	$10,361	$10,295
3/31/2017	$10,534	$10,336	$10,373	$10,290
4/30/2017	$10,605	$10,411	$10,445	$10,369
5/31/2017	$10,763	$10,577	$10,576	$10,449
6/30/2017	$10,747	$10,539	$10,553	$10,438
7/31/2017	$10,817	$10,624	$10,611	$10,483
8/31/2017	$10,950	$10,705	$10,718	$10,577
9/30/2017	$10,909	$10,650	$10,677	$10,527
10/31/2017	$10,913	$10,676	$10,672	$10,533
11/30/2017	$10,895	$10,619	$10,641	$10,519
12/31/2017	$11,010	$10,730	$10,742	$10,568
1/31/2018	$10,882	$10,604	$10,645	$10,446
2/28/2018	$10,843	$10,572	$10,618	$10,347
3/31/2018	$10,937	$10,611	$10,682	$10,413
4/30/2018	$10,919	$10,573	$10,666	$10,336
5/31/2018	$11,035	$10,694	$10,787	$10,410
6/30/2018	$11,062	$10,703	$10,819	$10,397
7/31/2018	$11,112	$10,729	$10,861	$10,399
8/31/2018	$11,162	$10,757	$10,897	$10,466
9/30/2018	$11,121	$10,687	$10,840	$10,399
10/31/2018	$11,013	$10,622	$10,759	$10,317
11/30/2018	$11,108	$10,739	$10,850	$10,378
12/31/2018	$11,226	$10,868	$10,957	$10,569
1/31/2019	$11,299	$10,950	$11,029	$10,681
2/28/2019	$11,398	$11,009	$11,103	$10,675
3/31/2019	$11,586	$11,182	$11,270	$10,880
4/30/2019	$11,660	$11,224	$11,324	$10,883
5/31/2019	$11,849	$11,379	$11,483	$11,076
6/30/2019	$11,900	$11,421	$11,528	$11,215
7/31/2019	$12,020	$11,513	$11,620	$11,240
8/31/2019	$12,233	$11,695	$11,807	$11,531
9/30/2019	$12,144	$11,601	$11,722	$11,470
10/31/2019	$12,125	$11,622	$11,721	$11,504
11/30/2019	$12,153	$11,651	$11,739	$11,498
12/31/2019	$12,203	$11,687	$11,776	$11,490
1/31/2020	$12,464	$11,897	$11,998	$11,711
2/29/2020	$12,656	$12,050	$12,167	$11,922
3/31/2020	$11,860	$11,613	$11,499	$11,852
4/30/2020	$11,510	$11,467	$11,212	$12,063
5/31/2020	$11,868	$11,832	$11,547	$12,119
6/30/2020	$12,156	$11,929	$11,742	$12,195
7/31/2020	$12,420	$12,130	$11,988	$12,377
8/31/2020	$12,399	$12,073	$11,966	$12,277
9/30/2020	$12,378	$12,076	$11,959	$12,271
10/31/2020	$12,357	$12,040	$11,939	$12,216
11/30/2020	$12,623	$12,221	$12,163	$12,336
12/31/2020	$12,793	$12,296	$12,297	$12,353
1/31/2021	$12,939	$12,374	$12,434	$12,264
2/28/2021	$12,701	$12,177	$12,225	$12,087
3/31/2021	$12,799	$12,253	$12,307	$11,936
4/30/2021	$12,971	$12,355	$12,443	$12,030
5/31/2021	$13,044	$12,392	$12,502	$12,070
6/30/2021	$13,117	$12,426	$12,557	$12,155
7/31/2021	$13,238	$12,529	$12,657	$12,290
8/31/2021	$13,215	$12,483	$12,613	$12,267
9/30/2021	$13,094	$12,393	$12,518	$12,161
10/31/2021	$13,071	$12,357	$12,484	$12,157
11/30/2021	$13,195	$12,462	$12,590	$12,193
12/31/2021	$13,220	$12,482	$12,612	$12,162
1/31/2022	$12,827	$12,141	$12,286	$11,900
2/28/2022	$12,756	$12,097	$12,206	$11,767
3/31/2022	$12,312	$11,705	$11,846	$11,441
4/30/2022	$11,843	$11,381	$11,485	$11,006
5/31/2022	$11,994	$11,550	$11,611	$11,077
6/30/2022	$11,649	$11,361	$11,383	$10,904
7/31/2022	$12,050	$11,661	$11,681	$11,170
8/31/2022	$11,678	$11,406	$11,407	$10,854
9/30/2022	$11,105	$10,968	$10,952	$10,385
10/31/2022	$10,958	$10,877	$10,841	$10,251
11/30/2022	$11,642	$11,386	$11,372	$10,628
12/31/2022	$11,595	$11,418	$11,361	$10,580
1/31/2023	$12,055	$11,746	$11,711	$10,905
2/28/2023	$11,756	$11,480	$11,466	$10,623
3/31/2023	$12,016	$11,735	$11,695	$10,893
4/30/2023	$12,046	$11,708	$11,705	$10,959
5/31/2023	$11,949	$11,607	$11,622	$10,840
6/30/2023	$12,083	$11,723	$11,715	$10,801
7/31/2023	$12,140	$11,770	$11,749	$10,794
8/31/2023	$11,966	$11,600	$11,614	$10,725
9/30/2023	$11,584	$11,260	$11,281	$10,452
10/31/2023	$11,409	$11,164	$11,118	$10,287
11/30/2023	$12,196	$11,873	$11,826	$10,753
12/31/2023	$12,514	$12,149	$12,117	$11,165
1/31/2024	$12,495	$12,087	$12,094	$11,134
2/29/2024	$12,529	$12,102	$12,111	$10,977
3/31/2024	$12,509	$12,102	$12,112	$11,078
4/30/2024	$12,359	$11,952	$11,963	$10,798
5/31/2024	$12,366	$11,917	$11,959	$10,981
6/30/2024	$12,559	$12,100	$12,148	$11,086
7/31/2024	$12,672	$12,210	$12,253	$11,344
8/31/2024	$12,759	$12,306	$12,331	$11,507
9/30/2024	$12,900	$12,428	$12,466	$11,662
10/31/2024	$12,721	$12,247	$12,302	$11,372
11/30/2024	$12,970	$12,458	$12,500	$11,493
12/31/2024	$12,789	$12,277	$12,340	$11,304
1/31/2025	$12,797	$12,338	$12,365	$11,364
2/28/2025	$12,914	$12,461	$12,483	$11,614
3/31/2025	$12,624	$12,250	$12,243	$11,619
4/30/2025	$12,524	$12,151	$12,161	$11,665
5/31/2025	$12,450	$12,159	$12,098	$11,581
6/30/2025	$12,542	$12,234	$12,192	$11,759
7/31/2025	$12,468	$12,210	$12,130	$11,728
8/31/2025	$12,561	$12,316	$12,227	$11,868
9/30/2025	$12,957	$12,601	$12,565	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	0.44%	0.92%	2.62%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Lipper New Jersey Municipal Debt Funds Average	0.80%	0.99%	2.31%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 161,136,434
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 666,364
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$161,136,434
# of Portfolio Holdings	192
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$666,364

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A5.88%
  A-2.60%
  A+23.09%
  AA14.79%
  AA-27.53%
  AA+0.95%
  AAA6.18%
  B+0.15%
  BB+2.62%
  BBB2.68%
  BBB-3.39%
  BBB+5.36%
  NR4.78%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096633
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Tax Free Fund
Class Name	Class A
Trading Symbol	LSDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 2.81%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 3.22% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Short 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: An overweight allocation to A- and BBB-rated bonds contributed to relative performance. The Fund’s greater yield relative to the Bloomberg Municipal Bond Short 1-5 Year Index contributed to relative returns over the period.

Top detractors from the Fund’s performance: An overweight allocation to Variable Rate Demand Notes detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg Municipal Bond Short 1-5 Year Index	Lipper Short Duration Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$9,776	$10,000	$10,000	$10,000
10/31/2015	$9,797	$10,027	$10,018	$10,002
11/30/2015	$9,782	$10,009	$10,008	$9,975
12/31/2015	$9,790	$10,008	$10,010	$9,943
1/31/2016	$9,835	$10,070	$10,046	$10,080
2/29/2016	$9,864	$10,102	$10,060	$10,151
3/31/2016	$9,841	$10,078	$10,046	$10,244
4/30/2016	$9,863	$10,103	$10,064	$10,284
5/31/2016	$9,859	$10,096	$10,059	$10,286
6/30/2016	$9,900	$10,144	$10,091	$10,471
7/31/2016	$9,921	$10,172	$10,106	$10,537
8/31/2016	$9,923	$10,160	$10,104	$10,525
9/30/2016	$9,901	$10,123	$10,086	$10,519
10/31/2016	$9,878	$10,113	$10,078	$10,439
11/30/2016	$9,711	$9,986	$9,990	$10,192
12/31/2016	$9,725	$10,015	$10,000	$10,206
1/31/2017	$9,778	$10,082	$10,035	$10,226
2/28/2017	$9,813	$10,137	$10,067	$10,295
3/31/2017	$9,815	$10,135	$10,069	$10,290
4/30/2017	$9,856	$10,168	$10,092	$10,369
5/31/2017	$9,903	$10,218	$10,125	$10,449
6/30/2017	$9,887	$10,192	$10,115	$10,438
7/31/2017	$9,921	$10,235	$10,144	$10,483
8/31/2017	$9,955	$10,276	$10,172	$10,577
9/30/2017	$9,926	$10,242	$10,159	$10,527
10/31/2017	$9,929	$10,240	$10,158	$10,533
11/30/2017	$9,868	$10,156	$10,117	$10,519
12/31/2017	$9,885	$10,176	$10,129	$10,568
1/31/2018	$9,875	$10,190	$10,135	$10,446
2/28/2018	$9,867	$10,193	$10,136	$10,347
3/31/2018	$9,872	$10,186	$10,134	$10,413
4/30/2018	$9,859	$10,161	$10,125	$10,336
5/31/2018	$9,903	$10,217	$10,161	$10,410
6/30/2018	$9,922	$10,254	$10,182	$10,397
7/31/2018	$9,947	$10,285	$10,202	$10,399
8/31/2018	$9,954	$10,281	$10,208	$10,466
9/30/2018	$9,930	$10,243	$10,189	$10,399
10/31/2018	$9,912	$10,238	$10,184	$10,317
11/30/2018	$9,953	$10,290	$10,217	$10,378
12/31/2018	$9,993	$10,356	$10,254	$10,569
1/31/2019	$10,046	$10,413	$10,293	$10,681
2/28/2019	$10,083	$10,448	$10,316	$10,675
3/31/2019	$10,144	$10,494	$10,355	$10,880
4/30/2019	$10,160	$10,496	$10,365	$10,883
5/31/2019	$10,234	$10,564	$10,411	$11,076
6/30/2019	$10,269	$10,611	$10,441	$11,215
7/31/2019	$10,324	$10,669	$10,480	$11,240
8/31/2019	$10,385	$10,698	$10,509	$11,531
9/30/2019	$10,342	$10,645	$10,486	$11,470
10/31/2019	$10,363	$10,690	$10,507	$11,504
11/30/2019	$10,378	$10,713	$10,523	$11,498
12/31/2019	$10,399	$10,735	$10,534	$11,490
1/31/2020	$10,485	$10,807	$10,584	$11,711
2/29/2020	$10,552	$10,845	$10,615	$11,922
3/31/2020	$10,225	$10,690	$10,480	$11,852
4/30/2020	$10,173	$10,705	$10,461	$12,063
5/31/2020	$10,318	$10,903	$10,572	$12,119
6/30/2020	$10,415	$10,925	$10,616	$12,195
7/31/2020	$10,507	$10,990	$10,664	$12,377
8/31/2020	$10,518	$10,989	$10,669	$12,277
9/30/2020	$10,515	$11,002	$10,675	$12,271
10/31/2020	$10,505	$10,985	$10,669	$12,216
11/30/2020	$10,568	$11,017	$10,702	$12,336
12/31/2020	$10,610	$11,038	$10,723	$12,353
1/31/2021	$10,659	$11,064	$10,747	$12,264
2/28/2021	$10,589	$11,020	$10,713	$12,087
3/31/2021	$10,610	$11,047	$10,724	$11,936
4/30/2021	$10,645	$11,072	$10,745	$12,030
5/31/2021	$10,660	$11,074	$10,754	$12,070
6/30/2021	$10,667	$11,075	$10,756	$12,155
7/31/2021	$10,701	$11,112	$10,776	$12,290
8/31/2021	$10,688	$11,108	$10,769	$12,267
9/30/2021	$10,641	$11,084	$10,744	$12,161
10/31/2021	$10,627	$11,068	$10,734	$12,157
11/30/2021	$10,641	$11,074	$10,744	$12,193
12/31/2021	$10,641	$11,078	$10,742	$12,162
1/31/2022	$10,479	$10,908	$10,639	$11,900
2/28/2022	$10,433	$10,879	$10,613	$11,767
3/31/2022	$10,279	$10,709	$10,510	$11,441
4/30/2022	$10,166	$10,606	$10,436	$11,006
5/31/2022	$10,222	$10,729	$10,495	$11,077
6/30/2022	$10,184	$10,718	$10,474	$10,904
7/31/2022	$10,282	$10,835	$10,551	$11,170
8/31/2022	$10,179	$10,700	$10,476	$10,854
9/30/2022	$10,036	$10,517	$10,372	$10,385
10/31/2022	$10,017	$10,515	$10,367	$10,251
11/30/2022	$10,167	$10,711	$10,495	$10,628
12/31/2022	$10,196	$10,727	$10,514	$10,580
1/31/2023	$10,307	$10,870	$10,612	$10,905
2/28/2023	$10,194	$10,715	$10,536	$10,623
3/31/2023	$10,307	$10,873	$10,630	$10,893
4/30/2023	$10,283	$10,827	$10,621	$10,959
5/31/2023	$10,254	$10,769	$10,603	$10,840
6/30/2023	$10,310	$10,834	$10,651	$10,801
7/31/2023	$10,331	$10,859	$10,676	$10,794
8/31/2023	$10,319	$10,835	$10,677	$10,725
9/30/2023	$10,266	$10,732	$10,624	$10,452
10/31/2023	$10,270	$10,745	$10,634	$10,287
11/30/2023	$10,420	$11,006	$10,807	$10,753
12/31/2023	$10,521	$11,111	$10,893	$11,165
1/31/2024	$10,525	$11,091	$10,903	$11,134
2/29/2024	$10,549	$11,103	$10,924	$10,977
3/31/2024	$10,560	$11,090	$10,936	$11,078
4/30/2024	$10,544	$11,051	$10,926	$10,798
5/31/2024	$10,562	$11,042	$10,940	$10,981
6/30/2024	$10,637	$11,128	$11,011	$11,086
7/31/2024	$10,704	$11,222	$11,081	$11,344
8/31/2024	$10,780	$11,329	$11,155	$11,507
9/30/2024	$10,848	$11,386	$11,203	$11,662
10/31/2024	$10,781	$11,322	$11,169	$11,372
11/30/2024	$10,865	$11,380	$11,224	$11,493
12/31/2024	$10,826	$11,341	$11,207	$11,304
1/31/2025	$10,879	$11,402	$11,259	$11,364
2/28/2025	$10,940	$11,472	$11,311	$11,614
3/31/2025	$10,894	$11,454	$11,301	$11,619
4/30/2025	$10,871	$11,414	$11,293	$11,665
5/31/2025	$10,926	$11,493	$11,343	$11,581
6/30/2025	$10,988	$11,575	$11,403	$11,759
7/31/2025	$11,035	$11,661	$11,453	$11,728
8/31/2025	$11,098	$11,731	$11,509	$11,868
9/30/2025	$11,153	$11,752	$11,551	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	2.81%	1.19%	1.33%
Class A with sales charge	0.50%	0.73%	1.10%
Bloomberg Municipal Bond Short 1-5 Year Index	3.22%	1.33%	1.63%
Lipper Short Duration Municipal Debt Funds Average	3.11%	1.59%	1.45%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,645,941,158
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 5,131,802
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$1,645,941,158
# of Portfolio Holdings	266
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$5,131,802

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A21.88%
  A-8.68%
  A+16.53%
  AA12.90%
  AA-3.52%
  AA+10.40%
  AAA6.75%
  B0.66%
  BB0.28%
  BB+0.29%
  BBB3.18%
  BBB-4.21%
  BBB+5.60%
  NR5.12%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096635
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Tax Free Fund
Class Name	Class C
Trading Symbol	LSDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$129	1.28%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 2.24%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 3.22% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Short 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: An overweight allocation to A- and BBB-rated bonds contributed to relative performance. The Fund’s greater yield relative to the Bloomberg Municipal Bond Short 1-5 Year Index contributed to relative returns over the period.

Top detractors from the Fund’s performance: An overweight allocation to Variable Rate Demand Notes detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg Municipal Bond Short 1-5 Year Index	Lipper Short Duration Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,016	$10,027	$10,018	$10,002
11/30/2015	$9,995	$10,009	$10,008	$9,975
12/31/2015	$9,998	$10,008	$10,010	$9,943
1/31/2016	$10,039	$10,070	$10,046	$10,080
2/29/2016	$10,063	$10,102	$10,060	$10,151
3/31/2016	$10,035	$10,078	$10,046	$10,244
4/30/2016	$10,052	$10,103	$10,064	$10,284
5/31/2016	$10,043	$10,096	$10,059	$10,286
6/30/2016	$10,080	$10,144	$10,091	$10,471
7/31/2016	$10,096	$10,172	$10,106	$10,537
8/31/2016	$10,093	$10,160	$10,104	$10,525
9/30/2016	$10,065	$10,123	$10,086	$10,519
10/31/2016	$10,037	$10,113	$10,078	$10,439
11/30/2016	$9,862	$9,986	$9,990	$10,192
12/31/2016	$9,871	$10,015	$10,000	$10,206
1/31/2017	$9,920	$10,082	$10,035	$10,226
2/28/2017	$9,957	$10,137	$10,067	$10,295
3/31/2017	$9,947	$10,135	$10,069	$10,290
4/30/2017	$9,984	$10,168	$10,092	$10,369
5/31/2017	$10,026	$10,218	$10,125	$10,449
6/30/2017	$10,005	$10,192	$10,115	$10,438
7/31/2017	$10,034	$10,235	$10,144	$10,483
8/31/2017	$10,063	$10,276	$10,172	$10,577
9/30/2017	$10,029	$10,242	$10,159	$10,527
10/31/2017	$10,027	$10,240	$10,158	$10,533
11/30/2017	$9,961	$10,156	$10,117	$10,519
12/31/2017	$9,972	$10,176	$10,129	$10,568
1/31/2018	$9,957	$10,190	$10,135	$10,446
2/28/2018	$9,951	$10,193	$10,136	$10,347
3/31/2018	$9,944	$10,186	$10,134	$10,413
4/30/2018	$9,926	$10,161	$10,125	$10,336
5/31/2018	$9,965	$10,217	$10,161	$10,410
6/30/2018	$9,979	$10,254	$10,182	$10,397
7/31/2018	$10,000	$10,285	$10,202	$10,399
8/31/2018	$10,002	$10,281	$10,208	$10,466
9/30/2018	$9,972	$10,243	$10,189	$10,399
10/31/2018	$9,949	$10,238	$10,184	$10,317
11/30/2018	$9,985	$10,290	$10,217	$10,378
12/31/2018	$10,020	$10,356	$10,254	$10,569
1/31/2019	$10,068	$10,413	$10,293	$10,681
2/28/2019	$10,100	$10,448	$10,316	$10,675
3/31/2019	$10,156	$10,494	$10,355	$10,880
4/30/2019	$10,167	$10,496	$10,365	$10,883
5/31/2019	$10,236	$10,564	$10,411	$11,076
6/30/2019	$10,266	$10,611	$10,441	$11,215
7/31/2019	$10,315	$10,669	$10,480	$11,240
8/31/2019	$10,371	$10,698	$10,509	$11,531
9/30/2019	$10,323	$10,645	$10,486	$11,470
10/31/2019	$10,339	$10,690	$10,507	$11,504
11/30/2019	$10,348	$10,713	$10,523	$11,498
12/31/2019	$10,364	$10,735	$10,534	$11,490
1/31/2020	$10,444	$10,807	$10,584	$11,711
2/29/2020	$10,506	$10,845	$10,615	$11,922
3/31/2020	$10,175	$10,690	$10,480	$11,852
4/30/2020	$10,118	$10,705	$10,461	$12,063
5/31/2020	$10,257	$10,903	$10,572	$12,119
6/30/2020	$10,349	$10,925	$10,616	$12,195
7/31/2020	$10,434	$10,990	$10,664	$12,377
8/31/2020	$10,439	$10,989	$10,669	$12,277
9/30/2020	$10,431	$11,002	$10,675	$12,271
10/31/2020	$10,415	$10,985	$10,669	$12,216
11/30/2020	$10,472	$11,017	$10,702	$12,336
12/31/2020	$10,509	$11,038	$10,723	$12,353
1/31/2021	$10,551	$11,064	$10,747	$12,264
2/28/2021	$10,477	$11,020	$10,713	$12,087
3/31/2021	$10,492	$11,047	$10,724	$11,936
4/30/2021	$10,521	$11,072	$10,745	$12,030
5/31/2021	$10,529	$11,074	$10,754	$12,070
6/30/2021	$10,531	$11,075	$10,756	$12,155
7/31/2021	$10,558	$11,112	$10,776	$12,290
8/31/2021	$10,539	$11,108	$10,769	$12,267
9/30/2021	$10,487	$11,084	$10,744	$12,161
10/31/2021	$10,468	$11,068	$10,734	$12,157
11/30/2021	$10,476	$11,074	$10,744	$12,193
12/31/2021	$10,470	$11,078	$10,742	$12,162
1/31/2022	$10,305	$10,908	$10,639	$11,900
2/28/2022	$10,255	$10,879	$10,613	$11,767
3/31/2022	$10,098	$10,709	$10,510	$11,441
4/30/2022	$9,982	$10,606	$10,436	$11,006
5/31/2022	$10,031	$10,729	$10,495	$11,077
6/30/2022	$9,989	$10,718	$10,474	$10,904
7/31/2022	$10,073	$10,835	$10,551	$11,170
8/31/2022	$9,974	$10,700	$10,476	$10,854
9/30/2022	$9,822	$10,517	$10,372	$10,385
10/31/2022	$9,804	$10,515	$10,367	$10,251
11/30/2022	$9,946	$10,711	$10,495	$10,628
12/31/2022	$9,970	$10,727	$10,514	$10,580
1/31/2023	$10,073	$10,870	$10,612	$10,905
2/28/2023	$9,958	$10,715	$10,536	$10,623
3/31/2023	$10,056	$10,873	$10,630	$10,893
4/30/2023	$10,035	$10,827	$10,621	$10,959
5/31/2023	$10,002	$10,769	$10,603	$10,840
6/30/2023	$10,051	$10,834	$10,651	$10,801
7/31/2023	$10,066	$10,859	$10,676	$10,794
8/31/2023	$10,049	$10,835	$10,677	$10,725
9/30/2023	$9,993	$10,732	$10,624	$10,452
10/31/2023	$9,991	$10,745	$10,634	$10,287
11/30/2023	$10,132	$11,006	$10,807	$10,753
12/31/2023	$10,219	$11,111	$10,893	$11,165
1/31/2024	$10,224	$11,091	$10,903	$11,134
2/29/2024	$10,243	$11,103	$10,924	$10,977
3/31/2024	$10,248	$11,090	$10,936	$11,078
4/30/2024	$10,227	$11,051	$10,926	$10,798
5/31/2024	$10,239	$11,042	$10,940	$10,981
6/30/2024	$10,307	$11,128	$11,011	$11,086
7/31/2024	$10,366	$11,222	$11,081	$11,344
8/31/2024	$10,434	$11,329	$11,155	$11,507
9/30/2024	$10,488	$11,386	$11,203	$11,662
10/31/2024	$10,425	$11,322	$11,169	$11,372
11/30/2024	$10,494	$11,380	$11,224	$11,493
12/31/2024	$10,458	$11,341	$11,207	$11,304
1/31/2025	$10,504	$11,402	$11,259	$11,364
2/28/2025	$10,558	$11,472	$11,311	$11,614
3/31/2025	$10,507	$11,454	$11,301	$11,619
4/30/2025	$10,480	$11,414	$11,293	$11,665
5/31/2025	$10,527	$11,493	$11,343	$11,581
6/30/2025	$10,581	$11,575	$11,403	$11,759
7/31/2025	$10,621	$11,661	$11,453	$11,728
8/31/2025	$10,675	$11,731	$11,509	$11,868
9/30/2025	$10,723	$11,752	$11,551	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	2.24%	0.55%	0.70%
Class C with sales charge	1.24%	0.55%	0.70%
Bloomberg Municipal Bond Short 1-5 Year Index	3.22%	1.33%	1.63%
Lipper Short Duration Municipal Debt Funds Average	3.11%	1.59%	1.45%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,645,941,158
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 5,131,802
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$1,645,941,158
# of Portfolio Holdings	266
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$5,131,802

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A21.88%
  A-8.68%
  A+16.53%
  AA12.90%
  AA-3.52%
  AA+10.40%
  AAA6.75%
  B0.66%
  BB0.28%
  BB+0.29%
  BBB3.18%
  BBB-4.21%
  BBB+5.60%
  NR5.12%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096636
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Tax Free Fund
Class Name	Class F
Trading Symbol	LSDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 2.91%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 3.22% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Short 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: An overweight allocation to A- and BBB-rated bonds contributed to relative performance. The Fund’s greater yield relative to the Bloomberg Municipal Bond Short 1-5 Year Index contributed to relative returns over the period.

Top detractors from the Fund’s performance: An overweight allocation to Variable Rate Demand Notes detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg Municipal Bond Short 1-5 Year Index	Lipper Short Duration Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,022	$10,027	$10,018	$10,002
11/30/2015	$10,007	$10,009	$10,008	$9,975
12/31/2015	$10,016	$10,008	$10,010	$9,943
1/31/2016	$10,064	$10,070	$10,046	$10,080
2/29/2016	$10,093	$10,102	$10,060	$10,151
3/31/2016	$10,071	$10,078	$10,046	$10,244
4/30/2016	$10,094	$10,103	$10,064	$10,284
5/31/2016	$10,091	$10,096	$10,059	$10,286
6/30/2016	$10,134	$10,144	$10,091	$10,471
7/31/2016	$10,156	$10,172	$10,106	$10,537
8/31/2016	$10,159	$10,160	$10,104	$10,525
9/30/2016	$10,137	$10,123	$10,086	$10,519
10/31/2016	$10,115	$10,113	$10,078	$10,439
11/30/2016	$9,944	$9,986	$9,990	$10,192
12/31/2016	$9,960	$10,015	$10,000	$10,206
1/31/2017	$10,015	$10,082	$10,035	$10,226
2/28/2017	$10,058	$10,137	$10,067	$10,295
3/31/2017	$10,054	$10,135	$10,069	$10,290
4/30/2017	$10,097	$10,168	$10,092	$10,369
5/31/2017	$10,146	$10,218	$10,125	$10,449
6/30/2017	$10,130	$10,192	$10,115	$10,438
7/31/2017	$10,166	$10,235	$10,144	$10,483
8/31/2017	$10,202	$10,276	$10,172	$10,577
9/30/2017	$10,173	$10,242	$10,159	$10,527
10/31/2017	$10,176	$10,240	$10,158	$10,533
11/30/2017	$10,115	$10,156	$10,117	$10,519
12/31/2017	$10,133	$10,176	$10,129	$10,568
1/31/2018	$10,124	$10,190	$10,135	$10,446
2/28/2018	$10,123	$10,193	$10,136	$10,347
3/31/2018	$10,122	$10,186	$10,134	$10,413
4/30/2018	$10,110	$10,161	$10,125	$10,336
5/31/2018	$10,156	$10,217	$10,161	$10,410
6/30/2018	$10,176	$10,254	$10,182	$10,397
7/31/2018	$10,203	$10,285	$10,202	$10,399
8/31/2018	$10,211	$10,281	$10,208	$10,466
9/30/2018	$10,187	$10,243	$10,189	$10,399
10/31/2018	$10,169	$10,238	$10,184	$10,317
11/30/2018	$10,212	$10,290	$10,217	$10,378
12/31/2018	$10,254	$10,356	$10,254	$10,569
1/31/2019	$10,309	$10,413	$10,293	$10,681
2/28/2019	$10,348	$10,448	$10,316	$10,675
3/31/2019	$10,411	$10,494	$10,355	$10,880
4/30/2019	$10,428	$10,496	$10,365	$10,883
5/31/2019	$10,506	$10,564	$10,411	$11,076
6/30/2019	$10,542	$10,611	$10,441	$11,215
7/31/2019	$10,600	$10,669	$10,480	$11,240
8/31/2019	$10,663	$10,698	$10,509	$11,531
9/30/2019	$10,620	$10,645	$10,486	$11,470
10/31/2019	$10,643	$10,690	$10,507	$11,504
11/30/2019	$10,658	$10,713	$10,523	$11,498
12/31/2019	$10,681	$10,735	$10,534	$11,490
1/31/2020	$10,777	$10,807	$10,584	$11,711
2/29/2020	$10,840	$10,845	$10,615	$11,922
3/31/2020	$10,512	$10,690	$10,480	$11,852
4/30/2020	$10,452	$10,705	$10,461	$12,063
5/31/2020	$10,608	$10,903	$10,572	$12,119
6/30/2020	$10,703	$10,925	$10,616	$12,195
7/31/2020	$10,798	$10,990	$10,664	$12,377
8/31/2020	$10,810	$10,989	$10,669	$12,277
9/30/2020	$10,808	$11,002	$10,675	$12,271
10/31/2020	$10,798	$10,985	$10,669	$12,216
11/30/2020	$10,864	$11,017	$10,702	$12,336
12/31/2020	$10,908	$11,038	$10,723	$12,353
1/31/2021	$10,966	$11,064	$10,747	$12,264
2/28/2021	$10,888	$11,020	$10,713	$12,087
3/31/2021	$10,911	$11,047	$10,724	$11,936
4/30/2021	$10,948	$11,072	$10,745	$12,030
5/31/2021	$10,964	$11,074	$10,754	$12,070
6/30/2021	$10,972	$11,075	$10,756	$12,155
7/31/2021	$11,008	$11,112	$10,776	$12,290
8/31/2021	$10,995	$11,108	$10,769	$12,267
9/30/2021	$10,955	$11,084	$10,744	$12,161
10/31/2021	$10,935	$11,068	$10,734	$12,157
11/30/2021	$10,957	$11,074	$10,744	$12,193
12/31/2021	$10,957	$11,078	$10,742	$12,162
1/31/2022	$10,785	$10,908	$10,639	$11,900
2/28/2022	$10,746	$10,879	$10,613	$11,767
3/31/2022	$10,587	$10,709	$10,510	$11,441
4/30/2022	$10,465	$10,606	$10,436	$11,006
5/31/2022	$10,530	$10,729	$10,495	$11,077
6/30/2022	$10,485	$10,718	$10,474	$10,904
7/31/2022	$10,587	$10,835	$10,551	$11,170
8/31/2022	$10,489	$10,700	$10,476	$10,854
9/30/2022	$10,335	$10,517	$10,372	$10,385
10/31/2022	$10,316	$10,515	$10,367	$10,251
11/30/2022	$10,471	$10,711	$10,495	$10,628
12/31/2022	$10,503	$10,727	$10,514	$10,580
1/31/2023	$10,617	$10,870	$10,612	$10,905
2/28/2023	$10,502	$10,715	$10,536	$10,623
3/31/2023	$10,619	$10,873	$10,630	$10,893
4/30/2023	$10,596	$10,827	$10,621	$10,959
5/31/2023	$10,574	$10,769	$10,603	$10,840
6/30/2023	$10,625	$10,834	$10,651	$10,801
7/31/2023	$10,647	$10,859	$10,676	$10,794
8/31/2023	$10,636	$10,835	$10,677	$10,725
9/30/2023	$10,583	$10,732	$10,624	$10,452
10/31/2023	$10,587	$10,745	$10,634	$10,287
11/30/2023	$10,750	$11,006	$10,807	$10,753
12/31/2023	$10,848	$11,111	$10,893	$11,165
1/31/2024	$10,852	$11,091	$10,903	$11,134
2/29/2024	$10,879	$11,103	$10,924	$10,977
3/31/2024	$10,891	$11,090	$10,936	$11,078
4/30/2024	$10,875	$11,051	$10,926	$10,798
5/31/2024	$10,895	$11,042	$10,940	$10,981
6/30/2024	$10,973	$11,128	$11,011	$11,086
7/31/2024	$11,050	$11,222	$11,081	$11,344
8/31/2024	$11,122	$11,329	$11,155	$11,507
9/30/2024	$11,194	$11,386	$11,203	$11,662
10/31/2024	$11,125	$11,322	$11,169	$11,372
11/30/2024	$11,212	$11,380	$11,224	$11,493
12/31/2024	$11,174	$11,341	$11,207	$11,304
1/31/2025	$11,229	$11,402	$11,259	$11,364
2/28/2025	$11,293	$11,472	$11,311	$11,614
3/31/2025	$11,247	$11,454	$11,301	$11,619
4/30/2025	$11,231	$11,414	$11,293	$11,665
5/31/2025	$11,281	$11,493	$11,343	$11,581
6/30/2025	$11,346	$11,575	$11,403	$11,759
7/31/2025	$11,396	$11,661	$11,453	$11,728
8/31/2025	$11,461	$11,731	$11,509	$11,868
9/30/2025	$11,520	$11,752	$11,551	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	2.91%	1.28%	1.42%
Bloomberg Municipal Bond Short 1-5 Year Index	3.22%	1.33%	1.63%
Lipper Short Duration Municipal Debt Funds Average	3.11%	1.59%	1.45%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,645,941,158
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 5,131,802
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$1,645,941,158
# of Portfolio Holdings	266
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$5,131,802

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A21.88%
  A-8.68%
  A+16.53%
  AA12.90%
  AA-3.52%
  AA+10.40%
  AAA6.75%
  B0.66%
  BB0.28%
  BB+0.29%
  BBB3.18%
  BBB-4.21%
  BBB+5.60%
  NR5.12%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188228
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Tax Free Fund
Class Name	Class F3
Trading Symbol	LSDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 3.13%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 3.22% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Short 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: An overweight allocation to A- and BBB-rated bonds contributed to relative performance. The Fund’s greater yield relative to the Bloomberg Municipal Bond Short 1-5 Year Index contributed to relative returns over the period.

Top detractors from the Fund’s performance: An overweight allocation to Variable Rate Demand Notes detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg Municipal Bond Short 1-5 Year Index	Lipper Short Duration Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,036	$10,028	$10,022	$10,051
5/31/2017	$10,085	$10,077	$10,054	$10,128
6/30/2017	$10,071	$10,052	$10,045	$10,118
7/31/2017	$10,107	$10,094	$10,073	$10,162
8/31/2017	$10,144	$10,134	$10,102	$10,253
9/30/2017	$10,123	$10,101	$10,088	$10,204
10/31/2017	$10,121	$10,099	$10,087	$10,210
11/30/2017	$10,061	$10,016	$10,047	$10,197
12/31/2017	$10,086	$10,036	$10,058	$10,244
1/31/2018	$10,078	$10,050	$10,064	$10,126
2/28/2018	$10,072	$10,053	$10,065	$10,030
3/31/2018	$10,078	$10,046	$10,063	$10,094
4/30/2018	$10,060	$10,021	$10,054	$10,019
5/31/2018	$10,114	$10,076	$10,090	$10,091
6/30/2018	$10,135	$10,113	$10,112	$10,078
7/31/2018	$10,163	$10,143	$10,132	$10,080
8/31/2018	$10,172	$10,140	$10,138	$10,145
9/30/2018	$10,142	$10,102	$10,119	$10,080
10/31/2018	$10,132	$10,097	$10,114	$10,000
11/30/2018	$10,175	$10,149	$10,147	$10,060
12/31/2018	$10,218	$10,213	$10,183	$10,245
1/31/2019	$10,268	$10,270	$10,222	$10,354
2/28/2019	$10,314	$10,304	$10,245	$10,348
3/31/2019	$10,378	$10,349	$10,283	$10,546
4/30/2019	$10,397	$10,351	$10,293	$10,549
5/31/2019	$10,475	$10,419	$10,339	$10,736
6/30/2019	$10,512	$10,465	$10,368	$10,871
7/31/2019	$10,564	$10,522	$10,407	$10,895
8/31/2019	$10,635	$10,551	$10,436	$11,177
9/30/2019	$10,592	$10,499	$10,413	$11,118
10/31/2019	$10,616	$10,542	$10,434	$11,151
11/30/2019	$10,634	$10,565	$10,451	$11,146
12/31/2019	$10,657	$10,587	$10,461	$11,138
1/31/2020	$10,747	$10,658	$10,511	$11,352
2/29/2020	$10,818	$10,696	$10,542	$11,557
3/31/2020	$10,485	$10,543	$10,407	$11,489
4/30/2020	$10,434	$10,557	$10,388	$11,693
5/31/2020	$10,584	$10,753	$10,499	$11,747
6/30/2020	$10,686	$10,774	$10,543	$11,821
7/31/2020	$10,775	$10,839	$10,590	$11,998
8/31/2020	$10,788	$10,837	$10,595	$11,901
9/30/2020	$10,788	$10,850	$10,601	$11,894
10/31/2020	$10,786	$10,833	$10,595	$11,841
11/30/2020	$10,846	$10,865	$10,628	$11,958
12/31/2020	$10,892	$10,886	$10,649	$11,974
1/31/2021	$10,951	$10,911	$10,672	$11,888
2/28/2021	$10,874	$10,868	$10,639	$11,716
3/31/2021	$10,898	$10,895	$10,650	$11,570
4/30/2021	$10,943	$10,919	$10,670	$11,662
5/31/2021	$10,953	$10,922	$10,679	$11,700
6/30/2021	$10,970	$10,923	$10,681	$11,782
7/31/2021	$11,007	$10,959	$10,701	$11,914
8/31/2021	$10,995	$10,955	$10,694	$11,891
9/30/2021	$10,949	$10,931	$10,669	$11,788
10/31/2021	$10,931	$10,916	$10,659	$11,785
11/30/2021	$10,954	$10,922	$10,669	$11,820
12/31/2021	$10,956	$10,926	$10,667	$11,789
1/31/2022	$10,792	$10,758	$10,565	$11,535
2/28/2022	$10,746	$10,729	$10,540	$11,407
3/31/2022	$10,590	$10,562	$10,437	$11,090
4/30/2022	$10,468	$10,460	$10,363	$10,669
5/31/2022	$10,535	$10,581	$10,422	$10,738
6/30/2022	$10,491	$10,570	$10,401	$10,569
7/31/2022	$10,594	$10,686	$10,478	$10,828
8/31/2022	$10,497	$10,552	$10,403	$10,522
9/30/2022	$10,345	$10,372	$10,300	$10,067
10/31/2022	$10,334	$10,371	$10,295	$9,937
11/30/2022	$10,484	$10,563	$10,422	$10,302
12/31/2022	$10,517	$10,579	$10,441	$10,256
1/31/2023	$10,633	$10,720	$10,539	$10,571
2/28/2023	$10,526	$10,567	$10,463	$10,298
3/31/2023	$10,637	$10,724	$10,556	$10,559
4/30/2023	$10,622	$10,678	$10,548	$10,623
5/31/2023	$10,594	$10,621	$10,530	$10,508
6/30/2023	$10,646	$10,684	$10,577	$10,470
7/31/2023	$10,670	$10,710	$10,602	$10,463
8/31/2023	$10,660	$10,686	$10,603	$10,396
9/30/2023	$10,608	$10,584	$10,551	$10,132
10/31/2023	$10,614	$10,597	$10,560	$9,972
11/30/2023	$10,778	$10,855	$10,732	$10,424
12/31/2023	$10,878	$10,958	$10,818	$10,823
1/31/2024	$10,891	$10,938	$10,828	$10,793
2/29/2024	$10,919	$10,950	$10,849	$10,640
3/31/2024	$10,932	$10,937	$10,860	$10,739
4/30/2024	$10,917	$10,899	$10,851	$10,467
5/31/2024	$10,931	$10,890	$10,864	$10,645
6/30/2024	$11,011	$10,975	$10,935	$10,746
7/31/2024	$11,090	$11,067	$11,004	$10,997
8/31/2024	$11,170	$11,173	$11,077	$11,155
9/30/2024	$11,236	$11,229	$11,125	$11,304
10/31/2024	$11,176	$11,166	$11,091	$11,024
11/30/2024	$11,258	$11,223	$11,147	$11,140
12/31/2024	$11,220	$11,184	$11,129	$10,958
1/31/2025	$11,285	$11,245	$11,181	$11,016
2/28/2025	$11,343	$11,314	$11,233	$11,258
3/31/2025	$11,297	$11,297	$11,223	$11,263
4/30/2025	$11,283	$11,257	$11,215	$11,307
5/31/2025	$11,334	$11,335	$11,264	$11,226
6/30/2025	$11,409	$11,416	$11,324	$11,399
7/31/2025	$11,460	$11,500	$11,373	$11,368
8/31/2025	$11,527	$11,570	$11,429	$11,504
9/30/2025	$11,587	$11,590	$11,470	$11,630

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	3.13%	1.44%	1.75%
Bloomberg Municipal Bond Short 1-5 Year Index	3.22%	1.33%	1.75%
Lipper Short Duration Municipal Debt Funds Average	3.11%	1.59%	1.63%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.79%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,645,941,158
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 5,131,802
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$1,645,941,158
# of Portfolio Holdings	266
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$5,131,802

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A21.88%
  A-8.68%
  A+16.53%
  AA12.90%
  AA-3.52%
  AA+10.40%
  AAA6.75%
  B0.66%
  BB0.28%
  BB+0.29%
  BBB3.18%
  BBB-4.21%
  BBB+5.60%
  NR5.12%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096637
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Tax Free Fund
Class Name	Class I
Trading Symbol	LISDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 3.08%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 3.22% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Short 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: An overweight allocation to A- and BBB-rated bonds contributed to relative performance. The Fund’s greater yield relative to the Bloomberg Municipal Bond Short 1-5 Year Index contributed to relative returns over the period.

Top detractors from the Fund’s performance: An overweight allocation to Variable Rate Demand Notes detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Short 1-5 Year Index	Lipper Short Duration Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,023	$10,027	$10,018	$10,002
11/30/2015	$10,015	$10,009	$10,008	$9,975
12/31/2015	$10,019	$10,008	$10,010	$9,943
1/31/2016	$10,073	$10,070	$10,046	$10,080
2/29/2016	$10,098	$10,102	$10,060	$10,151
3/31/2016	$10,076	$10,078	$10,046	$10,244
4/30/2016	$10,106	$10,103	$10,064	$10,284
5/31/2016	$10,098	$10,096	$10,059	$10,286
6/30/2016	$10,141	$10,144	$10,091	$10,471
7/31/2016	$10,171	$10,172	$10,106	$10,537
8/31/2016	$10,168	$10,160	$10,104	$10,525
9/30/2016	$10,147	$10,123	$10,086	$10,519
10/31/2016	$10,126	$10,113	$10,078	$10,439
11/30/2016	$9,956	$9,986	$9,990	$10,192
12/31/2016	$9,972	$10,015	$10,000	$10,206
1/31/2017	$10,034	$10,082	$10,035	$10,226
2/28/2017	$10,072	$10,137	$10,067	$10,295
3/31/2017	$10,076	$10,135	$10,069	$10,290
4/30/2017	$10,113	$10,168	$10,092	$10,369
5/31/2017	$10,162	$10,218	$10,125	$10,449
6/30/2017	$10,148	$10,192	$10,115	$10,438
7/31/2017	$10,184	$10,235	$10,144	$10,483
8/31/2017	$10,221	$10,276	$10,172	$10,577
9/30/2017	$10,200	$10,242	$10,159	$10,527
10/31/2017	$10,197	$10,240	$10,158	$10,533
11/30/2017	$10,137	$10,156	$10,117	$10,519
12/31/2017	$10,162	$10,176	$10,129	$10,568
1/31/2018	$10,148	$10,190	$10,135	$10,446
2/28/2018	$10,147	$10,193	$10,136	$10,347
3/31/2018	$10,147	$10,186	$10,134	$10,413
4/30/2018	$10,136	$10,161	$10,125	$10,336
5/31/2018	$10,189	$10,217	$10,161	$10,410
6/30/2018	$10,211	$10,254	$10,182	$10,397
7/31/2018	$10,232	$10,285	$10,202	$10,399
8/31/2018	$10,241	$10,281	$10,208	$10,466
9/30/2018	$10,217	$10,243	$10,189	$10,399
10/31/2018	$10,200	$10,238	$10,184	$10,317
11/30/2018	$10,244	$10,290	$10,217	$10,378
12/31/2018	$10,293	$10,356	$10,254	$10,569
1/31/2019	$10,343	$10,413	$10,293	$10,681
2/28/2019	$10,383	$10,448	$10,316	$10,675
3/31/2019	$10,447	$10,494	$10,355	$10,880
4/30/2019	$10,472	$10,496	$10,365	$10,883
5/31/2019	$10,544	$10,564	$10,411	$11,076
6/30/2019	$10,588	$10,611	$10,441	$11,215
7/31/2019	$10,640	$10,669	$10,480	$11,240
8/31/2019	$10,712	$10,698	$10,509	$11,531
9/30/2019	$10,662	$10,645	$10,486	$11,470
10/31/2019	$10,686	$10,690	$10,507	$11,504
11/30/2019	$10,709	$10,713	$10,523	$11,498
12/31/2019	$10,733	$10,735	$10,534	$11,490
1/31/2020	$10,823	$10,807	$10,584	$11,711
2/29/2020	$10,888	$10,845	$10,615	$11,922
3/31/2020	$10,559	$10,690	$10,480	$11,852
4/30/2020	$10,500	$10,705	$10,461	$12,063
5/31/2020	$10,658	$10,903	$10,572	$12,119
6/30/2020	$10,753	$10,925	$10,616	$12,195
7/31/2020	$10,850	$10,990	$10,664	$12,377
8/31/2020	$10,863	$10,989	$10,669	$12,277
9/30/2020	$10,862	$11,002	$10,675	$12,271
10/31/2020	$10,860	$10,985	$10,669	$12,216
11/30/2020	$10,920	$11,017	$10,702	$12,336
12/31/2020	$10,966	$11,038	$10,723	$12,353
1/31/2021	$11,025	$11,064	$10,747	$12,264
2/28/2021	$10,947	$11,020	$10,713	$12,087
3/31/2021	$10,971	$11,047	$10,724	$11,936
4/30/2021	$11,016	$11,072	$10,745	$12,030
5/31/2021	$11,026	$11,074	$10,754	$12,070
6/30/2021	$11,042	$11,075	$10,756	$12,155
7/31/2021	$11,079	$11,112	$10,776	$12,290
8/31/2021	$11,060	$11,108	$10,769	$12,267
9/30/2021	$11,021	$11,084	$10,744	$12,161
10/31/2021	$11,001	$11,068	$10,734	$12,157
11/30/2021	$11,024	$11,074	$10,744	$12,193
12/31/2021	$11,026	$11,078	$10,742	$12,162
1/31/2022	$10,861	$10,908	$10,639	$11,900
2/28/2022	$10,815	$10,879	$10,613	$11,767
3/31/2022	$10,656	$10,709	$10,510	$11,441
4/30/2022	$10,534	$10,606	$10,436	$11,006
5/31/2022	$10,601	$10,729	$10,495	$11,077
6/30/2022	$10,557	$10,718	$10,474	$10,904
7/31/2022	$10,660	$10,835	$10,551	$11,170
8/31/2022	$10,562	$10,700	$10,476	$10,854
9/30/2022	$10,408	$10,517	$10,372	$10,385
10/31/2022	$10,397	$10,515	$10,367	$10,251
11/30/2022	$10,547	$10,711	$10,495	$10,628
12/31/2022	$10,580	$10,727	$10,514	$10,580
1/31/2023	$10,696	$10,870	$10,612	$10,905
2/28/2023	$10,588	$10,715	$10,536	$10,623
3/31/2023	$10,699	$10,873	$10,630	$10,893
4/30/2023	$10,684	$10,827	$10,621	$10,959
5/31/2023	$10,656	$10,769	$10,603	$10,840
6/30/2023	$10,708	$10,834	$10,651	$10,801
7/31/2023	$10,732	$10,859	$10,676	$10,794
8/31/2023	$10,721	$10,835	$10,677	$10,725
9/30/2023	$10,668	$10,732	$10,624	$10,452
10/31/2023	$10,674	$10,745	$10,634	$10,287
11/30/2023	$10,839	$11,006	$10,807	$10,753
12/31/2023	$10,939	$11,111	$10,893	$11,165
1/31/2024	$10,944	$11,091	$10,903	$11,134
2/29/2024	$10,979	$11,103	$10,924	$10,977
3/31/2024	$10,992	$11,090	$10,936	$11,078
4/30/2024	$10,977	$11,051	$10,926	$10,798
5/31/2024	$10,990	$11,042	$10,940	$10,981
6/30/2024	$11,070	$11,128	$11,011	$11,086
7/31/2024	$11,149	$11,222	$11,081	$11,344
8/31/2024	$11,222	$11,329	$11,155	$11,507
9/30/2024	$11,296	$11,386	$11,203	$11,662
10/31/2024	$11,235	$11,322	$11,169	$11,372
11/30/2024	$11,317	$11,380	$11,224	$11,493
12/31/2024	$11,278	$11,341	$11,207	$11,304
1/31/2025	$11,336	$11,402	$11,259	$11,364
2/28/2025	$11,401	$11,472	$11,311	$11,614
3/31/2025	$11,355	$11,454	$11,301	$11,619
4/30/2025	$11,340	$11,414	$11,293	$11,665
5/31/2025	$11,392	$11,493	$11,343	$11,581
6/30/2025	$11,458	$11,575	$11,403	$11,759
7/31/2025	$11,517	$11,661	$11,453	$11,728
8/31/2025	$11,576	$11,731	$11,509	$11,868
9/30/2025	$11,644	$11,752	$11,551	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	3.08%	1.40%	1.53%
Bloomberg Municipal Bond Short 1-5 Year Index	3.22%	1.33%	1.63%
Lipper Short Duration Municipal Debt Funds Average	3.11%	1.59%	1.45%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,645,941,158
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 5,131,802
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$1,645,941,158
# of Portfolio Holdings	266
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$5,131,802

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A21.88%
  A-8.68%
  A+16.53%
  AA12.90%
  AA-3.52%
  AA+10.40%
  AAA6.75%
  B0.66%
  BB0.28%
  BB+0.29%
  BBB3.18%
  BBB-4.21%
  BBB+5.60%
  NR5.12%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020595
Shareholder Report [Line Items]
Fund Name	Lord Abbett New York Tax Free Fund
Class Name	Class A
Trading Symbol	LANYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.81%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned -0.24%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: Security selection with the Special Tax, Education, Leasing, and Transportation sectors contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve. An overweight allocation to non-investment grade bonds detracted from relative performance. An overweight allocation to the Tobacco and Education sectors and underweight allocation to the Housing sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg Municipal Bond Index	Lipper New York Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$9,773	$10,000	$10,000	$10,000
10/31/2015	$9,824	$10,040	$10,041	$10,002
11/30/2015	$9,867	$10,080	$10,088	$9,975
12/31/2015	$9,953	$10,151	$10,166	$9,943
1/31/2016	$10,082	$10,272	$10,263	$10,080
2/29/2016	$10,089	$10,288	$10,270	$10,151
3/31/2016	$10,131	$10,320	$10,321	$10,244
4/30/2016	$10,225	$10,396	$10,399	$10,284
5/31/2016	$10,274	$10,424	$10,451	$10,286
6/30/2016	$10,466	$10,590	$10,647	$10,471
7/31/2016	$10,472	$10,597	$10,633	$10,537
8/31/2016	$10,511	$10,611	$10,662	$10,525
9/30/2016	$10,462	$10,558	$10,617	$10,519
10/31/2016	$10,331	$10,447	$10,504	$10,439
11/30/2016	$9,912	$10,058	$10,119	$10,192
12/31/2016	$10,006	$10,176	$10,212	$10,206
1/31/2017	$10,083	$10,243	$10,259	$10,226
2/28/2017	$10,143	$10,314	$10,323	$10,295
3/31/2017	$10,156	$10,336	$10,357	$10,290
4/30/2017	$10,242	$10,411	$10,435	$10,369
5/31/2017	$10,392	$10,577	$10,580	$10,449
6/30/2017	$10,359	$10,539	$10,560	$10,438
7/31/2017	$10,427	$10,624	$10,617	$10,483
8/31/2017	$10,501	$10,705	$10,682	$10,577
9/30/2017	$10,429	$10,650	$10,631	$10,527
10/31/2017	$10,413	$10,676	$10,626	$10,533
11/30/2017	$10,352	$10,619	$10,573	$10,519
12/31/2017	$10,474	$10,730	$10,682	$10,568
1/31/2018	$10,356	$10,604	$10,580	$10,446
2/28/2018	$10,305	$10,572	$10,539	$10,347
3/31/2018	$10,373	$10,611	$10,592	$10,413
4/30/2018	$10,338	$10,573	$10,558	$10,336
5/31/2018	$10,463	$10,694	$10,688	$10,410
6/30/2018	$10,485	$10,703	$10,702	$10,397
7/31/2018	$10,488	$10,729	$10,718	$10,399
8/31/2018	$10,528	$10,757	$10,743	$10,466
9/30/2018	$10,466	$10,687	$10,672	$10,399
10/31/2018	$10,375	$10,622	$10,584	$10,317
11/30/2018	$10,465	$10,739	$10,668	$10,378
12/31/2018	$10,577	$10,868	$10,778	$10,569
1/31/2019	$10,647	$10,950	$10,844	$10,681
2/28/2019	$10,730	$11,009	$10,914	$10,675
3/31/2019	$10,934	$11,182	$11,105	$10,880
4/30/2019	$10,996	$11,224	$11,157	$10,883
5/31/2019	$11,163	$11,379	$11,314	$11,076
6/30/2019	$11,205	$11,421	$11,350	$11,215
7/31/2019	$11,285	$11,513	$11,427	$11,240
8/31/2019	$11,500	$11,695	$11,634	$11,531
9/30/2019	$11,406	$11,601	$11,551	$11,470
10/31/2019	$11,389	$11,622	$11,537	$11,504
11/30/2019	$11,401	$11,651	$11,561	$11,498
12/31/2019	$11,443	$11,687	$11,592	$11,490
1/31/2020	$11,688	$11,897	$11,811	$11,711
2/29/2020	$11,887	$12,050	$11,994	$11,922
3/31/2020	$11,165	$11,613	$11,381	$11,852
4/30/2020	$10,835	$11,467	$11,082	$12,063
5/31/2020	$11,220	$11,832	$11,445	$12,119
6/30/2020	$11,459	$11,929	$11,617	$12,195
7/31/2020	$11,649	$12,130	$11,804	$12,377
8/31/2020	$11,592	$12,073	$11,750	$12,277
9/30/2020	$11,544	$12,076	$11,716	$12,271
10/31/2020	$11,537	$12,040	$11,692	$12,216
11/30/2020	$11,807	$12,221	$11,937	$12,336
12/31/2020	$11,962	$12,296	$12,064	$12,353
1/31/2021	$12,113	$12,374	$12,183	$12,264
2/28/2021	$11,886	$12,177	$11,981	$12,087
3/31/2021	$11,978	$12,253	$12,068	$11,936
4/30/2021	$12,150	$12,355	$12,213	$12,030
5/31/2021	$12,252	$12,392	$12,317	$12,070
6/30/2021	$12,324	$12,426	$12,386	$12,155
7/31/2021	$12,426	$12,529	$12,482	$12,290
8/31/2021	$12,356	$12,483	$12,416	$12,267
9/30/2021	$12,226	$12,393	$12,306	$12,161
10/31/2021	$12,196	$12,357	$12,295	$12,157
11/30/2021	$12,350	$12,462	$12,422	$12,193
12/31/2021	$12,371	$12,482	$12,444	$12,162
1/31/2022	$11,974	$12,141	$12,094	$11,900
2/28/2022	$11,875	$12,097	$12,015	$11,767
3/31/2022	$11,416	$11,705	$11,597	$11,441
4/30/2022	$10,979	$11,381	$11,210	$11,006
5/31/2022	$11,135	$11,550	$11,366	$11,077
6/30/2022	$10,789	$11,361	$11,061	$10,904
7/31/2022	$11,143	$11,661	$11,391	$11,170
8/31/2022	$10,826	$11,406	$11,086	$10,854
9/30/2022	$10,281	$10,968	$10,609	$10,385
10/31/2022	$10,130	$10,877	$10,465	$10,251
11/30/2022	$10,760	$11,386	$11,056	$10,628
12/31/2022	$10,733	$11,418	$11,033	$10,580
1/31/2023	$11,167	$11,746	$11,423	$10,905
2/28/2023	$10,870	$11,480	$11,139	$10,623
3/31/2023	$11,106	$11,735	$11,365	$10,893
4/30/2023	$11,123	$11,708	$11,376	$10,959
5/31/2023	$11,054	$11,607	$11,311	$10,840
6/30/2023	$11,199	$11,723	$11,424	$10,801
7/31/2023	$11,226	$11,770	$11,449	$10,794
8/31/2023	$11,051	$11,600	$11,271	$10,725
9/30/2023	$10,685	$11,260	$10,905	$10,452
10/31/2023	$10,468	$11,164	$10,703	$10,287
11/30/2023	$11,248	$11,873	$11,500	$10,753
12/31/2023	$11,611	$12,149	$11,838	$11,165
1/31/2024	$11,608	$12,087	$11,830	$11,134
2/29/2024	$11,627	$12,102	$11,842	$10,977
3/31/2024	$11,635	$12,102	$11,846	$11,078
4/30/2024	$11,492	$11,952	$11,700	$10,798
5/31/2024	$11,478	$11,917	$11,709	$10,981
6/30/2024	$11,683	$12,100	$11,924	$11,086
7/31/2024	$11,780	$12,210	$12,024	$11,344
8/31/2024	$11,844	$12,306	$12,099	$11,507
9/30/2024	$11,963	$12,428	$12,227	$11,662
10/31/2024	$11,785	$12,247	$12,047	$11,372
11/30/2024	$12,016	$12,458	$12,262	$11,493
12/31/2024	$11,827	$12,277	$12,058	$11,304
1/31/2025	$11,837	$12,338	$12,073	$11,364
2/28/2025	$11,948	$12,461	$12,199	$11,614
3/31/2025	$11,713	$12,250	$11,943	$11,619
4/30/2025	$11,634	$12,151	$11,846	$11,665
5/31/2025	$11,555	$12,159	$11,751	$11,581
6/30/2025	$11,590	$12,234	$11,810	$11,759
7/31/2025	$11,477	$12,210	$11,713	$11,728
8/31/2025	$11,546	$12,316	$11,803	$11,868
9/30/2025	$11,934	$12,601	$12,195	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	(0.24%)	0.67%	2.02%
Class A with sales charge	(2.49%)	0.21%	1.78%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Lipper New York Municipal Debt Funds Average	(0.25%)	0.81%	2.00%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 584,787,933
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 2,602,315
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$584,787,933
# of Portfolio Holdings	290
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$2,602,315

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A10.03%
  A-4.19%
  A+3.54%
  AA12.20%
  AA-4.36%
  AA+11.94%
  AAA9.52%
  B-1.17%
  B+1.37%
  BB1.25%
  BB-0.67%
  BB+1.02%
  BBB10.19%
  BBB-13.79%
  BBB+7.07%
  CCC+0.28%
  NR7.41%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020596
Shareholder Report [Line Items]
Fund Name	Lord Abbett New York Tax Free Fund
Class Name	Class C
Trading Symbol	NYLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$143	1.44%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned -0.88%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: Security selection with the Special Tax, Education, Leasing, and Transportation sectors contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve. An overweight allocation to non-investment grade bonds detracted from relative performance. An overweight allocation to the Tobacco and Education sectors and underweight allocation to the Housing sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg Municipal Bond Index	Lipper New York Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,038	$10,040	$10,041	$10,002
11/30/2015	$10,085	$10,080	$10,088	$9,975
12/31/2015	$10,158	$10,151	$10,166	$9,943
1/31/2016	$10,285	$10,272	$10,263	$10,080
2/29/2016	$10,296	$10,288	$10,270	$10,151
3/31/2016	$10,333	$10,320	$10,321	$10,244
4/30/2016	$10,423	$10,396	$10,399	$10,284
5/31/2016	$10,468	$10,424	$10,451	$10,286
6/30/2016	$10,650	$10,590	$10,647	$10,471
7/31/2016	$10,658	$10,597	$10,633	$10,537
8/31/2016	$10,684	$10,611	$10,662	$10,525
9/30/2016	$10,637	$10,558	$10,617	$10,519
10/31/2016	$10,498	$10,447	$10,504	$10,439
11/30/2016	$10,066	$10,058	$10,119	$10,192
12/31/2016	$10,148	$10,176	$10,212	$10,206
1/31/2017	$10,229	$10,243	$10,259	$10,226
2/28/2017	$10,285	$10,314	$10,323	$10,295
3/31/2017	$10,293	$10,336	$10,357	$10,290
4/30/2017	$10,365	$10,411	$10,435	$10,369
5/31/2017	$10,511	$10,577	$10,580	$10,449
6/30/2017	$10,482	$10,539	$10,560	$10,438
7/31/2017	$10,545	$10,624	$10,617	$10,483
8/31/2017	$10,605	$10,705	$10,682	$10,577
9/30/2017	$10,536	$10,650	$10,631	$10,527
10/31/2017	$10,514	$10,676	$10,626	$10,533
11/30/2017	$10,447	$10,619	$10,573	$10,519
12/31/2017	$10,556	$10,730	$10,682	$10,568
1/31/2018	$10,440	$10,604	$10,580	$10,446
2/28/2018	$10,384	$10,572	$10,539	$10,347
3/31/2018	$10,446	$10,611	$10,592	$10,413
4/30/2018	$10,397	$10,573	$10,558	$10,336
5/31/2018	$10,526	$10,694	$10,688	$10,410
6/30/2018	$10,533	$10,703	$10,702	$10,397
7/31/2018	$10,531	$10,729	$10,718	$10,399
8/31/2018	$10,576	$10,757	$10,743	$10,466
9/30/2018	$10,498	$10,687	$10,672	$10,399
10/31/2018	$10,411	$10,622	$10,584	$10,317
11/30/2018	$10,496	$10,739	$10,668	$10,378
12/31/2018	$10,593	$10,868	$10,778	$10,569
1/31/2019	$10,658	$10,950	$10,844	$10,681
2/28/2019	$10,745	$11,009	$10,914	$10,675
3/31/2019	$10,935	$11,182	$11,105	$10,880
4/30/2019	$11,001	$11,224	$11,157	$10,883
5/31/2019	$11,153	$11,379	$11,314	$11,076
6/30/2019	$11,189	$11,421	$11,350	$11,215
7/31/2019	$11,263	$11,513	$11,427	$11,240
8/31/2019	$11,472	$11,695	$11,634	$11,531
9/30/2019	$11,373	$11,601	$11,551	$11,470
10/31/2019	$11,359	$11,622	$11,537	$11,504
11/30/2019	$11,366	$11,651	$11,561	$11,498
12/31/2019	$11,401	$11,687	$11,592	$11,490
1/31/2020	$11,630	$11,897	$11,811	$11,711
2/29/2020	$11,821	$12,050	$11,994	$11,922
3/31/2020	$11,096	$11,613	$11,381	$11,852
4/30/2020	$10,771	$11,467	$11,082	$12,063
5/31/2020	$11,138	$11,832	$11,445	$12,119
6/30/2020	$11,370	$11,929	$11,617	$12,195
7/31/2020	$11,562	$12,130	$11,804	$12,377
8/31/2020	$11,489	$12,073	$11,750	$12,277
9/30/2020	$11,446	$12,076	$11,716	$12,271
10/31/2020	$11,432	$12,040	$11,692	$12,216
11/30/2020	$11,694	$12,221	$11,937	$12,336
12/31/2020	$11,830	$12,296	$12,064	$12,353
1/31/2021	$11,973	$12,374	$12,183	$12,264
2/28/2021	$11,753	$12,177	$11,981	$12,087
3/31/2021	$11,827	$12,253	$12,068	$11,936
4/30/2021	$11,991	$12,355	$12,213	$12,030
5/31/2021	$12,085	$12,392	$12,317	$12,070
6/30/2021	$12,159	$12,426	$12,386	$12,155
7/31/2021	$12,253	$12,529	$12,482	$12,290
8/31/2021	$12,168	$12,483	$12,416	$12,267
9/30/2021	$12,033	$12,393	$12,306	$12,161
10/31/2021	$12,008	$12,357	$12,295	$12,157
11/30/2021	$12,142	$12,462	$12,422	$12,193
12/31/2021	$12,157	$12,482	$12,444	$12,162
1/31/2022	$11,769	$12,141	$12,094	$11,900
2/28/2022	$11,666	$12,097	$12,015	$11,767
3/31/2022	$11,199	$11,705	$11,597	$11,441
4/30/2022	$10,773	$11,381	$11,210	$11,006
5/31/2022	$10,911	$11,550	$11,366	$11,077
6/30/2022	$10,566	$11,361	$11,061	$10,904
7/31/2022	$10,907	$11,661	$11,391	$11,170
8/31/2022	$10,590	$11,406	$11,086	$10,854
9/30/2022	$10,061	$10,968	$10,609	$10,385
10/31/2022	$9,908	$10,877	$10,465	$10,251
11/30/2022	$10,509	$11,386	$11,056	$10,628
12/31/2022	$10,488	$11,418	$11,033	$10,580
1/31/2023	$10,907	$11,746	$11,423	$10,905
2/28/2023	$10,611	$11,480	$11,139	$10,623
3/31/2023	$10,836	$11,735	$11,365	$10,893
4/30/2023	$10,847	$11,708	$11,376	$10,959
5/31/2023	$10,774	$11,607	$11,311	$10,840
6/30/2023	$10,909	$11,723	$11,424	$10,801
7/31/2023	$10,930	$11,770	$11,449	$10,794
8/31/2023	$10,754	$11,600	$11,271	$10,725
9/30/2023	$10,392	$11,260	$10,905	$10,452
10/31/2023	$10,175	$11,164	$10,703	$10,287
11/30/2023	$10,929	$11,873	$11,500	$10,753
12/31/2023	$11,266	$12,149	$11,838	$11,165
1/31/2024	$11,257	$12,087	$11,830	$11,134
2/29/2024	$11,271	$12,102	$11,842	$10,977
3/31/2024	$11,272	$12,102	$11,846	$11,078
4/30/2024	$11,138	$11,952	$11,700	$10,798
5/31/2024	$11,119	$11,917	$11,709	$10,981
6/30/2024	$11,302	$12,100	$11,924	$11,086
7/31/2024	$11,389	$12,210	$12,024	$11,344
8/31/2024	$11,446	$12,306	$12,099	$11,507
9/30/2024	$11,566	$12,428	$12,227	$11,662
10/31/2024	$11,387	$12,247	$12,047	$11,372
11/30/2024	$11,594	$12,458	$12,262	$11,493
12/31/2024	$11,405	$12,277	$12,058	$11,304
1/31/2025	$11,408	$12,338	$12,073	$11,364
2/28/2025	$11,522	$12,461	$12,199	$11,614
3/31/2025	$11,288	$12,250	$11,943	$11,619
4/30/2025	$11,195	$12,151	$11,846	$11,665
5/31/2025	$11,113	$12,159	$11,751	$11,581
6/30/2025	$11,140	$12,234	$11,810	$11,759
7/31/2025	$11,036	$12,210	$11,713	$11,728
8/31/2025	$11,097	$12,316	$11,803	$11,868
9/30/2025	$11,464	$12,601	$12,195	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	(0.88%)	0.03%	1.38%
Class C with sales charge	(1.85%)	0.03%	1.38%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Lipper New York Municipal Debt Funds Average	(0.25%)	0.81%	2.00%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 584,787,933
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 2,602,315
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$584,787,933
# of Portfolio Holdings	290
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$2,602,315

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A10.03%
  A-4.19%
  A+3.54%
  AA12.20%
  AA-4.36%
  AA+11.94%
  AAA9.52%
  B-1.17%
  B+1.37%
  BB1.25%
  BB-0.67%
  BB+1.02%
  BBB10.19%
  BBB-13.79%
  BBB+7.07%
  CCC+0.28%
  NR7.41%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054748
Shareholder Report [Line Items]
Fund Name	Lord Abbett New York Tax Free Fund
Class Name	Class F
Trading Symbol	LNYFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$71	0.71%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned -0.14%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: Security selection with the Special Tax, Education, Leasing, and Transportation sectors contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve. An overweight allocation to non-investment grade bonds detracted from relative performance. An overweight allocation to the Tobacco and Education sectors and underweight allocation to the Housing sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg Municipal Bond Index	Lipper New York Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,053	$10,040	$10,041	$10,002
11/30/2015	$10,097	$10,080	$10,088	$9,975
12/31/2015	$10,186	$10,151	$10,166	$9,943
1/31/2016	$10,319	$10,272	$10,263	$10,080
2/29/2016	$10,327	$10,288	$10,270	$10,151
3/31/2016	$10,380	$10,320	$10,321	$10,244
4/30/2016	$10,468	$10,396	$10,399	$10,284
5/31/2016	$10,519	$10,424	$10,451	$10,286
6/30/2016	$10,717	$10,590	$10,647	$10,471
7/31/2016	$10,723	$10,597	$10,633	$10,537
8/31/2016	$10,764	$10,611	$10,662	$10,525
9/30/2016	$10,714	$10,558	$10,617	$10,519
10/31/2016	$10,591	$10,447	$10,504	$10,439
11/30/2016	$10,154	$10,058	$10,119	$10,192
12/31/2016	$10,251	$10,176	$10,212	$10,206
1/31/2017	$10,331	$10,243	$10,259	$10,226
2/28/2017	$10,393	$10,314	$10,323	$10,295
3/31/2017	$10,407	$10,336	$10,357	$10,290
4/30/2017	$10,496	$10,411	$10,435	$10,369
5/31/2017	$10,650	$10,577	$10,580	$10,449
6/30/2017	$10,618	$10,539	$10,560	$10,438
7/31/2017	$10,688	$10,624	$10,617	$10,483
8/31/2017	$10,764	$10,705	$10,682	$10,577
9/30/2017	$10,692	$10,650	$10,631	$10,527
10/31/2017	$10,676	$10,676	$10,626	$10,533
11/30/2017	$10,614	$10,619	$10,573	$10,519
12/31/2017	$10,741	$10,730	$10,682	$10,568
1/31/2018	$10,621	$10,604	$10,580	$10,446
2/28/2018	$10,569	$10,572	$10,539	$10,347
3/31/2018	$10,639	$10,611	$10,592	$10,413
4/30/2018	$10,605	$10,573	$10,558	$10,336
5/31/2018	$10,733	$10,694	$10,688	$10,410
6/30/2018	$10,757	$10,703	$10,702	$10,397
7/31/2018	$10,761	$10,729	$10,718	$10,399
8/31/2018	$10,804	$10,757	$10,743	$10,466
9/30/2018	$10,741	$10,687	$10,672	$10,399
10/31/2018	$10,648	$10,622	$10,584	$10,317
11/30/2018	$10,741	$10,739	$10,668	$10,378
12/31/2018	$10,857	$10,868	$10,778	$10,569
1/31/2019	$10,929	$10,950	$10,844	$10,681
2/28/2019	$11,015	$11,009	$10,914	$10,675
3/31/2019	$11,226	$11,182	$11,105	$10,880
4/30/2019	$11,290	$11,224	$11,157	$10,883
5/31/2019	$11,462	$11,379	$11,314	$11,076
6/30/2019	$11,506	$11,421	$11,350	$11,215
7/31/2019	$11,590	$11,513	$11,427	$11,240
8/31/2019	$11,811	$11,695	$11,634	$11,531
9/30/2019	$11,716	$11,601	$11,551	$11,470
10/31/2019	$11,709	$11,622	$11,537	$11,504
11/30/2019	$11,713	$11,651	$11,561	$11,498
12/31/2019	$11,756	$11,687	$11,592	$11,490
1/31/2020	$12,010	$11,897	$11,811	$11,711
2/29/2020	$12,214	$12,050	$11,994	$11,922
3/31/2020	$11,474	$11,613	$11,381	$11,852
4/30/2020	$11,136	$11,467	$11,082	$12,063
5/31/2020	$11,532	$11,832	$11,445	$12,119
6/30/2020	$11,779	$11,929	$11,617	$12,195
7/31/2020	$11,975	$12,130	$11,804	$12,377
8/31/2020	$11,917	$12,073	$11,750	$12,277
9/30/2020	$11,870	$12,076	$11,716	$12,271
10/31/2020	$11,863	$12,040	$11,692	$12,216
11/30/2020	$12,152	$12,221	$11,937	$12,336
12/31/2020	$12,301	$12,296	$12,064	$12,353
1/31/2021	$12,458	$12,374	$12,183	$12,264
2/28/2021	$12,226	$12,177	$11,981	$12,087
3/31/2021	$12,321	$12,253	$12,068	$11,936
4/30/2021	$12,499	$12,355	$12,213	$12,030
5/31/2021	$12,605	$12,392	$12,317	$12,070
6/30/2021	$12,680	$12,426	$12,386	$12,155
7/31/2021	$12,796	$12,529	$12,482	$12,290
8/31/2021	$12,715	$12,483	$12,416	$12,267
9/30/2021	$12,582	$12,393	$12,306	$12,161
10/31/2021	$12,553	$12,357	$12,295	$12,157
11/30/2021	$12,712	$12,462	$12,422	$12,193
12/31/2021	$12,735	$12,482	$12,444	$12,162
1/31/2022	$12,328	$12,141	$12,094	$11,900
2/28/2022	$12,226	$12,097	$12,015	$11,767
3/31/2022	$11,756	$11,705	$11,597	$11,441
4/30/2022	$11,306	$11,381	$11,210	$11,006
5/31/2022	$11,469	$11,550	$11,366	$11,077
6/30/2022	$11,102	$11,361	$11,061	$10,904
7/31/2022	$11,478	$11,661	$11,391	$11,170
8/31/2022	$11,142	$11,406	$11,086	$10,854
9/30/2022	$10,593	$10,968	$10,609	$10,385
10/31/2022	$10,438	$10,877	$10,465	$10,251
11/30/2022	$11,088	$11,386	$11,056	$10,628
12/31/2022	$11,062	$11,418	$11,033	$10,580
1/31/2023	$11,509	$11,746	$11,423	$10,905
2/28/2023	$11,204	$11,480	$11,139	$10,623
3/31/2023	$11,449	$11,735	$11,365	$10,893
4/30/2023	$11,466	$11,708	$11,376	$10,959
5/31/2023	$11,397	$11,607	$11,311	$10,840
6/30/2023	$11,546	$11,723	$11,424	$10,801
7/31/2023	$11,575	$11,770	$11,449	$10,794
8/31/2023	$11,396	$11,600	$11,271	$10,725
9/30/2023	$11,020	$11,260	$10,905	$10,452
10/31/2023	$10,797	$11,164	$10,703	$10,287
11/30/2023	$11,602	$11,873	$11,500	$10,753
12/31/2023	$11,977	$12,149	$11,838	$11,165
1/31/2024	$11,975	$12,087	$11,830	$11,134
2/29/2024	$11,996	$12,102	$11,842	$10,977
3/31/2024	$12,005	$12,102	$11,846	$11,078
4/30/2024	$11,858	$11,952	$11,700	$10,798
5/31/2024	$11,845	$11,917	$11,709	$10,981
6/30/2024	$12,058	$12,100	$11,924	$11,086
7/31/2024	$12,159	$12,210	$12,024	$11,344
8/31/2024	$12,226	$12,306	$12,099	$11,507
9/30/2024	$12,350	$12,428	$12,227	$11,662
10/31/2024	$12,167	$12,247	$12,047	$11,372
11/30/2024	$12,407	$12,458	$12,262	$11,493
12/31/2024	$12,212	$12,277	$12,058	$11,304
1/31/2025	$12,224	$12,338	$12,073	$11,364
2/28/2025	$12,340	$12,461	$12,199	$11,614
3/31/2025	$12,098	$12,250	$11,943	$11,619
4/30/2025	$12,018	$12,151	$11,846	$11,665
5/31/2025	$11,937	$12,159	$11,751	$11,581
6/30/2025	$11,974	$12,234	$11,810	$11,759
7/31/2025	$11,859	$12,210	$11,713	$11,728
8/31/2025	$11,931	$12,316	$11,803	$11,868
9/30/2025	$12,333	$12,601	$12,195	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	(0.14%)	0.77%	2.12%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Lipper New York Municipal Debt Funds Average	(0.25%)	0.81%	2.00%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 584,787,933
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 2,602,315
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$584,787,933
# of Portfolio Holdings	290
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$2,602,315

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A10.03%
  A-4.19%
  A+3.54%
  AA12.20%
  AA-4.36%
  AA+11.94%
  AAA9.52%
  B-1.17%
  B+1.37%
  BB1.25%
  BB-0.67%
  BB+1.02%
  BBB10.19%
  BBB-13.79%
  BBB+7.07%
  CCC+0.28%
  NR7.41%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188224
Shareholder Report [Line Items]
Fund Name	Lord Abbett New York Tax Free Fund
Class Name	Class F3
Trading Symbol	LONYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$56	0.56%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned -0.10%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: Security selection with the Special Tax, Education, Leasing, and Transportation sectors contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve. An overweight allocation to non-investment grade bonds detracted from relative performance. An overweight allocation to the Tobacco and Education sectors and underweight allocation to the Housing sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg Municipal Bond Index	Lipper New York Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,065	$10,060	$10,059	$10,051
5/31/2017	$10,214	$10,219	$10,199	$10,128
6/30/2017	$10,193	$10,183	$10,179	$10,118
7/31/2017	$10,261	$10,265	$10,234	$10,162
8/31/2017	$10,336	$10,343	$10,297	$10,253
9/30/2017	$10,267	$10,291	$10,248	$10,204
10/31/2017	$10,253	$10,316	$10,243	$10,210
11/30/2017	$10,194	$10,260	$10,192	$10,197
12/31/2017	$10,316	$10,368	$10,297	$10,244
1/31/2018	$10,202	$10,246	$10,199	$10,126
2/28/2018	$10,153	$10,215	$10,159	$10,030
3/31/2018	$10,222	$10,253	$10,210	$10,094
4/30/2018	$10,190	$10,216	$10,177	$10,019
5/31/2018	$10,315	$10,333	$10,302	$10,091
6/30/2018	$10,329	$10,342	$10,317	$10,078
7/31/2018	$10,343	$10,367	$10,331	$10,080
8/31/2018	$10,386	$10,394	$10,356	$10,145
9/30/2018	$10,317	$10,326	$10,287	$10,080
10/31/2018	$10,239	$10,263	$10,202	$10,000
11/30/2018	$10,329	$10,376	$10,284	$10,060
12/31/2018	$10,432	$10,501	$10,390	$10,245
1/31/2019	$10,513	$10,580	$10,453	$10,354
2/28/2019	$10,596	$10,637	$10,521	$10,348
3/31/2019	$10,791	$10,805	$10,705	$10,546
4/30/2019	$10,863	$10,845	$10,755	$10,549
5/31/2019	$11,020	$10,995	$10,906	$10,736
6/30/2019	$11,064	$11,035	$10,941	$10,871
7/31/2019	$11,155	$11,124	$11,015	$10,895
8/31/2019	$11,369	$11,300	$11,215	$11,177
9/30/2019	$11,278	$11,209	$11,135	$11,118
10/31/2019	$11,263	$11,229	$11,121	$11,151
11/30/2019	$11,278	$11,257	$11,144	$11,146
12/31/2019	$11,321	$11,292	$11,174	$11,138
1/31/2020	$11,566	$11,495	$11,385	$11,352
2/29/2020	$11,764	$11,643	$11,562	$11,557
3/31/2020	$11,052	$11,221	$10,971	$11,489
4/30/2020	$10,728	$11,080	$10,683	$11,693
5/31/2020	$11,111	$11,432	$11,032	$11,747
6/30/2020	$11,350	$11,526	$11,199	$11,821
7/31/2020	$11,540	$11,720	$11,378	$11,998
8/31/2020	$11,486	$11,665	$11,326	$11,901
9/30/2020	$11,441	$11,668	$11,293	$11,894
10/31/2020	$11,436	$11,633	$11,271	$11,841
11/30/2020	$11,706	$11,808	$11,507	$11,958
12/31/2020	$11,861	$11,880	$11,629	$11,974
1/31/2021	$12,013	$11,956	$11,744	$11,888
2/28/2021	$11,791	$11,766	$11,549	$11,716
3/31/2021	$11,874	$11,839	$11,633	$11,570
4/30/2021	$12,047	$11,938	$11,773	$11,662
5/31/2021	$12,150	$11,974	$11,873	$11,700
6/30/2021	$12,234	$12,007	$11,939	$11,782
7/31/2021	$12,337	$12,106	$12,032	$11,914
8/31/2021	$12,260	$12,062	$11,968	$11,891
9/30/2021	$12,144	$11,975	$11,863	$11,788
10/31/2021	$12,117	$11,940	$11,851	$11,785
11/30/2021	$12,261	$12,041	$11,974	$11,820
12/31/2021	$12,285	$12,061	$11,996	$11,789
1/31/2022	$11,903	$11,731	$11,658	$11,535
2/28/2022	$11,806	$11,688	$11,582	$11,407
3/31/2022	$11,343	$11,310	$11,179	$11,090
4/30/2022	$10,921	$10,997	$10,806	$10,669
5/31/2022	$11,068	$11,160	$10,956	$10,738
6/30/2022	$10,726	$10,977	$10,662	$10,569
7/31/2022	$11,080	$11,267	$10,980	$10,828
8/31/2022	$10,767	$11,020	$10,686	$10,522
9/30/2022	$10,238	$10,597	$10,227	$10,067
10/31/2022	$10,079	$10,509	$10,088	$9,937
11/30/2022	$10,708	$11,001	$10,657	$10,302
12/31/2022	$10,684	$11,032	$10,635	$10,256
1/31/2023	$11,128	$11,349	$11,011	$10,571
2/28/2023	$10,834	$11,093	$10,737	$10,298
3/31/2023	$11,072	$11,339	$10,955	$10,559
4/30/2023	$11,090	$11,313	$10,965	$10,623
5/31/2023	$11,014	$11,215	$10,904	$10,508
6/30/2023	$11,170	$11,327	$11,012	$10,470
7/31/2023	$11,200	$11,372	$11,037	$10,463
8/31/2023	$11,028	$11,208	$10,864	$10,396
9/30/2023	$10,654	$10,880	$10,512	$10,132
10/31/2023	$10,440	$10,787	$10,317	$9,972
11/30/2023	$11,231	$11,472	$11,085	$10,424
12/31/2023	$11,584	$11,739	$11,411	$10,823
1/31/2024	$11,584	$11,679	$11,404	$10,793
2/29/2024	$11,605	$11,694	$11,415	$10,640
3/31/2024	$11,616	$11,693	$11,419	$10,739
4/30/2024	$11,475	$11,548	$11,278	$10,467
5/31/2024	$11,474	$11,515	$11,287	$10,645
6/30/2024	$11,670	$11,691	$11,495	$10,746
7/31/2024	$11,769	$11,798	$11,591	$10,997
8/31/2024	$11,836	$11,891	$11,663	$11,155
9/30/2024	$11,969	$12,008	$11,786	$11,304
10/31/2024	$11,793	$11,833	$11,613	$11,024
11/30/2024	$12,015	$12,037	$11,819	$11,140
12/31/2024	$11,828	$11,862	$11,623	$10,958
1/31/2025	$11,840	$11,922	$11,638	$11,016
2/28/2025	$11,965	$12,040	$11,760	$11,258
3/31/2025	$11,732	$11,836	$11,512	$11,263
4/30/2025	$11,645	$11,741	$11,419	$11,307
5/31/2025	$11,568	$11,748	$11,327	$11,226
6/30/2025	$11,605	$11,821	$11,384	$11,399
7/31/2025	$11,506	$11,797	$11,290	$11,368
8/31/2025	$11,577	$11,900	$11,377	$11,504
9/30/2025	$11,957	$12,175	$11,756	$11,630

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	(0.10%)	0.89%	2.13%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.35%
Lipper New York Municipal Debt Funds Average	(0.25%)	0.81%	1.92%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.79%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 584,787,933
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 2,602,315
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$584,787,933
# of Portfolio Holdings	290
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$2,602,315

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A10.03%
  A-4.19%
  A+3.54%
  AA12.20%
  AA-4.36%
  AA+11.94%
  AAA9.52%
  B-1.17%
  B+1.37%
  BB1.25%
  BB-0.67%
  BB+1.02%
  BBB10.19%
  BBB-13.79%
  BBB+7.07%
  CCC+0.28%
  NR7.41%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096847
Shareholder Report [Line Items]
Fund Name	Lord Abbett New York Tax Free Fund
Class Name	Class I
Trading Symbol	NYLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	0.61%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned -0.14%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 1.39% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, contributed to relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: Security selection with the Special Tax, Education, Leasing, and Transportation sectors contributed to relative performance.

Top detractors from the Fund’s performance: The Fund’s longer duration positioning and overweight allocation to longer maturity bonds detracted from relative performance amid a rise in long-term rates with the steepening of the yield curve. An overweight allocation to non-investment grade bonds detracted from relative performance. An overweight allocation to the Tobacco and Education sectors and underweight allocation to the Housing sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Lipper New York Municipal Debt Funds Average	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,045	$10,040	$10,041	$10,002
11/30/2015	$10,099	$10,080	$10,088	$9,975
12/31/2015	$10,180	$10,151	$10,166	$9,943
1/31/2016	$10,314	$10,272	$10,263	$10,080
2/29/2016	$10,332	$10,288	$10,270	$10,151
3/31/2016	$10,375	$10,320	$10,321	$10,244
4/30/2016	$10,473	$10,396	$10,399	$10,284
5/31/2016	$10,526	$10,424	$10,451	$10,286
6/30/2016	$10,724	$10,590	$10,647	$10,471
7/31/2016	$10,731	$10,597	$10,633	$10,537
8/31/2016	$10,774	$10,611	$10,662	$10,525
9/30/2016	$10,725	$10,558	$10,617	$10,519
10/31/2016	$10,593	$10,447	$10,504	$10,439
11/30/2016	$10,166	$10,058	$10,119	$10,192
12/31/2016	$10,255	$10,176	$10,212	$10,206
1/31/2017	$10,345	$10,243	$10,259	$10,226
2/28/2017	$10,408	$10,314	$10,323	$10,295
3/31/2017	$10,423	$10,336	$10,357	$10,290
4/30/2017	$10,503	$10,411	$10,435	$10,369
5/31/2017	$10,659	$10,577	$10,580	$10,449
6/30/2017	$10,636	$10,539	$10,560	$10,438
7/31/2017	$10,707	$10,624	$10,617	$10,483
8/31/2017	$10,776	$10,705	$10,682	$10,577
9/30/2017	$10,713	$10,650	$10,631	$10,527
10/31/2017	$10,699	$10,676	$10,626	$10,533
11/30/2017	$10,637	$10,619	$10,573	$10,519
12/31/2017	$10,765	$10,730	$10,682	$10,568
1/31/2018	$10,646	$10,604	$10,580	$10,446
2/28/2018	$10,595	$10,572	$10,539	$10,347
3/31/2018	$10,666	$10,611	$10,592	$10,413
4/30/2018	$10,633	$10,573	$10,558	$10,336
5/31/2018	$10,762	$10,694	$10,688	$10,410
6/30/2018	$10,777	$10,703	$10,702	$10,397
7/31/2018	$10,791	$10,729	$10,718	$10,399
8/31/2018	$10,835	$10,757	$10,743	$10,466
9/30/2018	$10,763	$10,687	$10,672	$10,399
10/31/2018	$10,681	$10,622	$10,584	$10,317
11/30/2018	$10,775	$10,739	$10,668	$10,378
12/31/2018	$10,882	$10,868	$10,778	$10,569
1/31/2019	$10,966	$10,950	$10,844	$10,681
2/28/2019	$11,053	$11,009	$10,914	$10,675
3/31/2019	$11,255	$11,182	$11,105	$10,880
4/30/2019	$11,330	$11,224	$11,157	$10,883
5/31/2019	$11,494	$11,379	$11,314	$11,076
6/30/2019	$11,539	$11,421	$11,350	$11,215
7/31/2019	$11,634	$11,513	$11,427	$11,240
8/31/2019	$11,857	$11,695	$11,634	$11,531
9/30/2019	$11,763	$11,601	$11,551	$11,470
10/31/2019	$11,747	$11,622	$11,537	$11,504
11/30/2019	$11,762	$11,651	$11,561	$11,498
12/31/2019	$11,806	$11,687	$11,592	$11,490
1/31/2020	$12,062	$11,897	$11,811	$11,711
2/29/2020	$12,268	$12,050	$11,994	$11,922
3/31/2020	$11,526	$11,613	$11,381	$11,852
4/30/2020	$11,187	$11,467	$11,082	$12,063
5/31/2020	$11,586	$11,832	$11,445	$12,119
6/30/2020	$11,835	$11,929	$11,617	$12,195
7/31/2020	$12,032	$12,130	$11,804	$12,377
8/31/2020	$11,975	$12,073	$11,750	$12,277
9/30/2020	$11,928	$12,076	$11,716	$12,271
10/31/2020	$11,922	$12,040	$11,692	$12,216
11/30/2020	$12,204	$12,221	$11,937	$12,336
12/31/2020	$12,365	$12,296	$12,064	$12,353
1/31/2021	$12,523	$12,374	$12,183	$12,264
2/28/2021	$12,291	$12,177	$11,981	$12,087
3/31/2021	$12,377	$12,253	$12,068	$11,936
4/30/2021	$12,557	$12,355	$12,213	$12,030
5/31/2021	$12,675	$12,392	$12,317	$12,070
6/30/2021	$12,751	$12,426	$12,386	$12,155
7/31/2021	$12,859	$12,529	$12,482	$12,290
8/31/2021	$12,789	$12,483	$12,416	$12,267
9/30/2021	$12,657	$12,393	$12,306	$12,161
10/31/2021	$12,628	$12,357	$12,295	$12,157
11/30/2021	$12,789	$12,462	$12,422	$12,193
12/31/2021	$12,813	$12,482	$12,444	$12,162
1/31/2022	$12,405	$12,141	$12,094	$11,900
2/28/2022	$12,304	$12,097	$12,015	$11,767
3/31/2022	$11,831	$11,705	$11,597	$11,441
4/30/2022	$11,380	$11,381	$11,210	$11,006
5/31/2022	$11,534	$11,550	$11,366	$11,077
6/30/2022	$11,176	$11,361	$11,061	$10,904
7/31/2022	$11,545	$11,661	$11,391	$11,170
8/31/2022	$11,219	$11,406	$11,086	$10,854
9/30/2022	$10,666	$10,968	$10,609	$10,385
10/31/2022	$10,501	$10,877	$10,465	$10,251
11/30/2022	$11,156	$11,386	$11,056	$10,628
12/31/2022	$11,131	$11,418	$11,033	$10,580
1/31/2023	$11,593	$11,746	$11,423	$10,905
2/28/2023	$11,286	$11,480	$11,139	$10,623
3/31/2023	$11,534	$11,735	$11,365	$10,893
4/30/2023	$11,553	$11,708	$11,376	$10,959
5/31/2023	$11,473	$11,607	$11,311	$10,840
6/30/2023	$11,635	$11,723	$11,424	$10,801
7/31/2023	$11,666	$11,770	$11,449	$10,794
8/31/2023	$11,486	$11,600	$11,271	$10,725
9/30/2023	$11,097	$11,260	$10,905	$10,452
10/31/2023	$10,873	$11,164	$10,703	$10,287
11/30/2023	$11,696	$11,873	$11,500	$10,753
12/31/2023	$12,064	$12,149	$11,838	$11,165
1/31/2024	$12,063	$12,087	$11,830	$11,134
2/29/2024	$12,085	$12,102	$11,842	$10,977
3/31/2024	$12,096	$12,102	$11,846	$11,078
4/30/2024	$11,948	$11,952	$11,700	$10,798
5/31/2024	$11,948	$11,917	$11,709	$10,981
6/30/2024	$12,152	$12,100	$11,924	$11,086
7/31/2024	$12,254	$12,210	$12,024	$11,344
8/31/2024	$12,323	$12,306	$12,099	$11,507
9/30/2024	$12,461	$12,428	$12,227	$11,662
10/31/2024	$12,277	$12,247	$12,047	$11,372
11/30/2024	$12,509	$12,458	$12,262	$11,493
12/31/2024	$12,313	$12,277	$12,058	$11,304
1/31/2025	$12,326	$12,338	$12,073	$11,364
2/28/2025	$12,456	$12,461	$12,199	$11,614
3/31/2025	$12,212	$12,250	$11,943	$11,619
4/30/2025	$12,121	$12,151	$11,846	$11,665
5/31/2025	$12,041	$12,159	$11,751	$11,581
6/30/2025	$12,078	$12,234	$11,810	$11,759
7/31/2025	$11,975	$12,210	$11,713	$11,728
8/31/2025	$12,049	$12,316	$11,803	$11,868
9/30/2025	$12,444	$12,601	$12,195	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	(0.14%)	0.85%	2.21%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Lipper New York Municipal Debt Funds Average	(0.25%)	0.81%	2.00%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 584,787,933
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 2,602,315
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$584,787,933
# of Portfolio Holdings	290
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$2,602,315

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A10.03%
  A-4.19%
  A+3.54%
  AA12.20%
  AA-4.36%
  AA+11.94%
  AAA9.52%
  B-1.17%
  B+1.37%
  BB1.25%
  BB-0.67%
  BB+1.02%
  BBB10.19%
  BBB-13.79%
  BBB+7.07%
  CCC+0.28%
  NR7.41%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155633
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Income Municipal Bond Fund
Class Name	Class A
Trading Symbol	SDHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 3.13%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 3.34% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond 1-8 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, detracted from relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: There were no material contributors to relative performance over the period.

Top detractors from the Fund’s performance: Security selection within the Industrial Development sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg Municipal Bond 1-8 Year Index	Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$9,773	$10,000	$10,000	$10,000
10/31/2015	$9,861	$10,038	$10,050	$10,002
11/30/2015	$9,895	$10,031	$10,049	$9,975
12/31/2015	$9,950	$10,045	$10,021	$9,943
1/31/2016	$10,019	$10,135	$10,042	$10,080
2/29/2016	$10,055	$10,165	$10,092	$10,151
3/31/2016	$10,090	$10,141	$10,093	$10,244
4/30/2016	$10,158	$10,180	$10,119	$10,284
5/31/2016	$10,180	$10,170	$10,135	$10,286
6/30/2016	$10,281	$10,240	$10,275	$10,471
7/31/2016	$10,324	$10,268	$10,303	$10,537
8/31/2016	$10,357	$10,260	$10,325	$10,525
9/30/2016	$10,352	$10,229	$10,296	$10,519
10/31/2016	$10,300	$10,197	$10,251	$10,439
11/30/2016	$9,922	$9,993	$9,781	$10,192
12/31/2016	$9,930	$10,036	$9,778	$10,206
1/31/2017	$10,041	$10,114	$9,842	$10,226
2/28/2017	$10,099	$10,178	$9,889	$10,295
3/31/2017	$10,135	$10,182	$9,894	$10,290
4/30/2017	$10,219	$10,234	$10,002	$10,369
5/31/2017	$10,296	$10,314	$10,061	$10,449
6/30/2017	$10,312	$10,281	$10,056	$10,438
7/31/2017	$10,376	$10,340	$10,115	$10,483
8/31/2017	$10,480	$10,391	$10,210	$10,577
9/30/2017	$10,462	$10,341	$10,151	$10,527
10/31/2017	$10,450	$10,341	$10,173	$10,533
11/30/2017	$10,419	$10,245	$10,102	$10,519
12/31/2017	$10,457	$10,284	$10,100	$10,568
1/31/2018	$10,466	$10,268	$10,133	$10,446
2/28/2018	$10,463	$10,255	$10,122	$10,347
3/31/2018	$10,499	$10,253	$10,127	$10,413
4/30/2018	$10,481	$10,222	$10,202	$10,336
5/31/2018	$10,553	$10,299	$10,308	$10,410
6/30/2018	$10,584	$10,331	$10,359	$10,397
7/31/2018	$10,622	$10,367	$10,413	$10,399
8/31/2018	$10,660	$10,365	$10,444	$10,466
9/30/2018	$10,628	$10,319	$10,408	$10,399
10/31/2018	$10,590	$10,306	$10,406	$10,317
11/30/2018	$10,622	$10,377	$10,468	$10,378
12/31/2018	$10,676	$10,463	$10,545	$10,569
1/31/2019	$10,731	$10,542	$10,627	$10,681
2/28/2019	$10,815	$10,585	$10,676	$10,675
3/31/2019	$10,941	$10,651	$10,765	$10,880
4/30/2019	$10,982	$10,656	$10,784	$10,883
5/31/2019	$11,102	$10,752	$10,882	$11,076
6/30/2019	$11,157	$10,801	$10,938	$11,215
7/31/2019	$11,227	$10,874	$11,010	$11,240
8/31/2019	$11,368	$10,931	$11,093	$11,531
9/30/2019	$11,329	$10,858	$11,048	$11,470
10/31/2019	$11,347	$10,903	$11,093	$11,504
11/30/2019	$11,381	$10,926	$11,129	$11,498
12/31/2019	$11,429	$10,955	$11,176	$11,490
1/31/2020	$11,607	$11,065	$11,311	$11,711
2/29/2020	$11,748	$11,121	$11,403	$11,922
3/31/2020	$10,791	$10,886	$10,937	$11,852
4/30/2020	$10,617	$10,881	$10,862	$12,063
5/31/2020	$10,833	$11,132	$11,081	$12,119
6/30/2020	$11,118	$11,170	$11,193	$12,195
7/31/2020	$11,285	$11,272	$11,331	$12,377
8/31/2020	$11,310	$11,266	$11,350	$12,277
9/30/2020	$11,315	$11,279	$11,374	$12,271
10/31/2020	$11,311	$11,259	$11,376	$12,216
11/30/2020	$11,502	$11,318	$11,464	$12,336
12/31/2020	$11,675	$11,351	$11,576	$12,353
1/31/2021	$11,886	$11,385	$11,667	$12,264
2/28/2021	$11,789	$11,299	$11,601	$12,087
3/31/2021	$11,847	$11,337	$11,662	$11,936
4/30/2021	$11,958	$11,376	$11,732	$12,030
5/31/2021	$12,022	$11,379	$11,775	$12,070
6/30/2021	$12,102	$11,381	$11,826	$12,155
7/31/2021	$12,195	$11,438	$11,901	$12,290
8/31/2021	$12,167	$11,431	$11,908	$12,267
9/30/2021	$12,078	$11,388	$11,874	$12,161
10/31/2021	$12,041	$11,362	$11,862	$12,157
11/30/2021	$12,127	$11,380	$11,903	$12,193
12/31/2021	$12,152	$11,391	$11,929	$12,162
1/31/2022	$11,862	$11,171	$11,737	$11,900
2/28/2022	$11,773	$11,137	$11,710	$11,767
3/31/2022	$11,418	$10,920	$11,507	$11,441
4/30/2022	$11,150	$10,775	$11,356	$11,006
5/31/2022	$11,196	$10,915	$11,460	$11,077
6/30/2022	$11,006	$10,889	$11,409	$10,904
7/31/2022	$11,224	$11,054	$11,582	$11,170
8/31/2022	$11,104	$10,895	$11,442	$10,854
9/30/2022	$10,767	$10,651	$11,170	$10,385
10/31/2022	$10,679	$10,635	$11,158	$10,251
11/30/2022	$10,982	$10,888	$11,414	$10,628
12/31/2022	$11,022	$10,922	$11,451	$10,580
1/31/2023	$11,250	$11,107	$11,655	$10,905
2/28/2023	$11,134	$10,924	$11,507	$10,623
3/31/2023	$11,207	$11,105	$11,659	$10,893
4/30/2023	$11,216	$11,061	$11,654	$10,959
5/31/2023	$11,146	$10,979	$11,594	$10,840
6/30/2023	$11,269	$11,049	$11,681	$10,801
7/31/2023	$11,312	$11,081	$11,735	$10,794
8/31/2023	$11,267	$11,025	$11,691	$10,725
9/30/2023	$11,118	$10,872	$11,559	$10,452
10/31/2023	$11,019	$10,865	$11,530	$10,287
11/30/2023	$11,316	$11,219	$11,886	$10,753
12/31/2023	$11,484	$11,368	$12,052	$11,165
1/31/2024	$11,538	$11,338	$12,050	$11,134
2/29/2024	$11,601	$11,348	$12,088	$10,977
3/31/2024	$11,664	$11,335	$12,117	$11,078
4/30/2024	$11,636	$11,262	$12,079	$10,798
5/31/2024	$11,683	$11,216	$12,072	$10,981
6/30/2024	$11,797	$11,322	$12,204	$11,086
7/31/2024	$11,877	$11,428	$12,308	$11,344
8/31/2024	$11,967	$11,554	$12,454	$11,507
9/30/2024	$12,091	$11,626	$12,531	$11,662
10/31/2024	$12,046	$11,523	$12,438	$11,372
11/30/2024	$12,145	$11,606	$12,538	$11,493
12/31/2024	$12,075	$11,538	$12,477	$11,304
1/31/2025	$12,158	$11,610	$12,562	$11,364
2/28/2025	$12,258	$11,701	$12,655	$11,614
3/31/2025	$12,154	$11,643	$12,626	$11,619
4/30/2025	$12,076	$11,588	$12,556	$11,665
5/31/2025	$12,126	$11,685	$12,659	$11,581
6/30/2025	$12,220	$11,780	$12,756	$11,759
7/31/2025	$12,184	$11,862	$12,676	$11,728
8/31/2025	$12,278	$11,951	$12,779	$11,868
9/30/2025	$12,469	$12,014	$12,877	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	3.13%	1.96%	2.47%
Class A with sales charge	0.82%	1.50%	2.23%
Bloomberg Municipal Bond 1-8 Year Index	3.34%	1.27%	1.85%
Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	2.77%	2.51%	2.56%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,338,434,325
Holdings Count | Holding	474
Advisory Fees Paid, Amount	$ 5,569,163
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$2,338,434,325
# of Portfolio Holdings	474
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$5,569,163

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A4.48%
  A-2.55%
  A+5.73%
  AA1.05%
  AA-3.50%
  AA+2.11%
  AAA0.21%
  B1.51%
  B-2.18%
  B+3.60%
  BB3.99%
  BB-3.47%
  BB+13.58%
  BBB9.24%
  BBB-3.94%
  BBB+6.55%
  CCC+0.48%
  NR31.83%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155634
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Income Municipal Bond Fund
Class Name	Class C
Trading Symbol	SDHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$132	1.30%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 2.47%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 3.34% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond 1-8 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, detracted from relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: There were no material contributors to relative performance over the period.

Top detractors from the Fund’s performance: Security selection within the Industrial Development sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg Municipal Bond 1-8 Year Index	Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,084	$10,038	$10,050	$10,002
11/30/2015	$10,112	$10,031	$10,049	$9,975
12/31/2015	$10,161	$10,045	$10,021	$9,943
1/31/2016	$10,224	$10,135	$10,042	$10,080
2/29/2016	$10,261	$10,165	$10,092	$10,151
3/31/2016	$10,284	$10,141	$10,093	$10,244
4/30/2016	$10,354	$10,180	$10,119	$10,284
5/31/2016	$10,369	$10,170	$10,135	$10,286
6/30/2016	$10,466	$10,240	$10,275	$10,471
7/31/2016	$10,502	$10,268	$10,303	$10,537
8/31/2016	$10,523	$10,260	$10,325	$10,525
9/30/2016	$10,511	$10,229	$10,296	$10,519
10/31/2016	$10,452	$10,197	$10,251	$10,439
11/30/2016	$10,061	$9,993	$9,781	$10,192
12/31/2016	$10,063	$10,036	$9,778	$10,206
1/31/2017	$10,169	$10,114	$9,842	$10,226
2/28/2017	$10,222	$10,178	$9,889	$10,295
3/31/2017	$10,252	$10,182	$9,894	$10,290
4/30/2017	$10,331	$10,234	$10,002	$10,369
5/31/2017	$10,402	$10,314	$10,061	$10,449
6/30/2017	$10,412	$10,281	$10,056	$10,438
7/31/2017	$10,470	$10,340	$10,115	$10,483
8/31/2017	$10,569	$10,391	$10,210	$10,577
9/30/2017	$10,544	$10,341	$10,151	$10,527
10/31/2017	$10,526	$10,341	$10,173	$10,533
11/30/2017	$10,488	$10,245	$10,102	$10,519
12/31/2017	$10,521	$10,284	$10,100	$10,568
1/31/2018	$10,524	$10,268	$10,133	$10,446
2/28/2018	$10,522	$10,255	$10,122	$10,347
3/31/2018	$10,546	$10,253	$10,127	$10,413
4/30/2018	$10,522	$10,222	$10,202	$10,336
5/31/2018	$10,588	$10,299	$10,308	$10,410
6/30/2018	$10,621	$10,331	$10,359	$10,397
7/31/2018	$10,646	$10,367	$10,413	$10,399
8/31/2018	$10,678	$10,365	$10,444	$10,466
9/30/2018	$10,648	$10,319	$10,408	$10,399
10/31/2018	$10,603	$10,306	$10,406	$10,317
11/30/2018	$10,623	$10,377	$10,468	$10,378
12/31/2018	$10,672	$10,463	$10,545	$10,569
1/31/2019	$10,727	$10,542	$10,627	$10,681
2/28/2019	$10,799	$10,585	$10,676	$10,675
3/31/2019	$10,919	$10,651	$10,765	$10,880
4/30/2019	$10,961	$10,656	$10,784	$10,883
5/31/2019	$11,067	$10,752	$10,882	$11,076
6/30/2019	$11,116	$10,801	$10,938	$11,215
7/31/2019	$11,179	$10,874	$11,010	$11,240
8/31/2019	$11,314	$10,931	$11,093	$11,531
9/30/2019	$11,276	$10,858	$11,048	$11,470
10/31/2019	$11,281	$10,903	$11,093	$11,504
11/30/2019	$11,308	$10,926	$11,129	$11,498
12/31/2019	$11,349	$10,955	$11,176	$11,490
1/31/2020	$11,527	$11,065	$11,311	$11,711
2/29/2020	$11,654	$11,121	$11,403	$11,922
3/31/2020	$10,705	$10,886	$10,937	$11,852
4/30/2020	$10,527	$10,881	$10,862	$12,063
5/31/2020	$10,728	$11,132	$11,081	$12,119
6/30/2020	$11,005	$11,170	$11,193	$12,195
7/31/2020	$11,163	$11,272	$11,331	$12,377
8/31/2020	$11,182	$11,266	$11,350	$12,277
9/30/2020	$11,180	$11,279	$11,374	$12,271
10/31/2020	$11,178	$11,259	$11,376	$12,216
11/30/2020	$11,352	$11,318	$11,464	$12,336
12/31/2020	$11,517	$11,351	$11,576	$12,353
1/31/2021	$11,719	$11,385	$11,667	$12,264
2/28/2021	$11,617	$11,299	$11,601	$12,087
3/31/2021	$11,675	$11,337	$11,662	$11,936
4/30/2021	$11,770	$11,376	$11,732	$12,030
5/31/2021	$11,827	$11,379	$11,775	$12,070
6/30/2021	$11,899	$11,381	$11,826	$12,155
7/31/2021	$11,984	$11,438	$11,901	$12,290
8/31/2021	$11,948	$11,431	$11,908	$12,267
9/30/2021	$11,854	$11,388	$11,874	$12,161
10/31/2021	$11,811	$11,362	$11,862	$12,157
11/30/2021	$11,889	$11,380	$11,903	$12,193
12/31/2021	$11,906	$11,391	$11,929	$12,162
1/31/2022	$11,615	$11,171	$11,737	$11,900
2/28/2022	$11,522	$11,137	$11,710	$11,767
3/31/2022	$11,167	$10,920	$11,507	$11,441
4/30/2022	$10,899	$10,775	$11,356	$11,006
5/31/2022	$10,938	$10,915	$11,460	$11,077
6/30/2022	$10,745	$10,889	$11,409	$10,904
7/31/2022	$10,952	$11,054	$11,582	$11,170
8/31/2022	$10,836	$10,895	$11,442	$10,854
9/30/2022	$10,494	$10,651	$11,170	$10,385
10/31/2022	$10,409	$10,635	$11,158	$10,251
11/30/2022	$10,699	$10,888	$11,414	$10,628
12/31/2022	$10,724	$10,922	$11,451	$10,580
1/31/2023	$10,948	$11,107	$11,655	$10,905
2/28/2023	$10,829	$10,924	$11,507	$10,623
3/31/2023	$10,886	$11,105	$11,659	$10,893
4/30/2023	$10,889	$11,061	$11,654	$10,959
5/31/2023	$10,823	$10,979	$11,594	$10,840
6/30/2023	$10,929	$11,049	$11,681	$10,801
7/31/2023	$10,964	$11,081	$11,735	$10,794
8/31/2023	$10,915	$11,025	$11,691	$10,725
9/30/2023	$10,765	$10,872	$11,559	$10,452
10/31/2023	$10,663	$10,865	$11,530	$10,287
11/30/2023	$10,953	$11,219	$11,886	$10,753
12/31/2023	$11,102	$11,368	$12,052	$11,165
1/31/2024	$11,149	$11,338	$12,050	$11,134
2/29/2024	$11,204	$11,348	$12,088	$10,977
3/31/2024	$11,267	$11,335	$12,117	$11,078
4/30/2024	$11,234	$11,262	$12,079	$10,798
5/31/2024	$11,266	$11,216	$12,072	$10,981
6/30/2024	$11,370	$11,322	$12,204	$11,086
7/31/2024	$11,442	$11,428	$12,308	$11,344
8/31/2024	$11,522	$11,554	$12,454	$11,507
9/30/2024	$11,636	$11,626	$12,531	$11,662
10/31/2024	$11,587	$11,523	$12,438	$11,372
11/30/2024	$11,675	$11,606	$12,538	$11,493
12/31/2024	$11,602	$11,538	$12,477	$11,304
1/31/2025	$11,675	$11,610	$12,562	$11,364
2/28/2025	$11,766	$11,701	$12,655	$11,614
3/31/2025	$11,660	$11,643	$12,626	$11,619
4/30/2025	$11,579	$11,588	$12,556	$11,665
5/31/2025	$11,620	$11,685	$12,659	$11,581
6/30/2025	$11,704	$11,780	$12,756	$11,759
7/31/2025	$11,671	$11,862	$12,676	$11,728
8/31/2025	$11,747	$11,951	$12,779	$11,868
9/30/2025	$11,922	$12,014	$12,877	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	2.47%	1.29%	1.77%
Class C with sales charge	1.48%	1.29%	1.77%
Bloomberg Municipal Bond 1-8 Year Index	3.34%	1.27%	1.85%
Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	2.77%	2.51%	2.56%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,338,434,325
Holdings Count | Holding	474
Advisory Fees Paid, Amount	$ 5,569,163
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$2,338,434,325
# of Portfolio Holdings	474
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$5,569,163

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A4.48%
  A-2.55%
  A+5.73%
  AA1.05%
  AA-3.50%
  AA+2.11%
  AAA0.21%
  B1.51%
  B-2.18%
  B+3.60%
  BB3.99%
  BB-3.47%
  BB+13.58%
  BBB9.24%
  BBB-3.94%
  BBB+6.55%
  CCC+0.48%
  NR31.83%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155635
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Income Municipal Bond Fund
Class Name	Class F
Trading Symbol	SDHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 3.23%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 3.34% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond 1-8 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, detracted from relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: There were no material contributors to relative performance over the period.

Top detractors from the Fund’s performance: Security selection within the Industrial Development sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg Municipal Bond 1-8 Year Index	Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,091	$10,038	$10,050	$10,002
11/30/2015	$10,127	$10,031	$10,049	$9,975
12/31/2015	$10,184	$10,045	$10,021	$9,943
1/31/2016	$10,255	$10,135	$10,042	$10,080
2/29/2016	$10,293	$10,165	$10,092	$10,151
3/31/2016	$10,329	$10,141	$10,093	$10,244
4/30/2016	$10,400	$10,180	$10,119	$10,284
5/31/2016	$10,423	$10,170	$10,135	$10,286
6/30/2016	$10,528	$10,240	$10,275	$10,471
7/31/2016	$10,572	$10,268	$10,303	$10,537
8/31/2016	$10,607	$10,260	$10,325	$10,525
9/30/2016	$10,603	$10,229	$10,296	$10,519
10/31/2016	$10,551	$10,197	$10,251	$10,439
11/30/2016	$10,164	$9,993	$9,781	$10,192
12/31/2016	$10,173	$10,036	$9,778	$10,206
1/31/2017	$10,287	$10,114	$9,842	$10,226
2/28/2017	$10,347	$10,178	$9,889	$10,295
3/31/2017	$10,385	$10,182	$9,894	$10,290
4/30/2017	$10,472	$10,234	$10,002	$10,369
5/31/2017	$10,552	$10,314	$10,061	$10,449
6/30/2017	$10,569	$10,281	$10,056	$10,438
7/31/2017	$10,636	$10,340	$10,115	$10,483
8/31/2017	$10,743	$10,391	$10,210	$10,577
9/30/2017	$10,726	$10,341	$10,151	$10,527
10/31/2017	$10,715	$10,341	$10,173	$10,533
11/30/2017	$10,683	$10,245	$10,102	$10,519
12/31/2017	$10,723	$10,284	$10,100	$10,568
1/31/2018	$10,733	$10,268	$10,133	$10,446
2/28/2018	$10,731	$10,255	$10,122	$10,347
3/31/2018	$10,769	$10,253	$10,127	$10,413
4/30/2018	$10,751	$10,222	$10,202	$10,336
5/31/2018	$10,826	$10,299	$10,308	$10,410
6/30/2018	$10,859	$10,331	$10,359	$10,397
7/31/2018	$10,899	$10,367	$10,413	$10,399
8/31/2018	$10,938	$10,365	$10,444	$10,466
9/30/2018	$10,907	$10,319	$10,408	$10,399
10/31/2018	$10,868	$10,306	$10,406	$10,317
11/30/2018	$10,902	$10,377	$10,468	$10,378
12/31/2018	$10,959	$10,463	$10,545	$10,569
1/31/2019	$11,016	$10,542	$10,627	$10,681
2/28/2019	$11,103	$10,585	$10,676	$10,675
3/31/2019	$11,233	$10,651	$10,765	$10,880
4/30/2019	$11,276	$10,656	$10,784	$10,883
5/31/2019	$11,400	$10,752	$10,882	$11,076
6/30/2019	$11,458	$10,801	$10,938	$11,215
7/31/2019	$11,530	$10,874	$11,010	$11,240
8/31/2019	$11,676	$10,931	$11,093	$11,531
9/30/2019	$11,637	$10,858	$11,048	$11,470
10/31/2019	$11,657	$10,903	$11,093	$11,504
11/30/2019	$11,692	$10,926	$11,129	$11,498
12/31/2019	$11,743	$10,955	$11,176	$11,490
1/31/2020	$11,927	$11,065	$11,311	$11,711
2/29/2020	$12,073	$11,121	$11,403	$11,922
3/31/2020	$11,089	$10,886	$10,937	$11,852
4/30/2020	$10,912	$10,881	$10,862	$12,063
5/31/2020	$11,135	$11,132	$11,081	$12,119
6/30/2020	$11,429	$11,170	$11,193	$12,195
7/31/2020	$11,601	$11,272	$11,331	$12,377
8/31/2020	$11,621	$11,266	$11,350	$12,277
9/30/2020	$11,634	$11,279	$11,374	$12,271
10/31/2020	$11,631	$11,259	$11,376	$12,216
11/30/2020	$11,820	$11,318	$11,464	$12,336
12/31/2020	$12,007	$11,351	$11,576	$12,353
1/31/2021	$12,217	$11,385	$11,667	$12,264
2/28/2021	$12,125	$11,299	$11,601	$12,087
3/31/2021	$12,186	$11,337	$11,662	$11,936
4/30/2021	$12,293	$11,376	$11,732	$12,030
5/31/2021	$12,369	$11,379	$11,775	$12,070
6/30/2021	$12,452	$11,381	$11,826	$12,155
7/31/2021	$12,541	$11,438	$11,901	$12,290
8/31/2021	$12,520	$11,431	$11,908	$12,267
9/30/2021	$12,430	$11,388	$11,874	$12,161
10/31/2021	$12,393	$11,362	$11,862	$12,157
11/30/2021	$12,482	$11,380	$11,903	$12,193
12/31/2021	$12,501	$11,391	$11,929	$12,162
1/31/2022	$12,212	$11,171	$11,737	$11,900
2/28/2022	$12,121	$11,137	$11,710	$11,767
3/31/2022	$11,756	$10,920	$11,507	$11,441
4/30/2022	$11,481	$10,775	$11,356	$11,006
5/31/2022	$11,530	$10,915	$11,460	$11,077
6/30/2022	$11,334	$10,889	$11,409	$10,904
7/31/2022	$11,561	$11,054	$11,582	$11,170
8/31/2022	$11,445	$10,895	$11,442	$10,854
9/30/2022	$11,091	$10,651	$11,170	$10,385
10/31/2022	$11,001	$10,635	$11,158	$10,251
11/30/2022	$11,315	$10,888	$11,414	$10,628
12/31/2022	$11,357	$10,922	$11,451	$10,580
1/31/2023	$11,593	$11,107	$11,655	$10,905
2/28/2023	$11,474	$10,924	$11,507	$10,623
3/31/2023	$11,550	$11,105	$11,659	$10,893
4/30/2023	$11,560	$11,061	$11,654	$10,959
5/31/2023	$11,489	$10,979	$11,594	$10,840
6/30/2023	$11,617	$11,049	$11,681	$10,801
7/31/2023	$11,662	$11,081	$11,735	$10,794
8/31/2023	$11,617	$11,025	$11,691	$10,725
9/30/2023	$11,464	$10,872	$11,559	$10,452
10/31/2023	$11,362	$10,865	$11,530	$10,287
11/30/2023	$11,669	$11,219	$11,886	$10,753
12/31/2023	$11,844	$11,368	$12,052	$11,165
1/31/2024	$11,901	$11,338	$12,050	$11,134
2/29/2024	$11,967	$11,348	$12,088	$10,977
3/31/2024	$12,032	$11,335	$12,117	$11,078
4/30/2024	$12,004	$11,262	$12,079	$10,798
5/31/2024	$12,054	$11,216	$12,072	$10,981
6/30/2024	$12,172	$11,322	$12,204	$11,086
7/31/2024	$12,257	$11,428	$12,308	$11,344
8/31/2024	$12,350	$11,554	$12,454	$11,507
9/30/2024	$12,479	$11,626	$12,531	$11,662
10/31/2024	$12,434	$11,523	$12,438	$11,372
11/30/2024	$12,537	$11,606	$12,538	$11,493
12/31/2024	$12,466	$11,538	$12,477	$11,304
1/31/2025	$12,543	$11,610	$12,562	$11,364
2/28/2025	$12,656	$11,701	$12,655	$11,614
3/31/2025	$12,550	$11,643	$12,626	$11,619
4/30/2025	$12,471	$11,588	$12,556	$11,665
5/31/2025	$12,524	$11,685	$12,659	$11,581
6/30/2025	$12,621	$11,780	$12,756	$11,759
7/31/2025	$12,585	$11,862	$12,676	$11,728
8/31/2025	$12,684	$11,951	$12,779	$11,868
9/30/2025	$12,882	$12,014	$12,877	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	3.23%	2.06%	2.56%
Bloomberg Municipal Bond 1-8 Year Index	3.34%	1.27%	1.85%
Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	2.77%	2.51%	2.56%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,338,434,325
Holdings Count | Holding	474
Advisory Fees Paid, Amount	$ 5,569,163
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$2,338,434,325
# of Portfolio Holdings	474
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$5,569,163

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A4.48%
  A-2.55%
  A+5.73%
  AA1.05%
  AA-3.50%
  AA+2.11%
  AAA0.21%
  B1.51%
  B-2.18%
  B+3.60%
  BB3.99%
  BB-3.47%
  BB+13.58%
  BBB9.24%
  BBB-3.94%
  BBB+6.55%
  CCC+0.48%
  NR31.83%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188229
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Income Municipal Bond Fund
Class Name	Class F3
Trading Symbol	HYMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 3.38%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 3.34% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond 1-8 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, detracted from relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: There were no material contributors to relative performance over the period.

Top detractors from the Fund’s performance: Security selection within the Industrial Development sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg Municipal Bond 1-8 Year Index	Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,082	$10,044	$10,111	$10,051
5/31/2017	$10,160	$10,123	$10,170	$10,128
6/30/2017	$10,179	$10,091	$10,165	$10,118
7/31/2017	$10,244	$10,149	$10,225	$10,162
8/31/2017	$10,349	$10,199	$10,321	$10,253
9/30/2017	$10,333	$10,149	$10,262	$10,204
10/31/2017	$10,324	$10,150	$10,284	$10,210
11/30/2017	$10,295	$10,055	$10,212	$10,197
12/31/2017	$10,341	$10,094	$10,210	$10,244
1/31/2018	$10,345	$10,078	$10,243	$10,126
2/28/2018	$10,351	$10,065	$10,232	$10,030
3/31/2018	$10,382	$10,063	$10,237	$10,094
4/30/2018	$10,374	$10,033	$10,313	$10,019
5/31/2018	$10,440	$10,108	$10,420	$10,091
6/30/2018	$10,480	$10,140	$10,472	$10,078
7/31/2018	$10,520	$10,175	$10,527	$10,080
8/31/2018	$10,553	$10,173	$10,558	$10,145
9/30/2018	$10,531	$10,128	$10,522	$10,080
10/31/2018	$10,495	$10,115	$10,519	$10,000
11/30/2018	$10,522	$10,185	$10,582	$10,060
12/31/2018	$10,578	$10,270	$10,660	$10,245
1/31/2019	$10,641	$10,347	$10,743	$10,354
2/28/2019	$10,720	$10,389	$10,792	$10,348
3/31/2019	$10,847	$10,453	$10,882	$10,546
4/30/2019	$10,897	$10,459	$10,902	$10,549
5/31/2019	$11,011	$10,553	$11,001	$10,736
6/30/2019	$11,068	$10,601	$11,057	$10,871
7/31/2019	$11,139	$10,673	$11,130	$10,895
8/31/2019	$11,282	$10,728	$11,214	$11,177
9/30/2019	$11,253	$10,657	$11,168	$11,118
10/31/2019	$11,266	$10,701	$11,214	$11,151
11/30/2019	$11,302	$10,724	$11,250	$11,146
12/31/2019	$11,352	$10,752	$11,298	$11,138
1/31/2020	$11,539	$10,860	$11,434	$11,352
2/29/2020	$11,674	$10,916	$11,527	$11,557
3/31/2020	$10,732	$10,684	$11,056	$11,489
4/30/2020	$10,562	$10,679	$10,980	$11,693
5/31/2020	$10,772	$10,926	$11,202	$11,747
6/30/2020	$11,057	$10,963	$11,315	$11,821
7/31/2020	$11,225	$11,064	$11,454	$11,998
8/31/2020	$11,253	$11,057	$11,474	$11,901
9/30/2020	$11,260	$11,071	$11,498	$11,894
10/31/2020	$11,267	$11,051	$11,500	$11,841
11/30/2020	$11,451	$11,108	$11,589	$11,958
12/31/2020	$11,626	$11,141	$11,702	$11,974
1/31/2021	$11,839	$11,174	$11,794	$11,888
2/28/2021	$11,744	$11,090	$11,728	$11,716
3/31/2021	$11,812	$11,127	$11,789	$11,570
4/30/2021	$11,918	$11,166	$11,860	$11,662
5/31/2021	$11,985	$11,169	$11,903	$11,700
6/30/2021	$12,067	$11,171	$11,955	$11,782
7/31/2021	$12,163	$11,227	$12,031	$11,914
8/31/2021	$12,137	$11,219	$12,037	$11,891
9/30/2021	$12,051	$11,177	$12,004	$11,788
10/31/2021	$12,017	$11,152	$11,991	$11,785
11/30/2021	$12,105	$11,169	$12,032	$11,820
12/31/2021	$12,133	$11,180	$12,058	$11,789
1/31/2022	$11,847	$10,964	$11,864	$11,535
2/28/2022	$11,760	$10,931	$11,838	$11,407
3/31/2022	$11,408	$10,718	$11,632	$11,090
4/30/2022	$11,142	$10,575	$11,479	$10,669
5/31/2022	$11,191	$10,713	$11,585	$10,738
6/30/2022	$11,003	$10,687	$11,533	$10,569
7/31/2022	$11,224	$10,849	$11,708	$10,828
8/31/2022	$11,114	$10,693	$11,567	$10,522
9/30/2022	$10,771	$10,453	$11,292	$10,067
10/31/2022	$10,693	$10,439	$11,280	$9,937
11/30/2022	$10,999	$10,686	$11,538	$10,302
12/31/2022	$11,034	$10,720	$11,576	$10,256
1/31/2023	$11,273	$10,902	$11,782	$10,571
2/28/2023	$11,151	$10,722	$11,633	$10,298
3/31/2023	$11,226	$10,900	$11,786	$10,559
4/30/2023	$11,238	$10,856	$11,781	$10,623
5/31/2023	$11,171	$10,775	$11,720	$10,508
6/30/2023	$11,297	$10,844	$11,808	$10,470
7/31/2023	$11,342	$10,876	$11,863	$10,463
8/31/2023	$11,301	$10,821	$11,818	$10,396
9/30/2023	$11,154	$10,671	$11,685	$10,132
10/31/2023	$11,056	$10,664	$11,655	$9,972
11/30/2023	$11,357	$11,012	$12,016	$10,424
12/31/2023	$11,528	$11,157	$12,184	$10,823
1/31/2024	$11,586	$11,128	$12,181	$10,793
2/29/2024	$11,651	$11,138	$12,219	$10,640
3/31/2024	$11,716	$11,125	$12,249	$10,739
4/30/2024	$11,691	$11,054	$12,210	$10,467
5/31/2024	$11,741	$11,008	$12,204	$10,645
6/30/2024	$11,857	$11,113	$12,337	$10,746
7/31/2024	$11,941	$11,216	$12,442	$10,997
8/31/2024	$12,034	$11,340	$12,590	$11,155
9/30/2024	$12,160	$11,411	$12,667	$11,304
10/31/2024	$12,118	$11,310	$12,573	$11,024
11/30/2024	$12,220	$11,392	$12,674	$11,140
12/31/2024	$12,152	$11,325	$12,613	$10,958
1/31/2025	$12,238	$11,396	$12,699	$11,016
2/28/2025	$12,341	$11,484	$12,793	$11,258
3/31/2025	$12,239	$11,428	$12,764	$11,263
4/30/2025	$12,163	$11,374	$12,692	$11,307
5/31/2025	$12,216	$11,468	$12,796	$11,226
6/30/2025	$12,313	$11,561	$12,895	$11,399
7/31/2025	$12,279	$11,642	$12,814	$11,368
8/31/2025	$12,378	$11,730	$12,918	$11,504
9/30/2025	$12,572	$11,792	$13,017	$11,630

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	3.38%	2.23%	2.73%
Bloomberg Municipal Bond 1-8 Year Index	3.34%	1.27%	1.96%
Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	2.77%	2.51%	3.15%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.79%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,338,434,325
Holdings Count | Holding	474
Advisory Fees Paid, Amount	$ 5,569,163
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$2,338,434,325
# of Portfolio Holdings	474
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$5,569,163

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A4.48%
  A-2.55%
  A+5.73%
  AA1.05%
  AA-3.50%
  AA+2.11%
  AAA0.21%
  B1.51%
  B-2.18%
  B+3.60%
  BB3.99%
  BB-3.47%
  BB+13.58%
  BBB9.24%
  BBB-3.94%
  BBB+6.55%
  CCC+0.48%
  NR31.83%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155636
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Income Municipal Bond Fund
Class Name	Class I
Trading Symbol	SDHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 3.33%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 3.34% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond 1-8 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% over the same period. The Fund's use of derivatives, which are generally used for hedging, non-hedging, and duration management purposes, detracted from relative performance for the period.

The municipal yield curve steepened over the one-year period, with shorter maturities experiencing a fall in rates while yields moved higher in longer maturities. Positive factors for the municipal market included healthy demand for municipal bond funds and a strong fundamental backdrop as evidenced by growing tax revenue and positive ratings actions by public ratings agencies. Also supporting the market was the start of interest rate cuts by the U.S. Federal Reserve towards the end of the period. Negative factors included periods of rate volatility, uncertainty driven by the current administration’s fiscal policies and a continued increase in municipal bond supply after an above-average year of issuance in the prior year. Against this backdrop, municipal bonds delivered modest returns.

Top contributors to the Fund’s performance: There were no material contributors to relative performance over the period.

Top detractors from the Fund’s performance: Security selection within the Industrial Development sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond 1-8 Year Index	Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	Bloomberg U.S. Aggregate Bond Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,092	$10,038	$10,050	$10,002
11/30/2015	$10,129	$10,031	$10,049	$9,975
12/31/2015	$10,186	$10,045	$10,021	$9,943
1/31/2016	$10,259	$10,135	$10,042	$10,080
2/29/2016	$10,304	$10,165	$10,092	$10,151
3/31/2016	$10,335	$10,141	$10,093	$10,244
4/30/2016	$10,413	$10,180	$10,119	$10,284
5/31/2016	$10,437	$10,170	$10,135	$10,286
6/30/2016	$10,543	$10,240	$10,275	$10,471
7/31/2016	$10,588	$10,268	$10,303	$10,537
8/31/2016	$10,617	$10,260	$10,325	$10,525
9/30/2016	$10,613	$10,229	$10,296	$10,519
10/31/2016	$10,562	$10,197	$10,251	$10,439
11/30/2016	$10,176	$9,993	$9,781	$10,192
12/31/2016	$10,185	$10,036	$9,778	$10,206
1/31/2017	$10,300	$10,114	$9,842	$10,226
2/28/2017	$10,361	$10,178	$9,889	$10,295
3/31/2017	$10,400	$10,182	$9,894	$10,290
4/30/2017	$10,488	$10,234	$10,002	$10,369
5/31/2017	$10,569	$10,314	$10,061	$10,449
6/30/2017	$10,587	$10,281	$10,056	$10,438
7/31/2017	$10,654	$10,340	$10,115	$10,483
8/31/2017	$10,764	$10,391	$10,210	$10,577
9/30/2017	$10,747	$10,341	$10,151	$10,527
10/31/2017	$10,736	$10,341	$10,173	$10,533
11/30/2017	$10,705	$10,245	$10,102	$10,519
12/31/2017	$10,746	$10,284	$10,100	$10,568
1/31/2018	$10,757	$10,268	$10,133	$10,446
2/28/2018	$10,763	$10,255	$10,122	$10,347
3/31/2018	$10,795	$10,253	$10,127	$10,413
4/30/2018	$10,778	$10,222	$10,202	$10,336
5/31/2018	$10,854	$10,299	$10,308	$10,410
6/30/2018	$10,895	$10,331	$10,359	$10,397
7/31/2018	$10,929	$10,367	$10,413	$10,399
8/31/2018	$10,970	$10,365	$10,444	$10,466
9/30/2018	$10,946	$10,319	$10,408	$10,399
10/31/2018	$10,908	$10,306	$10,406	$10,317
11/30/2018	$10,936	$10,377	$10,468	$10,378
12/31/2018	$10,994	$10,463	$10,545	$10,569
1/31/2019	$11,059	$10,542	$10,627	$10,681
2/28/2019	$11,140	$10,585	$10,676	$10,675
3/31/2019	$11,272	$10,651	$10,765	$10,880
4/30/2019	$11,323	$10,656	$10,784	$10,883
5/31/2019	$11,441	$10,752	$10,882	$11,076
6/30/2019	$11,500	$10,801	$10,938	$11,215
7/31/2019	$11,573	$10,874	$11,010	$11,240
8/31/2019	$11,721	$10,931	$11,093	$11,531
9/30/2019	$11,690	$10,858	$11,048	$11,470
10/31/2019	$11,704	$10,903	$11,093	$11,504
11/30/2019	$11,740	$10,926	$11,129	$11,498
12/31/2019	$11,792	$10,955	$11,176	$11,490
1/31/2020	$11,985	$11,065	$11,311	$11,711
2/29/2020	$12,125	$11,121	$11,403	$11,922
3/31/2020	$11,146	$10,886	$10,937	$11,852
4/30/2020	$10,968	$10,881	$10,862	$12,063
5/31/2020	$11,186	$11,132	$11,081	$12,119
6/30/2020	$11,482	$11,170	$11,193	$12,195
7/31/2020	$11,656	$11,272	$11,331	$12,377
8/31/2020	$11,684	$11,266	$11,350	$12,277
9/30/2020	$11,691	$11,279	$11,374	$12,271
10/31/2020	$11,697	$11,259	$11,376	$12,216
11/30/2020	$11,888	$11,318	$11,464	$12,336
12/31/2020	$12,069	$11,351	$11,576	$12,353
1/31/2021	$12,289	$11,385	$11,667	$12,264
2/28/2021	$12,190	$11,299	$11,601	$12,087
3/31/2021	$12,260	$11,337	$11,662	$11,936
4/30/2021	$12,369	$11,376	$11,732	$12,030
5/31/2021	$12,438	$11,379	$11,775	$12,070
6/30/2021	$12,523	$11,381	$11,826	$12,155
7/31/2021	$12,621	$11,438	$11,901	$12,290
8/31/2021	$12,594	$11,431	$11,908	$12,267
9/30/2021	$12,504	$11,388	$11,874	$12,161
10/31/2021	$12,468	$11,362	$11,862	$12,157
11/30/2021	$12,559	$11,380	$11,903	$12,193
12/31/2021	$12,587	$11,391	$11,929	$12,162
1/31/2022	$12,289	$11,171	$11,737	$11,900
2/28/2022	$12,199	$11,137	$11,710	$11,767
3/31/2022	$11,841	$10,920	$11,507	$11,441
4/30/2022	$11,565	$10,775	$11,356	$11,006
5/31/2022	$11,615	$10,915	$11,460	$11,077
6/30/2022	$11,411	$10,889	$11,409	$10,904
7/31/2022	$11,640	$11,054	$11,582	$11,170
8/31/2022	$11,525	$10,895	$11,442	$10,854
9/30/2022	$11,177	$10,651	$11,170	$10,385
10/31/2022	$11,087	$10,635	$11,158	$10,251
11/30/2022	$11,404	$10,888	$11,414	$10,628
12/31/2022	$11,440	$10,922	$11,451	$10,580
1/31/2023	$11,686	$11,107	$11,655	$10,905
2/28/2023	$11,567	$10,924	$11,507	$10,623
3/31/2023	$11,637	$11,105	$11,659	$10,893
4/30/2023	$11,648	$11,061	$11,654	$10,959
5/31/2023	$11,586	$10,979	$11,594	$10,840
6/30/2023	$11,708	$11,049	$11,681	$10,801
7/31/2023	$11,754	$11,081	$11,735	$10,794
8/31/2023	$11,710	$11,025	$11,691	$10,725
9/30/2023	$11,557	$10,872	$11,559	$10,452
10/31/2023	$11,455	$10,865	$11,530	$10,287
11/30/2023	$11,774	$11,219	$11,886	$10,753
12/31/2023	$11,943	$11,368	$12,052	$11,165
1/31/2024	$12,001	$11,338	$12,050	$11,134
2/29/2024	$12,068	$11,348	$12,088	$10,977
3/31/2024	$12,135	$11,335	$12,117	$11,078
4/30/2024	$12,109	$11,262	$12,079	$10,798
5/31/2024	$12,160	$11,216	$12,072	$10,981
6/30/2024	$12,280	$11,322	$12,204	$11,086
7/31/2024	$12,366	$11,428	$12,308	$11,344
8/31/2024	$12,462	$11,554	$12,454	$11,507
9/30/2024	$12,592	$11,626	$12,531	$11,662
10/31/2024	$12,548	$11,523	$12,438	$11,372
11/30/2024	$12,653	$11,606	$12,538	$11,493
12/31/2024	$12,582	$11,538	$12,477	$11,304
1/31/2025	$12,671	$11,610	$12,562	$11,364
2/28/2025	$12,777	$11,701	$12,655	$11,614
3/31/2025	$12,671	$11,643	$12,626	$11,619
4/30/2025	$12,591	$11,588	$12,556	$11,665
5/31/2025	$12,646	$11,685	$12,659	$11,581
6/30/2025	$12,745	$11,780	$12,756	$11,759
7/31/2025	$12,710	$11,862	$12,676	$11,728
8/31/2025	$12,811	$11,951	$12,779	$11,868
9/30/2025	$13,012	$12,014	$12,877	$11,998

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	3.33%	2.16%	2.67%
Bloomberg Municipal Bond 1-8 Year Index	3.34%	1.27%	1.85%
Bloomberg Municipal Bond 1-8 Year 50% + Bloomberg Municipal HY 1-8 Year 50%	2.77%	2.51%	2.56%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,338,434,325
Holdings Count | Holding	474
Advisory Fees Paid, Amount	$ 5,569,163
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of September 30, 2025)
Total Net Assets	$2,338,434,325
# of Portfolio Holdings	474
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$5,569,163

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A4.48%
  A-2.55%
  A+5.73%
  AA1.05%
  AA-3.50%
  AA+2.11%
  AAA0.21%
  B1.51%
  B-2.18%
  B+3.60%
  BB3.99%
  BB-3.47%
  BB+13.58%
  BBB9.24%
  BBB-3.94%
  BBB+6.55%
  CCC+0.48%
  NR31.83%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.